Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Banks (21.1%):
Atlantic Capital Bancshares, Inc. (a)	32,200	$853
Central Pacific Financial Corp.	25,400	652
Civista Bancshares, Inc. (b)	27,600	641
ConnectOne Bancorp, Inc.	32,800	984
Dime Community Bancshares, Inc.	26,300	859
Equity Bancshares, Inc., Class A	17,600	587
Financial Institutions, Inc.	22,660	695
First Bank	23,900	337
First Foundation, Inc.	21,350	561
First Internet Bancorp	18,650	581
First Mid Bancshares, Inc.	18,250	749
FVCBankcorp, Inc. (a)(b)	15,500	310
German American Bancorp, Inc.	14,800	572
HarborOne Bancorp, Inc.	43,400	609
Heritage Commerce Corp. (b)	67,500	785
Heritage Financial Corp.	15,200	388
Hometrust Bancshares, Inc.	24,800	694
Independent Bank Corp.	31,800	683
Mercantile Bank Corp.	20,600	660
Origin Bancorp, Inc.	20,900	885
Peoples Bancorp, Inc.	26,000	822
Primis Financial Corp.	37,200	538
QCR Holdings, Inc. (b)	16,600	854
SmartFinancial, Inc.	26,000	672
The First Bancshares, Inc.	18,100	702
Univest Financial Corp.	25,300	693
Washington Trust Bancorp, Inc.	14,300	758
		18,124
Capital Markets (1.6%):
Cowen, Inc., Class A (b)	20,000	686
Diamond Hill Investment Group, Inc.	3,775	663
		1,349
Communication Services (3.9%):
Clear Channel Outdoor Holdings, Inc. (a)	280,500	760
Emerald Holding, Inc. (a)	106,000	460
Entercom Communications Corp. (a)	146,000	537
The E.W. Scripps Co., Class A	37,700	681
The Marcus Corp. (a)(b)	51,900	906
		3,344

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (11.3%):
Chico's FAS, Inc. (a)(b)	114,000	$512
Chuy's Holdings, Inc. (a)(b)	13,700	432
Del Taco Restaurants, Inc.	54,500	476
Designer Brands, Inc., Class A (a)(b)	32,915	458
Funko, Inc., Class A (a)	29,800	543
Genesco, Inc. (a)	14,850	857
Lindblad Expeditions Holdings, Inc. (a)(b)	42,000	613
M/I Homes, Inc. (a)	6,830	395
Malibu Boats, Inc., Class A (a)	7,400	518
Modine Manufacturing Co. (a)	46,400	526
Motorcar Parts of America, Inc. (a)	25,000	487
OneWater Marine, Inc.	9,680	389
Potbelly Corp. (a)	92,000	624
Red Robin Gourmet Burgers, Inc. (a)(b)	23,100	533
Ruth's Hospitality Group, Inc. (a)	19,503	404
The Aaron's Co., Inc.	16,100	443
Universal Electronics, Inc. (a)	9,800	483
Universal Technical Institute, Inc. (a)	69,500	470
Zumiez, Inc. (a)	14,200	564
		9,727
Consumer Finance (0.9%):
EZCORP, Inc., Class A (a)(b)	103,900	786

Energy (6.9%):
Bonanza Creek Energy, Inc. (b)	13,100	628
Earthstone Energy, Inc., Class A (a)	90,816	836
International Seaways, Inc.	19,885	362
Matrix Service Co. (a)	39,200	410
Northern Oil and Gas, Inc. (b)	52,000	1,113
ProPetro Holding Corp. (a)	58,626	507
Solaris Oilfield Infrastructure, Inc., Class A	61,323	511
Talos Energy, Inc. (a)	37,506	517
Tidewater, Inc. (a)	40,000	482
Vine Energy, Inc., Class A (a)	36,800	606
		5,972
Health Care (6.8%):
AngioDynamics, Inc. (a)	34,000	882
Brookdale Senior Living, Inc. (a)	113,667	716
Collegium Pharmaceutical, Inc. (a)(b)	21,200	418
Community Health Systems, Inc. (a)	47,600	557
Hanger, Inc. (a)	22,700	499
Invacare Corp. (a)	93,000	443

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Natus Medical, Inc. (a)	25,989	$652
Orthofix Medical, Inc. (a)(b)	20,075	765
RadNet, Inc. (a)	13,898	407
Vanda Pharmaceuticals, Inc. (a)	31,500	540
		5,879
Industrials (17.1%):
CIRCOR International, Inc. (a)(b)	19,900	657
Columbus McKinnon Corp.	12,700	614
Covenant Logistics Group, Inc., Class A (a)	26,950	745
CRA International, Inc.	4,400	437
Ducommun, Inc. (a)	13,200	665
DXP Enterprises, Inc. (a)	21,800	645
Eagle Bulk Shipping, Inc. (a)(b)	13,000	655
Echo Global Logistics, Inc. (a)	12,291	586
Great Lakes Dredge & Dock Corp. (a)	49,000	739
Hawaiian Holdings, Inc. (a)	20,800	451
Heidrick & Struggles International, Inc.	10,990	490
Heritage-Crystal Clean, Inc. (a)	25,000	724
Interface, Inc.	40,300	611
Kelly Services, Inc., Class A	28,000	529
Kimball International, Inc., Class B	44,550	499
NN, Inc. (a)	93,000	488
Park Aerospace Corp.	29,500	404
Park-Ohio Holdings Corp.	17,000	434
SP Plus Corp. (a)	22,000	675
Team, Inc. (a)	53,800	162
The Shyft Group, Inc.	11,400	433
Titan Machinery, Inc. (a)	28,100	728
Triumph Group, Inc. (a)(b)	39,400	734
TrueBlue, Inc. (a)	21,276	576
VSE Corp.	13,070	630
Willdan Group, Inc. (a)(b)	12,300	438
		14,749
Information Technology (11.7%):
American Software, Inc., Class A	19,600	466
Asure Software, Inc. (a)	68,400	616
Benchmark Electronics, Inc.	18,000	481
Comtech Telecommunications Corp.	27,600	707
CTS Corp.	23,600	730
Diebold Nixdorf, Inc. (a)	39,700	401
Digi International, Inc. (a)	32,700	687
Extreme Networks, Inc. (a)	63,800	628
Harmonic, Inc. (a)	90,300	790
I3 Verticals, Inc., Class A (a)	15,300	370

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ichor Holdings Ltd. (a)	12,800	$526
Impinj, Inc. (a)(b)	12,436	711
Kimball Electronics, Inc. (a)	28,500	735
NeoPhotonics Corp. (a)	50,430	439
PDF Solutions, Inc. (a)	29,700	684
Veeco Instruments, Inc. (a)	21,350	474
Vishay Precision Group, Inc. (a)	17,000	591
		10,036
Insurance (1.1%):
HCI Group, Inc. (b)	4,800	531
Heritage Insurance Holdings, Inc.	65,600	447
		978
Materials (4.2%):
Haynes International, Inc.	19,750	735
Koppers Holdings, Inc. (a)	21,300	666
Schnitzer Steel Industries, Inc.	11,500	504
SunCoke Energy, Inc. (b)	111,900	703
Verso Corp., Class A (b)	47,700	990
		3,598
Mortgage Real Estate Investment Trusts (0.9%):
Dynex Capital, Inc. (b)	31,300	541
Western Asset Mortgage Capital Corp.	100,000	261
		802
Real Estate (6.1%):
CatchMark Timber Trust, Inc., Class A	39,800	472
Cedar Realty Trust, Inc.	24,500	531
City Office REIT, Inc.	51,600	922
Global Medical REIT, Inc.	43,300	637
NETSTREIT Corp.	21,900	518
NexPoint Residential Trust, Inc.	9,450	585
Plymouth Industrial REIT, Inc.	27,000	614
UMH Properties, Inc.	9,881	226
Urstadt Biddle Properties, Inc., Class A	41,000	776
		5,281
Thrifts & Mortgage Finance (3.9%):
Bridgewater Bancshares, Inc. (a)	28,400	497
HomeStreet, Inc.	13,300	547
Meridian Bancorp, Inc.	35,000	727
PCSB Financial Corp.	31,400	579

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Premier Financial Corp.	30,300	$965
		3,315
Total Common Stocks (Cost $65,748)		83,940

Collateral for Securities Loaned^ (9.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	147,162	147
Fidelity Investments Money Market Government Portfolio, I Class, 0.01% (c)	4,362,412	4,362
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	73,441	73
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	585,596	586
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	2,632,953	2,633
Total Collateral for Securities Loaned (Cost $7,801)		7,801

Total Investments (Cost $73,549) — 106.6%		91,741
Liabilities in excess of other assets — (6.6)%		(5,701)
NET ASSETS - 100.00%		$86,040

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (3.8%):
Cinemark Holdings, Inc. (a)(b)	76,303	$1,466
Liberty Media Group Corp.-Liberty Formula One, Class C (a)	33,473	1,721
Lions Gate Entertainment Corp., Class B (a)	115,300	1,499
Nexstar Media Group, Inc., Class A	15,637	2,376
Twitter, Inc. (a)	25,557	1,543
ViacomCBS, Inc., Class B	30,313	1,198
		9,803
Consumer Discretionary (11.6%):
Advance Auto Parts, Inc.	9,058	1,892
Aptiv PLC (a)	11,618	1,731
Aramark	58,460	1,921
Bath & Body Works, Inc.	28,350	1,787
BorgWarner, Inc.	35,314	1,526
Brunswick Corp.	21,200	2,020
Caesars Entertainment, Inc. (a)	19,650	2,206
Capri Holdings Ltd. (a)	30,100	1,457
D.R. Horton, Inc.	15,835	1,330
Hilton Worldwide Holdings, Inc. (a)	11,300	1,493
Newell Brands, Inc.	51,300	1,136
Norwegian Cruise Line Holdings Ltd. (a)(b)	75,241	2,010
Penske Automotive Group, Inc.	16,449	1,655
Ralph Lauren Corp.	19,350	2,148
The Gap, Inc.	60,000	1,362
Travel + Leisure Co.	39,330	2,144
Yum! Brands, Inc.	17,766	2,173
		29,991
Consumer Staples (4.3%):
Archer-Daniels-Midland Co.	29,770	1,786
Coty, Inc., Class A (a)	200,330	1,574
Darling Ingredients, Inc. (a)	27,910	2,007
Molson Coors Beverage Co., Class B	42,540	1,973
Performance Food Group Co. (a)	37,600	1,747
Tyson Foods, Inc., Class A	26,737	2,111
		11,198
Energy (5.6%):
Devon Energy Corp.	91,392	3,245
Diamondback Energy, Inc.	29,516	2,794
Halliburton Co.	112,533	2,433
Hess Corp.	34,275	2,677
Pioneer Natural Resources Co.	18,976	3,160
		14,309

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (16.5%):
Ally Financial, Inc.	39,935	$2,039
Arch Capital Group Ltd. (a)	37,700	1,439
Arthur J. Gallagher & Co.	21,280	3,163
Assurant, Inc.	12,540	1,978
Cincinnati Financial Corp.	18,996	2,170
CIT Group, Inc.	32,160	1,671
Comerica, Inc.	35,180	2,832
Fifth Third Bancorp	36,296	1,540
Huntington Bancshares, Inc.	194,400	3,006
Invesco Ltd.	91,500	2,206
Lincoln National Corp.	28,150	1,935
LPL Financial Holdings, Inc.	17,695	2,774
M&T Bank Corp.	17,450	2,606
Northern Trust Corp.	23,034	2,483
Regions Financial Corp.	97,344	2,074
Reinsurance Group of America, Inc.	18,835	2,096
State Street Corp.	23,694	2,007
The Hartford Financial Services Group, Inc.	34,342	2,413
Voya Financial, Inc.	35,392	2,173
		42,605
Health Care (8.7%):
Cerner Corp.	20,362	1,436
Elanco Animal Health, Inc. (a)	52,294	1,668
Encompass Health Corp.	30,360	2,278
Jazz Pharmaceuticals PLC (a)	12,083	1,573
Laboratory Corp. of America Holdings (a)	10,320	2,905
McKesson Corp.	15,127	3,016
Organon & Co.	51,754	1,697
Perrigo Co. PLC (b)	45,587	2,158
STERIS PLC	6,505	1,329
Viatris, Inc.	152,874	2,071
Zimmer Biomet Holdings, Inc.	16,250	2,378
		22,509
Industrials (15.4%):
AGCO Corp.	13,256	1,624
Carlisle Cos., Inc.	11,653	2,316
Crane Co.	19,691	1,867
Cummins, Inc.	6,253	1,404
Howmet Aerospace, Inc.	61,000	1,903
ITT, Inc.	19,080	1,638
Knight-Swift Transportation Holdings, Inc.	40,201	2,056
ManpowerGroup, Inc.	19,393	2,100

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	6,196	$1,772
Oshkosh Corp.	15,839	1,621
Otis Worldwide Corp.	27,490	2,262
Parker-Hannifin Corp.	8,039	2,248
Quanta Services, Inc.	23,369	2,660
Republic Services, Inc.	17,329	2,081
Ryder System, Inc.	22,920	1,896
Southwest Airlines Co. (a)	46,200	2,376
Spirit AeroSystems Holdings, Inc., Class A	38,404	1,697
Textron, Inc.	27,019	1,886
Trane Technologies PLC	11,230	1,939
Westinghouse Air Brake Technologies Corp. (b)	26,024	2,244
		39,590
Information Technology (10.3%):
Booz Allen Hamilton Holding Corp.	21,148	1,678
Ciena Corp. (a)	30,193	1,551
Citrix Systems, Inc.	10,545	1,132
DXC Technology Co. (a)	58,037	1,951
Flex Ltd. (a)	99,392	1,757
Hewlett Packard Enterprise Co.	115,500	1,646
Jabil, Inc.	29,836	1,742
Juniper Networks, Inc.	66,608	1,833
Marvell Technology, Inc.	30,000	1,809
MKS Instruments, Inc.	9,800	1,479
Motorola Solutions, Inc.	9,658	2,244
NCR Corp. (a)	40,000	1,550
ON Semiconductor Corp. (a)	39,238	1,796
Qorvo, Inc. (a)	7,251	1,212
Verint Systems, Inc. (a)	36,200	1,621
Western Digital Corp. (a)	27,472	1,551
		26,552
Materials (7.8%):
Alcoa Corp. (a)	38,688	1,893
Arconic Corp. (a)	57,954	1,828
CF Industries Holdings, Inc.	46,986	2,623
Cleveland-Cliffs, Inc. (a)(b)	129,824	2,572
Crown Holdings, Inc.	19,598	1,975
Martin Marietta Materials, Inc.	7,353	2,512
Olin Corp.	39,900	1,925
The Mosaic Co.	72,781	2,600
Westlake Chemical Corp.	22,650	2,064
		19,992
Real Estate (8.3%):
Apartment Income REIT Corp.	52,650	2,570

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Duke Realty Corp.	49,630	$2,376
Essex Property Trust, Inc.	8,980	2,871
Healthpeak Properties, Inc.	35,100	1,175
Host Hotels & Resorts, Inc. (a)	121,485	1,984
Medical Properties Trust, Inc.	114,500	2,298
Realty Income Corp.	26,834	1,740
VICI Properties, Inc. (b)	78,912	2,242
Welltower, Inc.	30,050	2,476
Weyerhaeuser Co.	47,846	1,702
		21,434
Utilities (6.4%):
CenterPoint Energy, Inc.	90,762	2,233
DTE Energy Co.	18,320	2,046
Evergy, Inc.	36,353	2,261
PPL Corp.	70,346	1,961
Spire, Inc.	33,053	2,022
UGI Corp.	36,736	1,566
Vistra Corp.	118,396	2,025
Xcel Energy, Inc.	36,563	2,285
		16,399
Total Common Stocks (Cost $209,016)		254,382

Collateral for Securities Loaned^ (3.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	145,523	145
Fidelity Investments Money Market Government Portfolio I Class, 0.01% (c)	4,312,842	4,313
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	72,623	73
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	579,075	579
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	2,603,632	2,604
Total Collateral for Securities Loaned (Cost $7,714)		7,714

Total Investments (Cost $216,730) — 101.7%		262,096
Liabilities in excess of other assets — (1.7)%		(4,339)
NET ASSETS - 100.00%		$257,757

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)
Communication Services (2.7%):
Cinemark Holdings, Inc. (a)(b)	672,600	$12,921
Gray Television, Inc.	528,000	12,049
Lions Gate Entertainment Corp., Class B (a)	664,000	8,632
TEGNA, Inc.	424,000	8,361
The Marcus Corp. (a)(b)	437,500	7,634
		49,597
Consumer Discretionary (9.7%):
Abercrombie & Fitch Co. (a)	297,200	11,184
American Axle & Manufacturing Holdings, Inc. (a)	856,000	7,541
Asbury Automotive Group, Inc. (a)	52,400	10,309
Bloomin' Brands, Inc. (a)	552,000	13,800
Brinker International, Inc. (a)(b)	185,300	9,089
Brunswick Corp.	114,500	10,909
Century Communities, Inc.	211,900	13,021
Dana, Inc. (b)	405,000	9,007
Guess, Inc. (b)	421,000	8,845
Jack in the Box, Inc. (b)	131,500	12,799
Macy's, Inc.	716,200	16,186
Marriott Vacations Worldwide Corp.	91,300	14,364
Steven Madden Ltd.	347,800	13,968
Victoria's Secret & Co. (a)(b)	164,700	9,101
Visteon Corp. (a)	76,500	7,221
Wolverine World Wide, Inc.	403,000	12,026
		179,370
Consumer Staples (2.5%):
Coty, Inc., Class A (a)	1,557,900	12,245
Edgewell Personal Care Co. (b)	220,000	7,986
Performance Food Group Co. (a)	318,000	14,774
The Simply Good Foods Co. (a)(b)	328,000	11,313
		46,318
Energy (7.7%):
Antero Resources Corp. (a)	1,011,100	19,019
Cactus, Inc., Class A	389,200	14,681
Chesapeake Energy Corp. (b)	300,300	18,495
Delek U.S. Holdings, Inc. (b)	457,700	8,225
Green Plains, Inc. (a)	600,000	19,590
Ovintiv, Inc.	560,500	18,429
PDC Energy, Inc.	395,600	18,748
Whiting Petroleum Corp. (a)	415,000	24,240
		141,427

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (22.5%):
Ameris Bancorp	356,000	$18,469
Assured Guaranty Ltd.	192,000	8,988
Banc of California, Inc. (b)	632,900	11,702
Banner Corp.	285,500	15,762
Blackstone Mortgage Trust, Inc., Class A	445,000	13,492
Brighthouse Financial, Inc. (a)	172,900	7,820
Cathay General Bancorp	214,600	8,882
CNO Financial Group, Inc.	401,000	9,440
FB Financial Corp.	348,900	14,961
Federated Hermes, Inc.	461,000	14,982
First Bancorp/Southern Pines NC	184,600	7,940
First Merchants Corp.	401,500	16,799
Hancock Whitney Corp.	445,000	20,968
Heritage Financial Corp.	255,000	6,503
Horace Mann Educators Corp. (b)	180,000	7,162
Investors Bancorp, Inc.	956,000	14,445
Kinsale Capital Group, Inc.	44,400	7,179
Ladder Capital Corp.	845,000	9,337
MGIC Investment Corp.	970,000	14,511
PacWest Bancorp	470,000	21,300
Piper Sandler Cos.	84,000	11,631
Primerica, Inc.	55,900	8,588
ProAssurance Corp.	367,200	8,732
Renasant Corp.	463,700	16,716
RLI Corp. (b)	93,100	9,335
SouthState Corp.	271,000	20,236
Starwood Property Trust, Inc.	394,900	9,640
Stifel Financial Corp. (b)	162,200	11,023
Synovus Financial Corp.	467,000	20,497
United Community Banks, Inc.	559,400	18,360
Veritex Holdings, Inc.	427,100	16,811
Wintrust Financial Corp.	169,700	13,639
		415,850
Health Care (4.1%):
Brookdale Senior Living, Inc. (a)	1,690,900	10,653
CONMED Corp. (b)	72,000	9,420
Patterson Cos., Inc.	425,400	12,821
Select Medical Holdings Corp.	394,000	14,251
Supernus Pharmaceuticals, Inc. (a)	454,900	12,132
Tenet Healthcare Corp. (a)(b)	247,500	16,444
		75,721

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (19.8%):
AAR Corp. (a)	383,500	$12,437
Altra Industrial Motion Corp.	256,200	14,181
ArcBest Corp.	85,600	6,999
Atkore, Inc. (a)	115,500	10,039
Avis Budget Group, Inc. (a)	115,500	13,457
AZZ, Inc.	201,300	10,709
Beacon Roofing Supply, Inc. (a)	181,000	8,645
Clean Harbors, Inc. (a)	130,000	13,503
Crane Co.	135,800	12,875
EMCOR Group, Inc.	150,500	17,365
EnPro Industries, Inc.	130,900	11,404
Granite Construction, Inc. (b)	303,000	11,984
Hub Group, Inc., Class A (a)	187,100	12,863
Kirby Corp. (a)	163,000	7,817
Korn Ferry	204,500	14,798
ManpowerGroup, Inc.	116,100	12,571
Meritor, Inc. (a)	487,000	10,378
MRC Global, Inc. (a)(b)	1,042,000	7,648
nVent Electric PLC	344,000	11,122
Rexnord Corp.	330,000	21,216
Ryder System, Inc.	143,300	11,852
Saia, Inc. (a)	41,900	9,973
SkyWest, Inc. (a)	292,800	14,447
Steelcase, Inc., Class A (b)	808,000	10,245
Terex Corp.	198,000	8,336
The Greenbrier Cos., Inc. (b)	211,100	9,075
Triumph Group, Inc. (a)(b)	637,000	11,867
Univar Solutions, Inc. (a)	586,400	13,968
Wabash National Corp. (b)	574,000	8,685
Werner Enterprises, Inc. (b)	201,300	8,912
WESCO International, Inc. (a)	146,000	16,837
		366,208
Information Technology (7.1%):
Belden, Inc.	309,800	18,049
CMC Materials, Inc.	79,000	9,735
Cohu, Inc. (a)	375,000	11,977
CommScope Holding Co., Inc. (a)	628,800	8,545
Conduent, Inc. (a)	1,260,000	8,303
Diebold Nixdorf, Inc. (a)	780,000	7,886
Diodes, Inc. (a)	108,400	9,820
Harmonic, Inc. (a)(b)	885,500	7,748
Infinera Corp. (a)(b)	1,134,000	9,435

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Plexus Corp. (a)(b)	106,700	$9,540
TTM Technologies, Inc. (a)	580,400	7,296
Verint Systems, Inc. (a)	291,600	13,061
Vishay Intertechnology, Inc.	519,500	10,437
		131,832
Materials (6.5%):
Alcoa Corp. (a)	369,900	18,103
Allegheny Technologies, Inc. (a)(b)	890,100	14,802
Arconic Corp. (a)	460,000	14,508
Avient Corp.	388,000	17,984
Olin Corp.	352,000	16,984
Schnitzer Steel Industries, Inc.	53,600	2,348
Summit Materials, Inc., Class A (a)	486,000	15,538
Trinseo SA	55,000	2,969
Tronox Holdings PLC, Class A	662,100	16,321
		119,557
Real Estate (10.0%):
Alexander & Baldwin, Inc.	566,000	13,267
CareTrust REIT, Inc.	494,000	10,038
DiamondRock Hospitality Co. (a)	1,548,000	14,629
Easterly Government Properties, Inc.	601,900	12,435
Essential Properties Realty Trust, Inc.	498,900	13,929
Hudson Pacific Properties, Inc.	434,800	11,422
Lexington Realty Trust (b)	1,363,000	17,378
Mack-Cali Realty Corp.	725,000	12,412
Physicians Realty Trust	565,000	9,955
Sabra Health Care REIT, Inc.	823,000	12,115
SITE Centers Corp.	1,120,000	17,293
STAG Industrial, Inc.	523,200	20,536
Summit Hotel Properties, Inc. (a)	988,000	9,514
Sunstone Hotel Investors, Inc. (a)	795,200	9,495
		184,418
Utilities (4.1%):
ALLETE, Inc.	202,200	12,035
Black Hills Corp.	178,500	11,203
NorthWestern Corp.	232,500	13,322
ONE Gas, Inc.	186,600	11,825
Portland General Electric Co.	281,400	13,223
Spire, Inc.	229,800	14,059
		75,667
Total Common Stocks (Cost $1,324,880)		1,785,965

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (3.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	1,284,909	$1,285
Fidelity Investments Money Market Government Portfolio, I Class, 0.01% (c)	38,080,640	38,081
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	641,233	641
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	5,112,992	5,113
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	22,989,010	22,989
Total Collateral for Securities Loaned (Cost $68,109)		68,109

Total Investments (Cost $1,392,989) — 100.4%		1,854,074
Liabilities in excess of other assets — (0.4)%		(7,371)
NET ASSETS - 100.00%		$1,846,703

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)
Communication Services (3.3%):
Cinemark Holdings, Inc. (a)(b)	67,900	$1,304
Liberty Media Group Corp.-Liberty Formula One, Class C (a)	28,655	1,473
Lions Gate Entertainment Corp., Class B (a)	82,633	1,074
Nexstar Media Group, Inc., Class A	11,890	1,807
TEGNA, Inc.	54,800	1,081
		6,739
Consumer Discretionary (11.0%):
Aramark	51,101	1,679
Asbury Automotive Group, Inc. (a)	3,926	772
Bloomin' Brands, Inc. (a)	45,904	1,148
Brunswick Corp.	17,650	1,682
Caesars Entertainment, Inc. (a)	14,360	1,612
Capri Holdings Ltd. (a)	22,937	1,110
Lear Corp.	6,700	1,048
Macy's, Inc.	50,556	1,143
Newell Brands, Inc.	48,800	1,080
Norwegian Cruise Line Holdings Ltd. (a)(b)	56,530	1,510
PulteGroup, Inc.	20,600	946
Ralph Lauren Corp.	15,210	1,689
Steven Madden Ltd.	31,944	1,283
The Gap, Inc.	40,079	910
Travel + Leisure Co.	30,100	1,641
Victoria's Secret & Co. (a)	18,458	1,020
Visteon Corp. (a)	10,400	982
Wolverine World Wide, Inc.	40,100	1,197
		22,452
Consumer Staples (2.6%):
Coty, Inc., Class A (a)	161,150	1,267
Edgewell Personal Care Co.	19,300	700
Lamb Weston Holdings, Inc.	20,300	1,246
Molson Coors Beverage Co., Class B	15,570	722
Performance Food Group Co. (a)	32,000	1,487
		5,422
Energy (6.4%):
Cactus, Inc., Class A (b)	35,477	1,338
Cimarex Energy Co.	24,530	2,139
Devon Energy Corp.	58,751	2,086
Diamondback Energy, Inc.	19,850	1,879
Green Plains, Inc. (a)	56,958	1,860
PDC Energy, Inc.	43,834	2,077

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Whiting Petroleum Corp. (a)	30,430	$1,778
		13,157
Financials (19.3%):
Ally Financial, Inc.	29,810	1,522
American Financial Group, Inc.	13,317	1,676
Assurant, Inc.	10,950	1,727
Assured Guaranty Ltd.	21,900	1,025
Blackstone Mortgage Trust, Inc., Class A	48,910	1,483
CIT Group, Inc.	27,110	1,408
Comerica, Inc.	31,586	2,543
East West Bancorp, Inc.	24,539	1,903
Hancock Whitney Corp.	51,810	2,441
Invesco Ltd.	73,000	1,760
Investors Bancorp, Inc.	108,000	1,632
Kinsale Capital Group, Inc.	4,850	784
Lincoln National Corp.	12,750	877
LPL Financial Holdings, Inc.	12,990	2,036
MGIC Investment Corp.	97,950	1,465
PacWest Bancorp	53,350	2,418
People's United Financial, Inc.	92,600	1,618
Primerica, Inc.	8,950	1,375
Reinsurance Group of America, Inc.	9,015	1,003
SouthState Corp.	27,100	2,023
Stifel Financial Corp. (b)	25,145	1,709
Synovus Financial Corp.	49,008	2,151
The Hanover Insurance Group, Inc.	9,770	1,266
Voya Financial, Inc.	25,600	1,572
		39,417
Health Care (4.3%):
Encompass Health Corp.	26,190	1,965
Jazz Pharmaceuticals PLC (a)	10,735	1,398
Organon & Co.	58,369	1,914
Perrigo Co. PLC	40,772	1,930
Select Medical Holdings Corp.	43,200	1,562
		8,769
Industrials (21.2%):
AGCO Corp.	11,413	1,398
Alaska Air Group, Inc. (a)	13,119	769
Altra Industrial Motion Corp.	22,950	1,270
Atkore, Inc. (a)	12,520	1,088
Avis Budget Group, Inc. (a)	12,070	1,406
Beacon Roofing Supply, Inc. (a)	18,186	869
Carlisle Cos., Inc.	8,520	1,694
Clean Harbors, Inc. (a)	14,915	1,549

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Crane Co.	15,172	$1,439
EMCOR Group, Inc.	13,563	1,565
EnPro Industries, Inc.	12,280	1,070
Granite Construction, Inc.	27,537	1,089
Howmet Aerospace, Inc.	52,300	1,632
ITT, Inc.	18,142	1,557
Kirby Corp. (a)	20,420	979
Knight-Swift Transportation Holdings, Inc.	20,859	1,067
Korn Ferry	18,118	1,311
ManpowerGroup, Inc.	13,470	1,459
Meritor, Inc. (a)	49,500	1,055
MRC Global, Inc. (a)	100,612	739
nVent Electric PLC	42,140	1,362
Oshkosh Corp.	12,777	1,308
Quanta Services, Inc.	18,547	2,111
Rexnord Corp.	26,710	1,717
Ryder System, Inc.	17,275	1,429
Saia, Inc. (a)	6,240	1,485
SkyWest, Inc. (a)	24,900	1,229
Spirit AeroSystems Holdings, Inc., Class A	30,250	1,337
Steelcase, Inc., Class A (b)	74,780	948
Textron, Inc.	24,800	1,731
Trinity Industries, Inc.	28,300	769
Univar Solutions, Inc. (a)	65,400	1,558
Westinghouse Air Brake Technologies Corp.	15,432	1,330
		43,319
Information Technology (8.1%):
Belden, Inc.	30,310	1,766
Ciena Corp. (a)	31,300	1,607
Conduent, Inc. (a)	127,100	838
Diodes, Inc. (a)	11,474	1,039
Euronet Worldwide, Inc. (a)	12,100	1,540
Flex Ltd. (a)	71,400	1,262
Infinera Corp. (a)	125,800	1,047
Jabil, Inc.	22,000	1,284
MKS Instruments, Inc.	7,720	1,165
NCR Corp. (a)	27,800	1,078
ON Semiconductor Corp. (a)	36,200	1,657
Verint Systems, Inc. (a)	31,112	1,394
Vishay Intertechnology, Inc.	47,050	945
		16,622
Materials (7.7%):
Alcoa Corp. (a)	41,085	2,011
Allegheny Technologies, Inc. (a)	73,050	1,215

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Arconic Corp. (a)	46,680	$1,472
CF Industries Holdings, Inc.	31,330	1,749
Cleveland-Cliffs, Inc. (a)(b)	102,832	2,037
Olin Corp.	42,970	2,073
Summit Materials, Inc., Class A (a)(b)	47,972	1,534
The Mosaic Co.	57,115	2,040
Westlake Chemical Corp.	17,310	1,577
		15,708
Real Estate (9.7%):
Apartment Income REIT Corp.	41,600	2,030
DiamondRock Hospitality Co. (a)	158,000	1,493
Federal Realty Investment Trust	14,800	1,746
First Industrial Realty Trust, Inc.	29,374	1,530
Gaming and Leisure Properties, Inc.	38,979	1,806
Highwoods Properties, Inc.	41,700	1,829
Hudson Pacific Properties, Inc. (b)	54,500	1,432
Mack-Cali Realty Corp.	64,449	1,103
Medical Properties Trust, Inc.	90,040	1,807
SITE Centers Corp.	107,300	1,657
STORE Capital Corp.	38,195	1,223
VICI Properties, Inc. (b)	75,506	2,145
		19,801
Utilities (3.2%):
ALLETE, Inc.	27,432	1,633
Spire, Inc.	30,661	1,876
UGI Corp.	37,824	1,612
Vistra Corp.	85,200	1,457
		6,578
Total Common Stocks (Cost $154,383)		197,984

Collateral for Securities Loaned^ (4.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	186,582	187
Fidelity Investments Money Market Government Portfolio, I Class, 0.01% (c)	5,529,710	5,530
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	93,114	93
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	742,460	742
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	3,338,246	3,338
Total Collateral for Securities Loaned (Cost $9,890)		9,890

Total Investments (Cost $164,273) — 101.6%		207,874
Liabilities in excess of other assets — (1.6)%		(3,294)
NET ASSETS - 100.00%		$204,580

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.5%)
Communication Services (8.2%):
Alphabet, Inc., Class A (a)	5,393	$14,418
Charter Communications, Inc., Class A (a)	5,800	4,220
Facebook, Inc., Class A (a)	28,100	9,537
Iridium Communications, Inc. (a)	49,700	1,981
Nexstar Media Group, Inc., Class A	42,100	6,397
		36,553
Consumer Discretionary (13.1%):
Amazon.com, Inc. (a)	4,210	13,830
Asbury Automotive Group, Inc. (a)	36,000	7,083
Brunswick Corp.	54,600	5,202
D.R. Horton, Inc.	44,000	3,695
Group 1 Automotive, Inc.	37,600	7,064
LCI Industries	39,900	5,372
Lowe's Cos., Inc.	11,000	2,231
Meritage Homes Corp. (a)	54,300	5,267
Rent-A-Center, Inc.	110,700	6,222
Tesla, Inc. (a)	2,700	2,094
		58,060
Consumer Staples (4.8%):
BJ's Wholesale Club Holdings, Inc. (a)(b)	94,100	5,168
Darling Ingredients, Inc. (a)	35,700	2,567
PepsiCo, Inc.	31,300	4,708
Performance Food Group Co. (a)	70,200	3,261
Philip Morris International, Inc.	60,400	5,725
		21,429
Energy (4.5%):
Chevron Corp.	61,010	6,190
Matador Resources Co.	117,300	4,462
Pioneer Natural Resources Co.	28,600	4,762
Valero Energy Corp.	63,200	4,460
		19,874
Financials (13.2%):
Ally Financial, Inc.	119,500	6,101
Ameriprise Financial, Inc.	11,500	3,037
Bank of America Corp.	154,700	6,567
Chubb Ltd.	15,300	2,654
JPMorgan Chase & Co.	54,100	8,856
Morgan Stanley	59,600	5,800
Primerica, Inc. (b)	36,900	5,669
ServisFirst Bancshares, Inc.	45,900	3,571
Signature Bank	16,800	4,574

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
T. Rowe Price Group, Inc.	23,500	$4,622
Western Alliance Bancorp	64,800	7,052
		58,503
Health Care (10.3%):
AbbVie, Inc.	66,650	7,190
AmerisourceBergen Corp.	22,100	2,640
ICON PLC (a)	22,100	5,791
Insulet Corp. (a)	8,000	2,274
McKesson Corp.	30,200	6,021
Regeneron Pharmaceuticals, Inc. (a)	12,400	7,504
Stryker Corp.	22,900	6,039
Thermo Fisher Scientific, Inc.	7,800	4,456
UnitedHealth Group, Inc.	9,025	3,526
		45,441
Industrials (10.8%):
Builders FirstSource, Inc. (a)	111,200	5,754
Chart Industries, Inc. (a)	16,500	3,153
GXO Logistics, Inc. (a)	38,000	2,981
Marten Transport Ltd.	274,600	4,308
Old Dominion Freight Line, Inc.	19,800	5,662
Parker-Hannifin Corp.	14,100	3,943
Patrick Industries, Inc.	62,400	5,198
Saia, Inc. (a)	18,300	4,356
Trex Co., Inc. (a)	40,900	4,169
UFP Industries, Inc.	81,600	5,547
XPO Logistics, Inc. (a)	38,000	3,024
		48,095
Information Technology (24.5%):
Adobe, Inc. (a)	3,600	2,073
Advanced Micro Devices, Inc. (a)	72,900	7,501
Apple, Inc.	179,780	25,439
Applied Materials, Inc.	40,400	5,201
Broadcom, Inc.	14,500	7,032
Cadence Design Systems, Inc. (a)	29,300	4,437
EPAM Systems, Inc. (a)	9,500	5,420
Fabrinet (a)	33,600	3,444
Lam Research Corp.	9,100	5,179
Lumentum Holdings, Inc. (a)	29,500	2,464
Microsoft Corp.	89,360	25,192
NVIDIA Corp.	50,100	10,379
Qorvo, Inc. (a)	30,200	5,049
		108,810

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (4.1%):
Avery Dennison Corp.	21,300	$4,414
Dow, Inc.	61,900	3,563
Summit Materials, Inc., Class A (a)	174,300	5,572
Valvoline, Inc.	143,300	4,468
		18,017
Real Estate (2.0%):
American Tower Corp.	12,800	3,397
CBRE Group, Inc., Class A (a)	27,400	2,668
Simon Property Group, Inc.	20,400	2,651
		8,716
Total Common Stocks (Cost $283,885)		423,498

Exchange-Traded Funds (3.0%)
iShares Russell 3000 ETF (b)	52,100	13,278

Total Exchange-Traded Funds (Cost $12,715)		13,278

Collateral for Securities Loaned^ (2.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	195,802	196
Fidelity Investments Money Market Government Portfolio, I Class, 0.01% (c)	5,802,951	5,803
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	97,715	98
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	779,148	779
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	3,503,200	3,503
Total Collateral for Securities Loaned (Cost $10,379)		10,379

Total Investments (Cost $306,979) — 100.8%		447,155
Liabilities in excess of other assets — (0.8)%		(3,655)
NET ASSETS - 100.00%		$443,500

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (11.3%):
Activision Blizzard, Inc.	5,642	$437
Alphabet, Inc., Class A (a)	2,184	5,839
Alphabet, Inc., Class C (a)	2,044	5,448
AT&T, Inc.	51,795	1,399
Charter Communications, Inc., Class A (a)	920	669
Comcast Corp., Class A	33,226	1,858
Discovery, Inc., Class A (a)(b)	1,227	31
Discovery, Inc., Class C (a)(b)	2,203	53
DISH Network Corp., Class A (a)	1,806	78
Electronic Arts, Inc.	2,064	294
Facebook, Inc., Class A (a)	17,293	5,869
Fox Corp., Class A	2,346	94
Fox Corp., Class B	1,076	40
Live Nation Entertainment, Inc. (a)	956	87
Lumen Technologies, Inc.	7,216	89
Match Group, Inc. (a)	2,008	315
Netflix, Inc. (a)	3,211	1,960
News Corp., Class A	2,838	67
News Corp., Class B	883	20
Omnicom Group, Inc.	1,555	113
Take-Two Interactive Software, Inc. (a)	845	130
The Interpublic Group of Cos., Inc.	2,855	105
The Walt Disney Co. (a)	13,182	2,230
T-Mobile U.S., Inc. (a)	4,255	544
Twitter, Inc. (a)	5,789	350
Verizon Communications, Inc.	30,033	1,622
ViacomCBS, Inc., Class B	4,395	174
		29,915
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	406	140
Cisco Systems, Inc.	30,571	1,664
F5 Networks, Inc. (a)(b)	438	87
Juniper Networks, Inc.	2,359	65
Motorola Solutions, Inc.	1,228	285
		2,241
Consumer Discretionary (12.3%):
Advance Auto Parts, Inc.	475	99
Amazon.com, Inc. (a)	3,159	10,377
Aptiv PLC (a)	1,962	292
AutoZone, Inc. (a)	156	265

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bath & Body Works, Inc.	1,921	$121
Best Buy Co., Inc.	1,635	173
Booking Holdings, Inc. (a)	298	707
BorgWarner, Inc.	1,739	75
Caesars Entertainment, Inc. (a)	1,548	174
CarMax, Inc. (a)	1,182	151
Carnival Corp. (a)	5,793	145
Chipotle Mexican Grill, Inc. (a)	204	371
D.R. Horton, Inc.	2,364	199
Darden Restaurants, Inc.	945	143
Dollar General Corp.	1,713	363
Dollar Tree, Inc. (a)	1,683	161
Domino's Pizza, Inc.	267	127
eBay, Inc.	4,716	329
Etsy, Inc. (a)	918	191
Expedia Group, Inc. (a)	1,054	173
Ford Motor Co. (a)	28,465	403
Garmin Ltd.	1,102	171
General Motors Co. (a)	10,531	555
Genuine Parts Co.	1,039	126
Hanesbrands, Inc.	2,533	43
Hasbro, Inc.	939	84
Hilton Worldwide Holdings, Inc. (a)	2,022	267
Las Vegas Sands Corp. (a)(c)	2,494	91
Leggett & Platt, Inc.	967	43
Lennar Corp., Class A	1,993	187
LKQ Corp. (a)	1,961	99
Lowe's Cos., Inc.	5,128	1,040
Marriott International, Inc., Class A (a)	1,984	294
McDonald's Corp.	5,417	1,306
MGM Resorts International	2,901	125
Mohawk Industries, Inc. (a)	406	72
Newell Brands, Inc.	2,746	61
NIKE, Inc., Class B	9,272	1,347
Norwegian Cruise Line Holdings Ltd. (a)(b)	2,684	72
NVR, Inc. (a)	24	115
O'Reilly Automotive, Inc. (a)	500	306
Penn National Gaming, Inc. (a)(b)	1,137	82
Pool Corp.	291	126
PulteGroup, Inc.	1,883	87
PVH Corp. (a)	518	53
Ralph Lauren Corp.	353	39
Ross Stores, Inc.	2,591	282
Royal Caribbean Cruises Ltd. (a)	1,626	145

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Starbucks Corp.	8,553	$944
Tapestry, Inc.	2,023	75
Target Corp. (c)	3,589	821
Tesla, Inc. (a)	5,886	4,565
The Gap, Inc.	1,561	35
The Home Depot, Inc.	7,713	2,532
The TJX Cos., Inc.	8,752	577
Tractor Supply Co.	829	168
Ulta Beauty, Inc. (a)	397	143
Under Armour, Inc., Class A (a)	1,368	28
Under Armour, Inc., Class C (a)	1,512	27
VF Corp.	2,364	158
Whirlpool Corp.	455	93
Wynn Resorts Ltd. (a)(b)	764	65
Yum! Brands, Inc.	2,145	262
		32,750
Consumer Staples (5.8%):
Altria Group, Inc.	13,377	609
Archer-Daniels-Midland Co.	4,058	243
Brown-Forman Corp., Class B	1,325	89
Campbell Soup Co.	1,473	62
Church & Dwight Co., Inc.	1,781	147
Colgate-Palmolive Co.	6,119	462
Conagra Brands, Inc. (b)	3,484	118
Constellation Brands, Inc., Class A	1,221	257
Costco Wholesale Corp.	3,207	1,441
General Mills, Inc.	4,398	263
Hormel Foods Corp.	2,045	84
Kellogg Co. (b)	1,855	119
Kimberly-Clark Corp.	2,443	324
Lamb Weston Holdings, Inc.	1,053	65
McCormick & Co., Inc.	1,808	146
Molson Coors Beverage Co., Class B	1,367	63
Mondelez International, Inc., Class A	10,140	590
Monster Beverage Corp. (a)	2,724	242
PepsiCo, Inc.	10,026	1,508
Philip Morris International, Inc.	11,306	1,072
Sysco Corp.	3,711	291
The Clorox Co.	891	148
The Coca-Cola Co.	28,182	1,479
The Estee Lauder Cos., Inc.	1,682	504
The Hershey Co.	1,055	179
The J.M. Smucker Co. (b)	786	94
The Kraft Heinz Co.	4,881	180

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Kroger Co.	4,933	$199
The Procter & Gamble Co.	17,609	2,462
Tyson Foods, Inc., Class A	2,139	169
Walgreens Boots Alliance, Inc.	5,208	245
Walmart, Inc.	10,367	1,445
		15,299
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A	4,339	318
CDW Corp.	997	182
Corning, Inc.	5,576	204
IPG Photonics Corp. (a)	260	41
Keysight Technologies, Inc. (a)	1,336	220
TE Connectivity Ltd.	2,379	326
Trimble, Inc. (a)	1,825	150
Zebra Technologies Corp. (a)	387	199
		1,640
Energy (2.7%):
APA Corp.	2,742	59
Baker Hughes Co.	6,010	149
Cabot Oil & Gas Corp. (b)	2,899	63
Chevron Corp.	14,029	1,423
ConocoPhillips	9,714	658
Devon Energy Corp.	4,567	162
Diamondback Energy, Inc.	1,235	117
EOG Resources, Inc.	4,235	340
Exxon Mobil Corp.	30,711	1,806
Halliburton Co.	6,460	140
Hess Corp.	1,999	156
Kinder Morgan, Inc.	14,140	237
Marathon Oil Corp.	5,719	78
Marathon Petroleum Corp.	4,630	286
Occidental Petroleum Corp.	6,435	190
ONEOK, Inc.	3,233	187
Phillips 66	3,177	223
Pioneer Natural Resources Co.	1,646	274
Schlumberger NV	10,145	301
The Williams Cos., Inc.	8,814	229
Valero Energy Corp.	2,966	209
		7,287
Financials (11.4%):
Aflac, Inc.	4,476	233
American Express Co.	4,668	782
American International Group, Inc.	6,204	341

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ameriprise Financial, Inc.	825	$218
Aon PLC, Class A	1,638	468
Arthur J. Gallagher & Co.	1,500	223
Assurant, Inc.	427	67
Bank of America Corp.	53,718	2,280
Berkshire Hathaway, Inc., Class B (a)	13,447	3,670
BlackRock, Inc.	1,038	871
Brown & Brown, Inc.	1,696	94
Capital One Financial Corp.	3,236	524
Cboe Global Markets, Inc.	773	96
Chubb Ltd.	3,183	552
Cincinnati Financial Corp.	1,087	124
Citigroup, Inc.	14,703	1,032
Citizens Financial Group, Inc.	3,091	145
CME Group, Inc.	2,605	504
Comerica, Inc.	972	78
Discover Financial Services	2,172	267
Everest Re Group Ltd.	289	72
Fifth Third Bancorp	5,011	213
First Republic Bank	1,279	247
Franklin Resources, Inc.	2,043	61
Globe Life, Inc.	679	60
Huntington Bancshares, Inc.	10,711	166
Intercontinental Exchange, Inc.	4,085	469
Invesco Ltd.	2,477	60
JPMorgan Chase & Co.	21,677	3,548
KeyCorp	6,938	150
Lincoln National Corp.	1,281	88
Loews Corp.	1,474	79
M&T Bank Corp.	933	139
MarketAxess Holdings, Inc.	276	116
Marsh & McLennan Cos., Inc.	3,675	556
MetLife, Inc.	5,284	326
Moody's Corp.	1,175	417
Morgan Stanley	10,589	1,030
MSCI, Inc.	598	364
Nasdaq, Inc.	849	164
Northern Trust Corp.	1,512	163
People's United Financial, Inc.	3,104	54
Principal Financial Group, Inc.	1,811	117
Prudential Financial, Inc.	2,806	295
Raymond James Financial, Inc.	1,344	124
Regions Financial Corp.	6,924	148

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
S&P Global, Inc.	1,748	$743
State Street Corp.	2,652	225
SVB Financial Group (a)	426	276
Synchrony Financial	4,133	202
T. Rowe Price Group, Inc.	1,646	324
The Allstate Corp.	2,145	273
The Bank of New York Mellon Corp.	5,761	299
The Charles Schwab Corp.	10,890	793
The Goldman Sachs Group, Inc.	2,445	924
The Hartford Financial Services Group, Inc.	2,519	177
The PNC Financial Services Group, Inc.	3,083	603
The Progressive Corp.	4,245	384
The Travelers Cos., Inc.	1,810	275
Truist Financial Corp.	9,683	568
U.S. Bancorp	9,787	582
W.R. Berkley Corp.	1,017	74
Wells Fargo & Co.	29,789	1,383
Willis Towers Watson PLC	936	218
Zions Bancorp NA	1,176	73
		30,191
Health Care (13.2%):
Abbott Laboratories	12,860	1,519
AbbVie, Inc.	12,819	1,383
ABIOMED, Inc. (a)	329	107
Agilent Technologies, Inc.	2,201	347
Align Technology, Inc. (a)	533	355
AmerisourceBergen Corp.	1,085	130
Amgen, Inc.	4,119	876
Anthem, Inc.	1,769	659
Baxter International, Inc.	3,626	292
Becton, Dickinson & Co.	2,083	512
Biogen, Inc. (a)	1,081	306
Bio-Rad Laboratories, Inc., Class A (a)	156	116
Bio-Techne Corp.	282	137
Boston Scientific Corp. (a)	10,329	448
Bristol-Myers Squibb Co.	16,120	954
Cardinal Health, Inc.	2,105	104
Catalent, Inc. (a)	1,236	164
Centene Corp. (a)	4,230	264
Cerner Corp.	2,144	151
Charles River Laboratories International, Inc. (a)	366	151
Cigna Corp.	2,467	494
CVS Health Corp.	9,572	812
Danaher Corp.	4,609	1,403

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	487	$57
DENTSPLY SIRONA, Inc.	1,585	92
DexCom, Inc. (a)	702	384
Edwards Lifesciences Corp. (a)	4,522	512
Eli Lilly & Co.	5,760	1,331
Gilead Sciences, Inc. (c)	9,095	635
HCA Healthcare, Inc.	1,788	434
Henry Schein, Inc. (a)	1,013	77
Hologic, Inc. (a)	1,839	136
Humana, Inc.	932	363
IDEXX Laboratories, Inc. (a)	617	384
Illumina, Inc. (a)	1,064	432
Incyte Corp. (a)	1,362	94
Intuitive Surgical, Inc. (a)	863	858
IQVIA Holdings, Inc. (a)	1,390	333
Johnson & Johnson (c)	19,097	3,084
Laboratory Corp. of America Holdings (a)	701	197
McKesson Corp.	1,122	224
Medtronic PLC	9,749	1,222
Merck & Co., Inc.	18,363	1,379
Mettler-Toledo International, Inc. (a)	168	231
Moderna, Inc. (a)	2,547	980
Organon & Co.	1,839	60
PerkinElmer, Inc.	813	141
Pfizer, Inc.	40,672	1,749
Quest Diagnostics, Inc.	886	129
Regeneron Pharmaceuticals, Inc. (a)	762	461
ResMed, Inc.	1,056	278
STERIS PLC	724	148
Stryker Corp.	2,435	642
Teleflex, Inc.	340	128
The Cooper Cos., Inc.	357	147
Thermo Fisher Scientific, Inc.	2,854	1,631
UnitedHealth Group, Inc.	6,840	2,673
Universal Health Services, Inc., Class B	550	76
Vertex Pharmaceuticals, Inc. (a)	1,882	341
Viatris, Inc.	8,772	119
Waters Corp. (a)	445	159
West Pharmaceutical Services, Inc.	537	228
Zimmer Biomet Holdings, Inc.	1,515	222
Zoetis, Inc.	3,438	667
		35,122
Industrials (8.1%):
3M Co.	4,198	736

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Alaska Air Group, Inc. (a)	908	$53
Allegion PLC	651	86
American Airlines Group, Inc. (a)(b)	4,697	96
AMETEK, Inc.	1,677	208
AO Smith Corp.	966	59
C.H. Robinson Worldwide, Inc.	955	83
Carrier Global Corp.	6,294	326
Caterpillar, Inc.	3,971	762
Cintas Corp.	635	242
Copart, Inc. (a)	1,545	214
CSX Corp.	16,355	486
Cummins, Inc.	1,042	234
Deere & Co.	2,059	690
Delta Air Lines, Inc. (a)	4,642	198
Dover Corp.	1,044	162
Eaton Corp. PLC	2,892	432
Emerson Electric Co.	4,337	409
Enphase Energy, Inc. (a)	977	147
Equifax, Inc.	884	224
Expeditors International of Washington, Inc.	1,232	147
Fastenal Co.	4,169	215
FedEx Corp.	1,784	391
Fortive Corp.	2,600	184
Fortune Brands Home & Security, Inc.	1,000	89
Generac Holdings, Inc. (a)	458	187
General Dynamics Corp.	1,683	330
General Electric Co.	7,963	820
Honeywell International, Inc.	5,008	1,063
Howmet Aerospace, Inc.	2,800	87
Huntington Ingalls Industries, Inc.	291	56
IDEX Corp.	551	114
IHS Markit Ltd.	2,892	337
Illinois Tool Works, Inc.	2,079	430
Ingersoll Rand, Inc. (a)(c)	2,939	148
J.B. Hunt Transport Services, Inc.	610	102
Jacobs Engineering Group, Inc.	945	125
Johnson Controls International PLC	5,167	352
Kansas City Southern	660	179
L3Harris Technologies, Inc.	1,458	321
Lockheed Martin Corp.	1,788	617
Masco Corp.	1,793	100
Nielsen Holdings PLC	2,603	50
Norfolk Southern Corp.	1,792	429
Northrop Grumman Corp.	1,092	393

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	680	$194
Otis Worldwide Corp.	3,096	255
PACCAR, Inc.	2,518	199
Parker-Hannifin Corp.	936	262
Pentair PLC	1,203	87
Quanta Services, Inc.	1,009	115
Raytheon Technologies Corp.	10,938	940
Republic Services, Inc. (c)	1,524	183
Robert Half International, Inc.	812	82
Rockwell Automation, Inc.	842	248
Rollins, Inc.	1,642	58
Roper Technologies, Inc.	765	341
Snap-on, Inc.	392	82
Southwest Airlines Co. (a)	4,292	221
Stanley Black & Decker, Inc.	1,182	207
Teledyne Technologies, Inc. (a)	338	145
Textron, Inc.	1,626	114
The Boeing Co. (a)	3,997	879
Trane Technologies PLC	1,724	298
TransDigm Group, Inc. (a)	380	237
Union Pacific Corp.	4,731	927
United Airlines Holdings, Inc. (a)	2,348	112
United Parcel Service, Inc., Class B	5,283	962
United Rentals, Inc. (a)	525	184
Verisk Analytics, Inc.	1,170	234
W.W. Grainger, Inc.	317	125
Waste Management, Inc.	2,810	420
Westinghouse Air Brake Technologies Corp.	1,371	118
Xylem, Inc.	1,307	162
		21,504
IT Services (4.9%):
Accenture PLC, Class A	4,600	1,472
Akamai Technologies, Inc. (a)	1,181	124
Automatic Data Processing, Inc.	3,069	614
Broadridge Financial Solutions, Inc.	843	140
Cognizant Technology Solutions Corp., Class A	3,813	283
DXC Technology Co. (a)	1,827	61
Fidelity National Information Services, Inc.	4,481	545
Fiserv, Inc. (a)	4,323	469
FleetCor Technologies, Inc. (a)	599	157
Gartner, Inc. (a)	607	184
Global Payments, Inc.	2,131	336
International Business Machines Corp.	6,502	903
Jack Henry & Associates, Inc.	539	88

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Leidos Holdings, Inc.	1,027	$99
Mastercard, Inc., Class A	6,320	2,197
Paychex, Inc.	2,323	261
PayPal Holdings, Inc. (a)	8,524	2,218
The Western Union Co.	2,948	60
VeriSign, Inc. (a)	706	145
Visa, Inc., Class A	12,243	2,727
		13,083
Materials (2.5%):
Air Products & Chemicals, Inc.	1,606	411
Albemarle Corp.	848	186
Amcor PLC	11,184	130
Avery Dennison Corp.	601	125
Ball Corp.	2,369	213
Celanese Corp.	806	121
CF Industries Holdings, Inc.	1,560	87
Corteva, Inc.	5,326	224
Dow, Inc.	5,410	311
DuPont de Nemours, Inc.	3,794	258
Eastman Chemical Co.	985	99
Ecolab, Inc.	1,806	377
FMC Corp.	934	85
Freeport-McMoRan, Inc.	10,650	346
International Flavors & Fragrances, Inc.	1,807	242
International Paper Co.	2,835	159
Linde PLC	3,746	1,099
LyondellBasell Industries NV, Class A	1,917	180
Martin Marietta Materials, Inc.	452	154
Newmont Corp.	5,797	315
Nucor Corp.	2,131	210
Packaging Corp. of America	689	95
PPG Industries, Inc.	1,722	246
Sealed Air Corp.	1,087	60
The Mosaic Co.	2,508	90
The Sherwin-Williams Co.	1,757	491
Vulcan Materials Co.	962	163
Westrock Co.	1,937	96
		6,573
Real Estate (2.6%):
Alexandria Real Estate Equities, Inc.	1,006	192
American Tower Corp.	3,302	876
AvalonBay Communities, Inc.	1,013	225
Boston Properties, Inc.	1,031	112

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CBRE Group, Inc., Class A (a)	2,435	$237
Crown Castle International Corp.	3,135	543
Digital Realty Trust, Inc.	2,050	296
Duke Realty Corp.	2,745	131
Equinix, Inc.	651	514
Equity Residential	2,472	200
Essex Property Trust, Inc.	472	151
Extra Space Storage, Inc.	971	163
Federal Realty Investment Trust	508	60
Healthpeak Properties, Inc.	3,910	131
Host Hotels & Resorts, Inc. (a)	5,179	85
Iron Mountain, Inc. (b)	2,100	91
Kimco Realty Corp.	4,451	92
Mid-America Apartment Communities, Inc.	842	157
Prologis, Inc.	5,363	673
Public Storage	1,106	329
Realty Income Corp.	2,825	183
Regency Centers Corp.	1,109	75
SBA Communications Corp.	795	263
Simon Property Group, Inc.	2,384	310
UDR, Inc.	2,024	107
Ventas, Inc.	2,759	152
Vornado Realty Trust	1,153	48
Welltower, Inc.	3,065	253
Weyerhaeuser Co.	5,439	194
		6,843
Semiconductors & Semiconductor Equipment (5.5%):
Advanced Micro Devices, Inc. (a)	8,799	905
Analog Devices, Inc.	3,902	654
Applied Materials, Inc.	6,630	853
Broadcom, Inc.	2,976	1,443
Intel Corp.	29,430	1,568
KLA Corp.	1,108	371
Lam Research Corp.	1,034	588
Microchip Technology, Inc.	1,988	305
Micron Technology, Inc.	8,166	580
Monolithic Power Systems, Inc.	313	152
NVIDIA Corp.	18,077	3,745
NXP Semiconductors NV	1,923	377
Qorvo, Inc. (a)	806	135
QUALCOMM, Inc.	8,183	1,055
Skyworks Solutions, Inc.	1,198	197
Teradyne, Inc.	1,197	131

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Texas Instruments, Inc.	6,697	$1,287
Xilinx, Inc.	1,795	271
		14,617
Software (9.2%):
Adobe, Inc. (a)	3,456	1,990
ANSYS, Inc. (a)	633	215
Autodesk, Inc. (a)	1,596	455
Cadence Design Systems, Inc. (a)	2,008	304
Ceridian HCM Holding, Inc. (a)	978	110
Citrix Systems, Inc.	901	97
Fortinet, Inc. (a)	983	287
Intuit, Inc.	1,982	1,069
Microsoft Corp. (c)	54,515	15,369
NortonLifeLock, Inc.	4,217	107
Oracle Corp.	11,950	1,041
Paycom Software, Inc. (a)	349	173
PTC, Inc. (a)	766	92
salesforce.com, Inc. (a)	7,048	1,912
ServiceNow, Inc. (a)(c)	1,437	894
Synopsys, Inc. (a)	1,107	331
Tyler Technologies, Inc. (a)	296	136
		24,582
Technology Hardware, Storage & Peripherals (6.4%):
Apple, Inc.	113,917	16,119
Hewlett Packard Enterprise Co.	9,473	135
HP, Inc.	8,714	238
NetApp, Inc.	1,625	146
Seagate Technology Holdings PLC	1,519	125
Western Digital Corp. (a)	2,223	126
		16,889
Utilities (2.4%):
Alliant Energy Corp.	1,815	102
Ameren Corp.	1,865	151
American Electric Power Co., Inc. (c)	3,629	295
American Water Works Co., Inc.	1,317	223
Atmos Energy Corp.	949	84
CenterPoint Energy, Inc.	4,301	106
CMS Energy Corp.	2,101	125
Consolidated Edison, Inc. (c)	2,564	186
Dominion Energy, Inc.	5,865	428
DTE Energy Co.	1,406	157

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory S&P 500 Index Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Duke Energy Corp. (c)	5,581	$545
Edison International	2,754	153
Entergy Corp.	1,458	145
Evergy, Inc. (c)	1,663	103
Eversource Energy (c)	2,493	204
Exelon Corp.	7,093	343
FirstEnergy Corp.	3,948	141
NextEra Energy, Inc. (c)	14,231	1,117
NiSource, Inc.	2,847	69
NRG Energy, Inc.	1,776	72
Pinnacle West Capital Corp.	818	59
PPL Corp.	5,583	156
Public Service Enterprise Group, Inc.	3,668	223
Sempra Energy	2,316	293
The AES Corp.	4,834	110
The Southern Co. (c)	7,681	476
WEC Energy Group, Inc. (c)	2,288	202
Xcel Energy, Inc. (c)	3,906	244
		6,512
Total Common Stocks (Cost $49,665)		265,048

Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	18,819	19
Fidelity Investments Money Market Government Portfolio, I Class, 0.01% (d)	557,723	558
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	9,391	9
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	74,884	75
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	336,694	337
Total Collateral for Securities Loaned (Cost $998)		998

Total Investments (Cost $50,663) — 100.1%		266,046
Liabilities in excess of other assets — (0.1)%		(319)
NET ASSETS - 100.00%		$265,727

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	11	12/17/21	$2,468,295	$2,363,763	$(104,532)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(104,532)
	Total net unrealized appreciation (depreciation)				$(104,532)

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (2.7%):
Live Nation Entertainment, Inc. (a)	67,244	$6,128
Take-Two Interactive Software, Inc. (a)	29,700	4,576
ViacomCBS, Inc., Class B	80,200	3,168
		13,872
Consumer Discretionary (13.5%):
AutoZone, Inc. (a)	4,700	7,981
Choice Hotels International, Inc.	19,500	2,464
D.R. Horton, Inc.	93,300	7,834
Domino's Pizza, Inc.	14,000	6,678
Etsy, Inc. (a)	30,700	6,384
Expedia Group, Inc. (a)	37,400	6,130
Five Below, Inc. (a)	21,000	3,713
LCI Industries (b)	40,400	5,439
Lithia Motors, Inc., Class A	11,400	3,614
Marriott Vacations Worldwide Corp.	30,521	4,802
NVR, Inc. (a)	1,400	6,712
Rent-A-Center, Inc.	59,200	3,328
YETI Holdings, Inc. (a)	59,300	5,081
		70,160
Consumer Staples (1.1%):
Darling Ingredients, Inc. (a)	81,400	5,853

Energy (2.3%):
Cheniere Energy, Inc. (a)	59,900	5,850
Diamondback Energy, Inc.	64,600	6,116
		11,966
Financials (11.4%):
Ally Financial, Inc.	196,000	10,006
Brown & Brown, Inc.	97,600	5,412
East West Bancorp, Inc. (b)	80,000	6,203
Evercore, Inc.	35,600	4,759
FactSet Research Systems, Inc.	8,900	3,513
MSCI, Inc.	14,500	8,821
Radian Group, Inc.	283,877	6,450
Synchrony Financial	180,000	8,798
W.R. Berkley Corp.	73,400	5,371
		59,333
Health Care (13.5%):
Agilent Technologies, Inc.	51,493	8,112
BioCryst Pharmaceuticals, Inc. (a)(b)	237,500	3,413
Bruker Corp.	86,100	6,724

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CRISPR Therapeutics AG (a)	10,300	$1,153
Dynavax Technologies Corp. (a)(b)	342,100	6,572
Edwards Lifesciences Corp. (a)	49,800	5,638
Horizon Therapeutics PLC (a)	45,100	4,940
IDEXX Laboratories, Inc. (a)	10,000	6,219
Insulet Corp. (a)	14,000	3,979
IQVIA Holdings, Inc. (a)	33,000	7,905
NanoString Technologies, Inc. (a)	76,200	3,658
Veeva Systems, Inc., Class A (a)	19,400	5,590
Zoetis, Inc.	33,330	6,471
		70,374
Industrials (20.0%):
Advanced Drainage Systems, Inc.	35,500	3,840
Chart Industries, Inc. (a)(b)	41,200	7,874
Clean Harbors, Inc. (a)	51,800	5,380
Copa Holdings SA (a)(b)	61,600	5,013
Generac Holdings, Inc. (a)	15,800	6,457
Jacobs Engineering Group, Inc.	49,500	6,560
Kratos Defense & Security Solutions, Inc. (a)	191,100	4,263
Old Dominion Freight Line, Inc.	22,150	6,334
Owens Corning, Inc.	65,000	5,558
Robert Half International, Inc.	74,100	7,434
Southwest Airlines Co. (a)	80,800	4,156
TFI International, Inc.	75,100	7,674
The Middleby Corp. (a)	37,000	6,309
Trane Technologies PLC	50,100	8,650
Trex Co., Inc. (a)	57,400	5,851
Verisk Analytics, Inc.	32,400	6,489
WESCO International, Inc. (a)	51,100	5,893
		103,735
Information Technology (21.4%):
Advanced Micro Devices, Inc. (a)	84,300	8,675
Amphenol Corp., Class A	96,320	7,054
CDW Corp.	39,959	7,273
Concentrix Corp. (a)	23,300	4,124
Crowdstrike Holdings, Inc., Class A (a)	27,300	6,710
EPAM Systems, Inc. (a)	24,000	13,692
Fidelity National Information Services, Inc.	19,444	2,366
Fiserv, Inc. (a)	43,400	4,709
Global Payments, Inc.	19,600	3,089
KLA Corp.	21,000	7,025
Lumentum Holdings, Inc. (a)	36,200	3,024
Microchip Technology, Inc.	37,287	5,723

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Monolithic Power Systems, Inc.	17,600	$8,530
ServiceNow, Inc. (a)	7,100	4,418
SS&C Technologies Holdings, Inc.	91,979	6,383
SYNNEX Corp.	33,500	3,487
Synopsys, Inc. (a)	28,300	8,473
Xilinx, Inc.	18,400	2,778
Zendesk, Inc. (a)	31,300	3,643
		111,176
Materials (6.1%):
Avery Dennison Corp.	27,900	5,781
Cleveland-Cliffs, Inc. (a)(b)	296,900	5,882
Franco-Nevada Corp.	25,200	3,274
Freeport-McMoRan, Inc.	176,600	5,745
Louisiana-Pacific Corp.	101,000	6,198
The Scotts Miracle-Gro Co.	31,800	4,654
		31,534
Real Estate (5.3%):
Digital Realty Trust, Inc.	46,146	6,666
SBA Communications Corp.	21,103	6,976
Simon Property Group, Inc.	59,200	7,694
Sun Communities, Inc.	32,916	6,093
		27,429
Utilities (1.2%):
Atmos Energy Corp.	24,900	2,196
Sempra Energy	31,039	3,927
		6,123
Total Common Stocks (Cost $316,099)		511,555

Exchange-Traded Funds (1.4%)
SPDR S&P MidCap 400 ETF	14,750	7,093

Total Exchange-Traded Funds (Cost $7,216)		7,093

Collateral for Securities Loaned^ (3.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	326,243	326
Fidelity Investments Money Market Government Portfolio, I Class, 0.01% (c)	9,668,806	9,669
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	162,811	163
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	1,298,206	1,298
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	5,836,989	5,837
Total Collateral for Securities Loaned (Cost $17,293)		17,293

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Total Investments (Cost $340,608) — 103.2%		$535,941
Liabilities in excess of other assets — (3.2)%		(16,585)
NET ASSETS - 100.00%		$519,356

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Biotechnology (16.7%):
4D Molecular Therapeutics, Inc. (a)	662	$18
Akero Therapeutics, Inc. (a)	1,608	36
Alpha Teknova, Inc. (a)	2,306	57
Annexon, Inc. (a)	439	8
Arrowhead Pharmaceuticals, Inc. (a)	1,813	113
Atreca, Inc., Class A (a)	1,590	10
Aurinia Pharmaceuticals, Inc. (a)(b)	6,904	153
Avidity Biosciences, Inc. (a)(b)	1,205	30
Beam Therapeutics, Inc. (a)(b)	1,233	107
Bicycle Therapeutics PLC, ADR (a)	4,073	169
BioAtla, Inc. (a)	665	20
BioCryst Pharmaceuticals, Inc. (a)(b)	7,016	101
BioMarin Pharmaceutical, Inc. (a)	283	22
Bolt Biotherapeutics, Inc. (a)	699	9
C4 Therapeutics, Inc. (a)(b)	249	11
Cabaletta Bio, Inc. (a)	2,967	36
Castle Biosciences, Inc. (a)	2,000	133
Codiak Biosciences, Inc. (a)	6,305	103
CRISPR Therapeutics AG (a)	410	46
Deciphera Pharmaceuticals, Inc. (a)	708	24
Dicerna Pharmaceuticals, Inc. (a)	2,168	44
Dynavax Technologies Corp. (a)(b)	6,261	120
Fusion Pharmaceuticals, Inc. (a)	4,261	34
Gamida Cell Ltd. (a)	9,195	36
Generation Bio Co. (a)(b)	1,180	30
Genetron Holdings Ltd., ADR (a)	5,361	74
IGM Biosciences, Inc. (a)(b)	796	52
Immunocore Holdings PLC, ADR (a)	699	26
Instil Bio, Inc. (a)	1,072	19
Intellia Therapeutics, Inc. (a)	1,502	201
Iovance Biotherapeutics, Inc. (a)	2,461	61
Natera, Inc. (a)	2,234	249
Neurocrine Biosciences, Inc. (a)	336	32
NexImmune, Inc. (a)	709	11
Nurix Therapeutics, Inc. (a)(b)	439	13
ORIC Pharmaceuticals, Inc. (a)	3,909	82
Oyster Point Pharma, Inc. (a)	396	5
Recursion Pharmaceuticals, Inc., Class A (a)	218	5
Stoke Therapeutics, Inc. (a)(b)	1,486	38
Sutro Biopharma, Inc. (a)	3,661	69
TCR2 Therapeutics, Inc. (a)	8,824	75

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TG Therapeutics, Inc. (a)	2,119	$70
Veracyte, Inc. (a)(b)	3,428	159
Xencor, Inc. (a)	822	27
Zai Lab Ltd., ADR (a)	598	63
		2,801
Communication Services (2.3%):
Iridium Communications, Inc. (a)	2,861	114
Motorsport Games, Inc., Class A (a)	1,701	24
Vonage Holdings Corp. (a)	15,601	252
		390
Consumer Discretionary (13.9%):
Academy Sports & Outdoors, Inc. (a)	4,217	169
Brunswick Corp.	1,273	121
Burlington Stores, Inc. (a)	509	144
Cavco Industries, Inc. (a)	567	134
Chegg, Inc. (a)	1,378	94
Cricut, Inc., Class A (a)(b)	2,547	70
F45 Training Holdings, Inc. (a)(b)	7,541	113
Five Below, Inc. (a)	1,001	177
Group 1 Automotive, Inc.	1,287	242
Legacy Housing Corp. (a)	5,799	104
Levi Strauss & Co., Class A	6,726	165
Nordstrom, Inc. (a)(b)	4,923	130
Polaris, Inc.	1,361	163
Skyline Champion Corp. (a)	4,307	259
Torrid Holdings, Inc. (a)(b)	9,039	139
Tractor Supply Co.	482	98
		2,322
Consumer Staples (3.2%):
Albertsons Cos., Inc., Class A (b)	4,314	134
Grocery Outlet Holding Corp. (a)	2,063	45
Performance Food Group Co. (a)	4,200	195
Sovos Brands, Inc. (a)(b)	11,486	160
		534
Energy (3.3%):
Magnolia Oil & Gas Corp., Class A	17,139	305
Talos Energy, Inc. (a)	18,309	252
		557
Financials (10.4%):
American Business Bank (a)	1,652	62
Coastal Financial Corp. (a)	6,830	218
Colony Bankcorp, Inc.	2,215	41

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Customers Bancorp, Inc.	3,942	$170
First Western Financial, Inc. (a)	6,683	194
Morningstar, Inc.	668	173
Radian Group, Inc.	5,519	125
Silvercrest Asset Management Group, Inc., Class A	13,506	210
SLM Corp.	5,481	96
South Plains Financial, Inc.	5,120	125
Tradeweb Markets, Inc., Class A	2,436	197
WTB Financial Corp., Class B	360	136
		1,747
Health Care Equipment & Supplies (3.6%):
Cerus Corp. (a)	6,712	41
Insulet Corp. (a)	546	155
Merit Medical Systems, Inc. (a)	1,525	110
Outset Medical, Inc. (a)	180	9
PolyPid Ltd. (a)	7,333	57
Pulmonx Corp. (a)(b)	1,906	69
Silk Road Medical, Inc. (a)	2,804	154
		595
Health Care Providers & Services (1.3%):
Guardant Health, Inc. (a)	1,011	126
RadNet, Inc. (a)	3,159	93
		219
Health Care Technology (0.1%):
Schrodinger, Inc. (a)	217	12

Industrials (10.8%):
ASGN, Inc. (a)	1,743	197
BWX Technologies, Inc.	1,070	58
Casella Waste Systems, Inc. (a)	2,586	196
Chart Industries, Inc. (a)	1,114	213
Construction Partners, Inc., Class A (a)	1,877	63
ESCO Technologies, Inc.	571	44
Hydrofarm Holdings Group, Inc. (a)	1,950	74
Kaman Corp.	1,610	57
Kratos Defense & Security Solutions, Inc. (a)	6,093	136
McGrath RentCorp	1,522	109
Owens Corning, Inc.	1,289	110
Patrick Industries, Inc.	1,209	101
PGT Innovations, Inc. (a)	3,825	73
Rexnord Corp.	1,529	98

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Shoals Technologies Group, Inc., Class A (a)	6,736	$188
The AZEK Co., Inc. (a)	2,561	94
TuSimple Holdings, Inc., Class A (a)(b)	73	3
		1,814
Information Technology (22.8%):
908 Devices, Inc. (a)	482	16
ACV Auctions, Inc., Class A (a)	357	6
Alteryx, Inc., Class A (a)	441	32
Avaya Holdings Corp. (a)	12,599	249
Blackline, Inc. (a)	540	64
BM Technologies, Inc. (a)	606	5
Brooks Automation, Inc.	1,901	195
C3.ai, Inc., Class A (a)(b)	848	39
Cloudflare, Inc., Class A (a)	1,467	165
Couchbase, Inc. (a)	377	12
CS Disco, Inc. (a)	755	36
Digital Turbine, Inc. (a)	1,163	80
DoubleVerify Holdings, Inc. (a)	363	12
Dropbox, Inc., Class A (a)	1,247	36
Elastic NV (a)	1,342	200
Endava PLC, ADR (a)	977	133
Flywire Corp. (a)(b)	1,122	49
ForgeRock, Inc., Class A (a)	383	15
Freshworks, Inc., Class A (a)	3,873	165
Globant SA (a)	536	151
Intapp, Inc. (a)	75	2
Mitek Systems, Inc. (a)	9,134	169
Monday.com Ltd. (a)	37	12
Napco Security Technologies, Inc. (a)	6,551	282
New Relic, Inc. (a)(b)	422	30
ON Semiconductor Corp. (a)	5,499	252
OneSpan, Inc. (a)	6,297	118
PagerDuty, Inc. (a)	1,680	70
Ping Identity Holding Corp. (a)	3,255	80
Powerfleet, Inc. (a)	9,414	63
Sapiens International Corp. NV	3,065	88
SiTime Corp. (a)	459	94
Smartsheet, Inc., Class A (a)	2,908	200
TaskUS, Inc., Class A (a)(b)	750	50
Telos Corp. (a)	1,641	47
Vizio Holding Corp., Class A (a)(b)	2,145	46
WNS Holdings Ltd., ADR (a)	2,735	224
Yext, Inc. (a)(b)	4,806	58
Zeta Global Holdings Corp., Class A (a)	18,751	110

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zix Corp. (a)	23,117	$163
		3,818
Life Sciences Tools & Services (3.1%):
Adaptive Biotechnologies Corp. (a)	1,407	48
Berkeley Lights, Inc. (a)(b)	1,468	29
Maravai LifeSciences Holdings, Inc., Class A (a)	1,150	57
NanoString Technologies, Inc. (a)	3,309	159
NeoGenomics, Inc. (a)	3,529	170
Singular Genomics Systems, Inc. (a)	5,036	56
		519
Materials (2.1%):
Franco-Nevada Corp.	1,104	144
Summit Materials, Inc., Class A (a)	6,389	204
		348
Pharmaceuticals (1.3%):
Collegium Pharmaceutical, Inc. (a)	1,187	23
Cymabay Therapeutics, Inc. (a)	1,278	5
Horizon Therapeutics PLC (a)	987	108
PMV Pharmaceuticals, Inc. (a)(b)	280	8
Reata Pharmaceuticals, Inc., Class A (a)(b)	645	65
Terns Pharmaceuticals, Inc. (a)	175	2
		211
Real Estate (3.4%):
FirstService Corp. (b)	868	157
Rexford Industrial Realty, Inc.	1,252	71
The Macerich Co. (b)	11,499	192
UMH Properties, Inc.	6,434	147
		567
Total Common Stocks (Cost $10,755)		16,454

Warrants (0.1%)
Health Care (0.1%):
BioNano Genomics, Inc. (c)	8,136	18
Total Warrants (Cost $–)		18

Collateral for Securities Loaned^ (12.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (d)	40,815	41
Fidelity Investments Money Market Government Portfolio, I Class, 0.01% (d)	1,209,615	1,210

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Small Cap Growth Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	20,368	$20
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	162,412	162
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	730,236	730
Total Collateral for Securities Loaned (Cost $2,163)		2,163

Total Investments (Cost $12,918) — 111.3%		18,635
Liabilities in excess of other assets — (11.3)%		(1,891)
NET ASSETS - 100.00%		$16,744

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.1% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Australia (4.0%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	25,221	$839

Energy (0.6%):
Santos Ltd.	113,452	581
Woodside Petroleum Ltd.	44,434	760
		1,341
Financials (1.3%):
Australia & New Zealand Banking Group Ltd.	49,757	999
Macquarie Group Ltd.	8,445	1,091
National Australia Bank Ltd.	38,544	760
		2,850
Health Care (0.3%):
Sonic Healthcare Ltd.	25,939	749

Materials (0.7%):
Rio Tinto Ltd.	20,882	1,486

Real Estate (0.7%):
Charter Hall Group	71,402	863
Stockland	199,574	633
		1,496
		8,761
Austria (0.3%):
Financials (0.3%):
Raiffeisen Bank International AG	21,508	563

Belgium (0.3%):
Financials (0.3%):
KBC Group NV	8,076	728

Brazil (1.8%):
Consumer Staples (0.5%):
Sendas Distribuidora SA	280,695	982

Energy (0.5%):
Petro Rio SA (a)	248,900	1,144

Financials (0.5%):
Banco Santander Brasil SA	152,000	987

Utilities (0.3%):
Cia Energetica de Minas Gerais, Preference Shares	274,800	708
		3,821
Canada (5.5%):
Energy (0.9%):
Parex Resources, Inc.	70,255	1,278
Suncor Energy, Inc.	29,309	608
		1,886
Financials (2.8%):
Bank of Montreal	11,621	1,160
iA Financial Corp., Inc.	18,420	1,045
IGM Financial, Inc.	31,044	1,109
National Bank of Canada (b)	20,496	1,575
Sun Life Financial, Inc.	25,282	1,302
		6,191
Industrials (0.7%):
Finning International, Inc.	26,216	647
TFI International, Inc.	7,958	814
		1,461
Materials (1.1%):
Nutrien Ltd.	13,730	891
Teck Resources Ltd., Class B	27,146	676

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
West Fraser Timber Co. Ltd.	10,495	$884
		2,451
		11,989
China (7.3%):
Communication Services (1.1%):
Tencent Holdings Ltd.	41,700	2,490

Consumer Discretionary (2.2%):
Alibaba Group Holding Ltd., ADR (a)	7,996	1,184
BYD Co. Ltd., Class H	21,000	653
Haier Smart Home Co. Ltd., Class H	243,588	851
Li Ning Co. Ltd.	53,000	611
Zhongsheng Group Holdings Ltd.	190,000	1,523
		4,822
Consumer Staples (0.4%):
Tingyi Cayman Islands Holding Corp.	430,000	800

Financials (1.4%):
Bank of China Ltd., Class H	2,461,275	870
China Construction Bank Corp., Class H	952,000	679
Huatai Securities Co. Ltd., Class H (c)	584,000	900
New China Life Insurance Co. Ltd., Class H	222,900	656
		3,105
Health Care (0.4%):
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	155,500	796

Industrials (0.6%):
China Railway Group Ltd., Class H	1,527,000	758
COSCO SHIPPING Holdings Co. Ltd., Class H (a)(b)	377,150	572
		1,330
Information Technology (0.6%):
Focus Media Information Technology Co. Ltd., Class A	1,083,700	1,226

Materials (0.6%):
Anhui Conch Cement Co. Ltd., Class H	237,000	1,280
		15,849
Denmark (2.3%):
Consumer Discretionary (0.3%):
Pandora A/S	5,508	669

Consumer Staples (0.5%):
Carlsberg A/S, Class B	6,493	1,059

Health Care (0.7%):
Novo Nordisk A/S, Class B	15,290	1,474

Industrials (0.6%):
AP Moller - Maersk A/S, Class B	463	1,254

Utilities (0.2%):
Orsted A/S (c)	4,438	585
		5,041
Finland (0.4%):
Industrials (0.4%):
Metso Outotec Oyj	95,054	867

France (6.4%):
Communication Services (0.6%):
Publicis Groupe SA	17,957	1,206

Consumer Discretionary (1.3%):
Kering SA	901	640
LVMH Moet Hennessy Louis Vuitton SE	3,004	2,151
		2,791
Consumer Staples (0.3%):
Pernod Ricard SA	3,061	675

Energy (0.6%):
TotalEnergies SE	28,642	1,369

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (1.1%):
Amundi SA (c)	6,666	$560
AXA SA	24,210	671
BNP Paribas SA (b)	18,506	1,184
		2,415
Health Care (0.7%):
Sanofi	9,668	931
Sartorius Stedim Biotech	1,201	671
		1,602
Industrials (0.9%):
Cie de Saint-Gobain	18,981	1,277
Teleperformance	1,813	713
		1,990
Information Technology (0.6%):
Capgemini SE	6,399	1,327

Materials (0.3%):
Arkema SA	5,016	661
		14,036
Germany (6.6%):
Communication Services (0.7%):
Deutsche Telekom AG	74,764	1,499

Consumer Discretionary (0.9%):
Volkswagen AG, Preference Shares	9,127	2,034

Financials (1.0%):
Allianz SE, Registered Shares	4,417	990
Hannover Rueck SE	3,114	542
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	1,869	510
		2,042
Health Care (0.6%):
Merck KGaA	6,256	1,354

Industrials (1.1%):
Deutsche Post AG, Registered Shares	26,347	1,652
Siemens AG, Registered Shares	4,552	744
		2,396
Information Technology (0.7%):
Infineon Technologies AG	17,715	725
SAP SE	5,969	807
		1,532
Materials (0.5%):
Covestro AG (c)	9,180	626
HeidelbergCement AG	6,013	448
		1,074
Real Estate (0.6%):
alstria office REIT-AG	27,962	507
LEG Immobilien SE	5,460	771
		1,278
Utilities (0.5%):
E.ON SE	90,658	1,106
		14,315
Hong Kong (3.4%):
Communication Services (0.3%):
NetDragon Websoft Holdings Ltd.	309,000	695

Consumer Discretionary (0.6%):
Chow Tai Fook Jewellery Group Ltd.	328,600	625
Xinyi Glass Holdings Ltd.	246,000	734
		1,359
Consumer Staples (0.5%):
Vinda International Holdings Ltd. (b)	196,000	578

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
WH Group Ltd. (c)	570,782	$407
		985
Energy (0.4%):
Kunlun Energy Co. Ltd.	854,000	889

Financials (0.3%):
BOC Hong Kong Holdings Ltd.	207,000	624

Information Technology (0.9%):
Lenovo Group Ltd.	1,526,000	1,992

Real Estate (0.4%):
CK Asset Holdings Ltd.	68,895	397
Sun Hung Kai Properties Ltd.	44,500	556
		953
		7,497
Hungary (0.6%):
Financials (0.6%):
OTP Bank Nyrt (a)	21,694	1,272

India (2.6%):
Energy (0.6%):
Reliance Industries Ltd.	40,479	1,370

Financials (0.4%):
Canara Bank (a)	371,444	859

Health Care (0.3%):
Cadila Healthcare Ltd.	78,372	580

Information Technology (0.6%):
Infosys Ltd.	62,702	1,406

Materials (0.3%):
UPL Ltd.	61,098	581

Utilities (0.4%):
Power Grid Corp. of India Ltd.	305,882	780
		5,576
Indonesia (0.4%):
Communication Services (0.4%):
PT Sarana Menara Nusantara Tbk	9,383,600	865

Ireland (1.3%):
Health Care (0.8%):
ICON PLC (a)	6,630	1,737

Industrials (0.5%):
DCC PLC	13,895	1,158
		2,895
Italy (1.4%):
Industrials (0.3%):
Leonardo SpA (a)	73,379	600

Information Technology (0.3%):
Nexi SpA (a)(b)(c)	38,767	723

Utilities (0.8%):
ACEA SpA	30,853	659
Enel SpA	136,231	1,045
		1,704
		3,027
Japan (16.4%):
Communication Services (1.6%):
Capcom Co. Ltd.	20,900	581
KDDI Corp.	31,700	1,044
Nintendo Co. Ltd.	1,500	717
Nippon Telegraph & Telephone Corp.	30,600	848

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SoftBank Group Corp.	6,500	$375
		3,565
Consumer Discretionary (3.2%):
Sony Group Corp.	36,800	4,086
Toyo Tire Corp.	36,700	654
Toyota Motor Corp.	128,000	2,281
		7,021
Consumer Staples (1.2%):
Ajinomoto Co., Inc.	29,500	872
Asahi Group Holdings Ltd.	20,300	980
Seven & i Holdings Co. Ltd.	15,900	724
		2,576
Financials (1.8%):
Mizuho Financial Group, Inc.	70,510	998
Nomura Holdings, Inc.	110,900	547
ORIX Corp.	73,700	1,379
Sumitomo Mitsui Financial Group, Inc.	30,325	1,067
		3,991
Health Care (0.8%):
Hoya Corp.	6,500	1,014
Otsuka Holdings Co. Ltd.	15,600	667
		1,681
Industrials (3.1%):
AGC, Inc.	15,900	819
Fuji Electric Co. Ltd.	15,200	692
ITOCHU Corp.	48,400	1,410
Komatsu Ltd.	24,700	591
Mitsubishi Electric Corp.	45,900	638
Mitsui & Co. Ltd.	41,000	897
Nippon Yusen KK	14,100	1,057
Yamato Holdings Co. Ltd.	24,600	623
		6,727
Information Technology (2.9%):
Canon, Inc.	29,000	710
Fujitsu Ltd.	7,200	1,301
Hitachi Ltd.	23,000	1,361
Murata Manufacturing Co. Ltd.	9,200	814
NTT Data Corp.	40,800	789
Tokyo Electron Ltd.	2,900	1,281
		6,256
Materials (0.8%):
Rengo Co. Ltd.	60,100	470
Shin-Etsu Chemical Co. Ltd.	4,500	759
Tosoh Corp.	34,700	629
		1,858
Real Estate (0.7%):
Daiwa House Industry Co. Ltd.	19,900	663
Open House Co. Ltd.	14,800	871
		1,534
Utilities (0.3%):
Osaka Gas Co. Ltd.	31,800	581
		35,790
Korea, Republic Of (4.0%):
Communication Services (0.3%):
NAVER Corp.	1,943	631

Consumer Discretionary (0.7%):
Kia Corp.	10,792	729
LG Electronics, Inc.	8,694	925
		1,654
Consumer Staples (0.3%):
E-MART, Inc.	4,348	599

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.4%):
Hana Financial Group, Inc.	20,422	$795

Industrials (0.4%):
Samsung Engineering Co. Ltd. (a)	45,670	973

Information Technology (1.9%):
LG Innotek Co. Ltd.	8,954	1,554
Samsung Electronics Co. Ltd.	29,910	1,856
SK Hynix, Inc.	7,550	647
		4,057
		8,709
Luxembourg (1.2%):
Energy (0.3%):
Tenaris SA	59,951	631

Health Care (0.5%):
Eurofins Scientific SE	8,658	1,109

Materials (0.4%):
ArcelorMittal SA	24,937	763
		2,503
Malaysia (0.9%):
Communication Services (0.4%):
Telekom Malaysia Bhd	600,400	817

Financials (0.5%):
RHB Bank Bhd	891,900	1,160
		1,977
Mexico (0.3%):
Consumer Staples (0.3%):
Arca Continental SAB de CV	110,008	671

Netherlands (3.1%):
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV	47,901	1,595

Financials (0.7%):
ING Groep NV	44,666	649
NN Group NV	17,316	907
		1,556
Health Care (0.3%):
QIAGEN NV (a)	12,383	640

Information Technology (1.4%):
ASML Holding NV	2,049	1,531
STMicroelectronics NV	32,143	1,403
		2,934
		6,725
Norway (0.3%):
Energy (0.3%):
Equinor ASA	29,702	756

Russian Federation (1.1%):
Energy (0.6%):
LUKOIL PJSC, ADR	14,686	1,395

Financials (0.5%):
Sberbank of Russia PJSC	214,900	1,005
		2,400
Saudi Arabia (0.7%):
Financials (0.4%):
Al Rajhi Bank	28,576	931

Health Care (0.3%):
Mouwasat Medical Services Co.	14,093	678
		1,609

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Singapore (0.7%):
Consumer Staples (0.3%):
Wilmar International Ltd.	240,900	$744

Financials (0.4%):
DBS Group Holdings Ltd.	37,200	825
		1,569
South Africa (1.0%):
Communication Services (0.4%):
Naspers Ltd., Class N	5,147	851

Materials (0.6%):
Impala Platinum Holdings Ltd.	43,526	491
Kumba Iron Ore Ltd.	24,330	800
		1,291
		2,142
Spain (1.1%):
Industrials (0.3%):
ACS Actividades de Construccion y Servicios SA	26,198	709

Utilities (0.8%):
Acciona SA	4,582	762
EDP Renovaveis SA	33,886	841
		1,603
		2,312
Sweden (3.0%):
Consumer Staples (0.5%):
Swedish Match AB	120,946	1,059

Financials (0.4%):
Skandinaviska Enskilda Banken AB, Class A	64,620	911

Industrials (1.1%):
Sandvik AB	26,451	605
SKF AB, B Shares	33,059	780
Volvo AB, Class B	40,609	907
		2,292
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson, Class B (b)	65,926	744

Materials (0.4%):
Boliden AB	25,617	821

Real Estate (0.3%):
Fastighets AB Balder, B Shares (a)	11,514	692
		6,519
Switzerland (7.0%):
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered Shares	7,523	780

Consumer Staples (1.3%):
Coca-Cola HBC AG	18,907	609
Nestle SA, Registered Shares	19,258	2,321
		2,930
Financials (1.6%):
Julius Baer Group Ltd.	14,996	996
Swiss Life Holding AG	3,452	1,740
UBS Group AG	41,838	668
		3,404
Health Care (2.5%):
Lonza Group AG, Registered Shares	1,221	916
Novartis AG, Registered Shares	23,670	1,941
Roche Holding AG	4,861	1,774
Sonova Holding AG	2,462	931
		5,562

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.2%):
Adecco Group AG	10,287	$516

Information Technology (0.7%):
Logitech International SA, Class R	16,423	1,461

Materials (0.3%):
Holcim Ltd.	14,475	698
		15,351
Taiwan (3.7%):
Financials (1.0%):
Chailease Holding Co. Ltd.	112,281	986
Fubon Financial Holding Co. Ltd.	468,600	1,281
		2,267
Information Technology (2.7%):
MediaTek, Inc.	20,000	644
Realtek Semiconductor Corp.	98,000	1,727
Taiwan Semiconductor Manufacturing Co. Ltd.	141,000	2,916
Yageo Corp.	39,000	611
		5,898
		8,165
United Arab Emirates (0.3%):
Real Estate (0.3%):
Emaar Development PJSC (a)	610,352	638

United Kingdom (8.3%):
Communication Services (0.3%):
Vodafone Group PLC	455,552	693

Consumer Discretionary (1.0%):
Barratt Developments PLC	81,065	716
Stellantis NV	73,204	1,393
		2,109
Consumer Staples (1.4%):
British American Tobacco PLC	16,766	586
Tate & Lyle PLC	64,036	596
Tesco PLC	336,646	1,146
Unilever PLC	15,153	820
		3,148
Energy (0.6%):
BP PLC	285,217	1,299

Financials (1.7%):
3i Group PLC	91,941	1,579
Barclays PLC	345,829	879
Legal & General Group PLC	196,170	737
Standard Chartered PLC	105,250	615
		3,810
Health Care (0.9%):
AstraZeneca PLC	9,569	1,153
Hikma Pharmaceuticals PLC	23,747	781
		1,934
Industrials (1.5%):
Ashtead Group PLC	14,687	1,110
BAE Systems PLC	99,868	756
Ferguson PLC	4,855	674
Royal Mail PLC	118,246	669
		3,209
Materials (0.9%):
Anglo American PLC	56,861	1,994
		18,196
Total Common Stocks (Cost $183,260)		213,134

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund-Core Equity	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Rights (0.0%)(d)
Taiwan (0.0%):
Financials (0.0%):
Fubon Financial Holding Co. Ltd., Expires 10/19/21 (a)(e)	9,883	$—
Fubon Financial Holding Co. Ltd., Expires 10/19/21 @ $60.00 (a)(f)	16,230	10
		10
Total Rights (Cost $–)		10

Exchange-Traded Funds (0.9%)
United States (0.9%):
iShares Core MSCI EAFE ETF	15,847	1,177
iShares Core MSCI Emerging Markets ETF	12,882	795
		1,972
Total Exchange-Traded Funds (Cost $2,053)		1,972

Collateral for Securities Loaned^ (2.5%)
United States (2.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (g)	103,768	104
Fidelity Investments Money Market Government Portfolio, I Class, 0.01% (g)	3,074,360	3,074
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (g)	51,785	52
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (g)	412,921	413
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	1,856,573	1,857
Total Collateral for Securities Loaned (Cost $5,500)		5,500

Total Investments (Cost $190,813) — 101.1%		220,616
Liabilities in excess of other assets — (1.1)%		(2,429)
NET ASSETS - 100.00%		$218,187

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $3,801 (thousands) and amounted to 1.7% of net assets.
(d)	Amount represents less than 0.05% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of September 30, 2021.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.0% of net assets.
(g)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (98.3%)
Australia (6.2%):
Consumer Discretionary (0.7%):
JB Hi-Fi Ltd.	378,983	$12,320
Super Retail Group Ltd.	1,232,906	10,726
		23,046
Consumer Staples (0.5%):
Elders Ltd.	1,866,809	16,306

Energy (0.4%):
Beach Energy Ltd.	14,483,973	15,465

Financials (0.9%):
Bank of Queensland Ltd. (a)	2,311,727	15,415
Pendal Group Ltd.	2,860,122	16,638
		32,053
Health Care (0.4%):
Ansell Ltd.	554,452	13,469

Industrials (0.3%):
Seven Group Holdings Ltd.	792,015	11,602

Information Technology (0.4%):
Technology One Ltd.	1,610,063	12,997

Materials (1.6%):
CSR Ltd.	2,414,945	9,598
Mineral Resources Ltd.	729,356	23,142
OZ Minerals Ltd.	1,326,711	21,296
		54,036
Real Estate (1.0%):
Charter Hall Group	2,095,318	25,330
Shopping Centres Australasia Property Group	5,606,309	10,736
		36,066
		215,040
Canada (9.0%):
Consumer Discretionary (0.9%):
BRP, Inc.	314,679	29,132

Energy (1.5%):
ARC Resources Ltd.	2,804,173	26,283
Parex Resources, Inc.	1,341,190	24,401
		50,684
Financials (0.9%):
Canadian Western Bank (a)	589,365	17,066
CI Financial Corp.	757,415	15,377
		32,443
Health Care (0.2%):
Tilray, Inc., Class 2 (a)(b)	582,163	6,592

Industrials (2.4%):
ATS Automation Tooling System (a)(b)	599,068	19,007
Ballard Power Systems, Inc. (a)(b)	306,351	4,301
Finning International, Inc.	862,676	21,288
TFI International, Inc. (a)	364,141	37,259
		81,855
Information Technology (0.4%):
The Descartes Systems Group, Inc. (a)(b)	184,988	15,060

Materials (1.2%):
Canfor Corp. (b)	496,710	10,912
Dundee Precious Metals, Inc.	2,270,291	13,660
Fortuna Silver Mines, Inc. (a)(b)	1,478,194	5,813
Kirkland Lake Gold Ltd.	1	—	(c)
Stella-Jones, Inc. (a)	317,540	10,694
		41,079
Real Estate (1.1%):
Boardwalk Real Estate Invest (a)	380,101	14,194

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Tricon Residential, Inc. (a)	1,661,110	$22,167
		36,361
Utilities (0.4%):
Northland Power, Inc. (a)	484,967	15,242
		308,448
Denmark (1.2%):
Consumer Discretionary (0.4%):
Pandora A/S	116,033	14,089

Consumer Staples (0.5%):
Royal Unibrew A/S	129,277	15,552

Information Technology (0.3%):
Netcompany Group A/S (d)	100,294	11,570
		41,211
Finland (1.8%):
Industrials (1.1%):
Metso Outotec Oyj	1,428,056	13,031
Valmet Oyj	740,228	26,722
		39,753
Information Technology (0.4%):
TietoEVRY Oyj	473,583	14,240

Materials (0.3%):
Kemira Oyj	615,513	9,447
		63,440
France (7.0%):
Communication Services (0.5%):
Publicis Groupe SA	269,601	18,109

Consumer Discretionary (1.1%):
Faurecia SE	502,698	23,647
La Francaise des Jeux SAEM (d)	249,693	12,837
		36,484
Health Care (0.4%):
Korian SA	413,433	14,454

Industrials (2.2%):
Eiffage SA	249,418	25,205
Elis SA (b)	727,903	13,880
Nexans SA	222,309	20,726
Rexel SA	849,887	16,374
		76,185
Information Technology (1.2%):
SOITEC (b)	102,554	22,166
Sopra Steria Group	94,178	17,446
		39,612
Materials (0.5%):
Arkema SA	121,610	16,034

Real Estate (1.1%):
Klepierre SA	928,554	20,763
Nexity SA	387,014	18,401
		39,164
		240,042
Germany (7.3%):
Communication Services (1.5%):
Freenet AG	720,204	18,842
ProSiebenSat.1 Media SE	1,100,528	20,104
United Internet AG, Registered Shares	315,546	12,205
		51,151
Financials (0.8%):
Deutsche Pfandbriefbank AG (d)	1,419,561	15,978

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

DWS Group GmbH & Co. KGaA (d)	312,834	$13,139
		29,117
Health Care (1.3%):
Carl Zeiss Meditec AG	76,022	14,560
Dermapharm Holding SE	124,918	12,020
Gerresheimer AG	185,726	18,170
		44,750
Industrials (0.9%):
Brenntag SE	145,287	13,495
Rheinmetall AG	189,094	18,468
		31,963
Information Technology (0.6%):
Bechtle AG	290,920	19,895

Materials (1.1%):
Aurubis AG	169,045	12,693
Covestro AG (d)	165,953	11,308
LANXESS AG	201,650	13,627
		37,628
Real Estate (1.1%):
alstria office REIT-AG	841,161	15,256
TAG Immobilien AG	730,861	21,366
		36,622
		251,126
Gibraltar (0.5%):
Consumer Discretionary (0.5%):
888 Holdings PLC	2,804,156	16,165

Hong Kong (1.5%):
Health Care (0.2%):
The United Laboratories International Holdings Ltd.	12,386,000	8,215

Industrials (0.4%):
Pacific Basin Shipping Ltd. (a)	29,047,000	13,444

Information Technology (0.3%):
ASM Pacific Technology Ltd.	893,100	9,750

Real Estate (0.3%):
Hysan Development Co. Ltd.	3,406,000	11,076

Utilities (0.3%):
Towngas China Co. Ltd.	15,019,000	9,362
		51,847
Ireland (1.3%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC (b)	2,495,555	11,884

Consumer Staples (0.4%):
Glanbia PLC	738,009	12,205

Financials (0.6%):
Bank of Ireland Group PLC (b)	3,213,286	19,055
		43,144
Israel (1.9%):
Communication Services (0.3%):
Perion Network Ltd. (a)(b)	608,754	10,550

Health Care (1.3%):
Inmode Ltd. (b)	281,655	44,910

Information Technology (0.3%):
Radware Ltd. (b)	337,057	11,365
		66,825
Italy (2.8%):
Consumer Discretionary (0.3%):
De' Longhi SpA	287,755	10,330

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Financials (0.5%):
Banca Mediolanum SpA	1,484,718	$15,986

Industrials (0.4%):
Interpump Group SpA	223,849	14,425

Information Technology (0.7%):
Reply SpA	138,749	25,465

Materials (0.4%):
Buzzi Unicem SpA	617,427	14,023

Utilities (0.5%):
ACEA SpA	718,980	15,348
		95,577
Japan (20.8%):
Communication Services (1.3%):
Capcom Co. Ltd.	624,600	17,358
Internet Initiative Japan, Inc.	782,400	27,033
		44,391
Consumer Discretionary (3.5%):
ASKUL Corp.	712,900	10,455
Food & Life Cos Ltd.	392,100	18,032
Izumi Co. Ltd.	260,300	8,662
Komeri Co. Ltd.	434,400	10,538
Oisix ra daichi, Inc. (b)	283,700	12,577
Resorttrust, Inc.	637,500	12,515
Starts Corp., Inc.	395,100	9,403
Sumitomo Forestry Co. Ltd.	640,200	12,161
Tokyotokeiba Co. Ltd.	209,200	8,198
Toyo Tire Corp.	1,040,700	18,551
		121,092
Consumer Staples (1.0%):
Morinaga Milk Industry Co. Ltd.	245,000	15,306
Nichirei Corp.	354,700	9,296
Valor Holdings Co. Ltd.	498,100	10,762
		35,364
Financials (0.8%):
North Pacific Bank Ltd.	3,824,900	8,696
Zenkoku Hosho Co. Ltd.	351,100	17,135
		25,831
Health Care (1.6%):
Eiken Chemical Co. Ltd.	672,700	12,628
Miraca Holdings, Inc.	584,900	15,890
Sawai Group Holdings Co. Ltd.	278,500	12,959
Ship Healthcare Holdings, Inc.	541,000	13,936
		55,413
Industrials (5.5%):
BayCurrent Consulting, Inc.	93,500	46,824
CKD Corp.	537,900	11,442
Daihen Corp.	293,700	12,939
Fuji Corp.	738,800	18,763
FULLCAST Holdings Co. Ltd.	493,000	10,008
Kanamoto Co. Ltd.	389,300	9,109
Kintetsu World Express, Inc.	591,800	14,990
Kumagai Gumi Co. Ltd.	412,300	10,670
Maeda Corp. (a)	1,220,300	9,680
Outsourcing, Inc.	597,800	10,715
Sankyu, Inc.	225,600	10,377
Sanwa Holdings Corp.	1,019,000	13,250
Takeuchi Manufacturing Co. Ltd.	514,300	11,846
		190,613
Information Technology (3.6%):
Freee KK (a)(b)	87,700	6,382
Fuji Soft, Inc.	197,600	10,347
NEC Networks & System Integration Corp.	977,500	18,438

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Nippon Electric Glass Co. Ltd.	792,100	$18,739
Shinko Electric Industries Co. Ltd.	1,083,400	35,890
Taiyo Yuden Co. Ltd.	351,600	20,597
Tokyo Seimitsu Co. Ltd.	284,300	11,670
		122,063
Materials (1.6%):
Denka Co. Ltd.	451,500	15,770
Kaneka Corp.	363,700	15,193
Rengo Co. Ltd.	1,945,200	15,200
Zeon Corp.	685,800	9,655
		55,818
Real Estate (1.9%):
Invincible Investment Corp.	26,677	10,453
Kenedix Office Investment Corp.	1,670	11,480
Nippon Accommodations Fund, Inc.	2,378	13,325
Open House Co. Ltd. (a)	499,600	29,399
		64,657
		715,242
Korea, Republic Of (5.6%):
Communication Services (1.1%):
AfreecaTV Co. Ltd.	219,858	27,679
Neowiz (b)	598,812	11,568
		39,247
Consumer Discretionary (0.3%):
Coway Co. Ltd.	153,105	9,564

Consumer Staples (0.5%):
Cosmax, Inc. (b)	89,107	9,250
Maeil Dairies Co. Ltd.	133,760	8,092
		17,342
Health Care (1.4%):
Osstem Implant Co. Ltd.	307,962	34,492
PharmaResearch Co. Ltd.	212,812	15,092
		49,584
Industrials (0.5%):
Samsung Engineering Co. Ltd. (b)	833,300	17,750

Information Technology (1.1%):
LEENO Industrial, Inc.	71,172	10,515
Partron Co. Ltd.	1,122,064	8,689
SFA Engineering Corp.	294,768	9,155
WONIK IPS Co. Ltd.	233,139	7,769
		36,128
Materials (0.7%):
LOTTE Fine Chemical Co. Ltd.	135,558	10,333
Soulbrain Co. Ltd.	62,959	14,379
		24,712
		194,327
Malta (0.6%):
Consumer Discretionary (0.6%):
Kindred Group PLC	1,488,688	22,333

Netherlands (4.3%):
Energy (0.7%):
Fugro NV (b)	1,102,564	11,555
SBM Offshore NV	673,939	12,013
		23,568
Financials (1.3%):
ASR Nederland NV	463,122	21,183
Euronext NV (d)	195,984	22,112
		43,295
Industrials (1.2%):
AerCap Holdings NV (b)	318,955	18,439

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Signify NV (d)	485,406	$24,294
		42,733
Information Technology (1.1%):
ASM International NV	97,954	38,356
		147,952
Norway (0.3%):
Financials (0.3%):
Sparebanken Vest	936,746	10,166

Singapore (0.5%):
Real Estate (0.5%):
Frasers Logistics & Commercial Trust (a)	14,719,200	16,425

Spain (3.4%):
Consumer Staples (0.3%):
Viscofan SA	146,357	9,583

Financials (0.5%):
Bankinter SA	3,083,586	18,040

Health Care (0.6%):
Laboratorios Farmaceuticos Rovi SA	305,507	19,985

Industrials (0.7%):
Applus Services SA	1,147,004	10,922
Cia de Distribucion Integral Logista Holdings SA	648,639	13,639
		24,561
Materials (0.4%):
Acerinox SA	1,008,936	12,930

Real Estate (0.4%):
Merlin Properties Socimi SA	1,392,610	14,281

Utilities (0.5%):
Acciona SA	114,433	19,021
		118,401
Sweden (2.2%):
Communication Services (0.3%):
G5 Entertainment AB (a)	231,500	10,488

Consumer Discretionary (0.5%):
Dometic Group AB (d)	1,044,952	15,785

Health Care (1.1%):
Arjo AB, Class B	1,109,577	13,670
Getinge AB, Class B	617,336	24,621
		38,291
Real Estate (0.3%):
Wihlborgs Fastigheter AB	583,769	11,608
		76,172
Switzerland (6.7%):
Consumer Discretionary (0.4%):
Forbo Holding AG, Registered Shares	6,757	13,349

Consumer Staples (0.5%):
Coca-Cola HBC AG	312,526	10,070
Zur Rose Group AG (a)(b)	20,253	8,104
		18,174
Financials (1.6%):
Julius Baer Group Ltd.	298,353	19,826
Swissquote Group Holding SA, Registered Shares	61,116	11,260
Vontobel Holding AG, Class R	264,658	22,270
		53,356
Health Care (0.9%):
Medmix AG (b)(d)	92,788	4,382

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Tecan Group AG, Class R	45,768	$25,926
		30,308
Industrials (2.0%):
Adecco Group AG	283,109	14,188
Bossard Holdings AG, Class A	35,085	10,961
Bucher Industries AG, Registered Shares	41,400	19,660
Sulzer AG, Registered Shares	92,788	8,808
Wizz Air Holdings PLC (b)(d)	231,755	15,572
		69,189
Information Technology (0.8%):
Logitech International SA, Class R	297,572	26,478

Real Estate (0.5%):
PSP Swiss Property AG, Registered Shares	154,742	18,647
		229,501
United Kingdom (12.8%):
Communication Services (1.0%):
Future PLC	728,832	36,097

Consumer Discretionary (2.2%):
Inchcape PLC	880,136	9,576
Marks & Spencer Group PLC (b)	5,673,391	13,924
Pets at Home Group PLC	2,611,631	16,839
Redrow PLC	2,131,166	19,136
Vistry Group PLC	1,047,103	17,181
		76,656
Consumer Staples (0.7%):
Cranswick PLC	280,405	13,459
Tate & Lyle PLC	1,242,745	11,557
		25,016
Energy (0.4%):
Cairn Energy PLC	5,311,697	13,401

Financials (1.7%):
Close Brothers Group PLC	724,181	15,039
IG Group Holdings PLC	1,100,489	11,891
Intermediate Capital Group PLC	471,102	12,898
OSB Group PLC	2,514,998	16,953
		56,781
Health Care (0.5%):
CVS Group PLC (b)	208,502	6,770
Hikma Pharmaceuticals PLC	350,759	11,537
		18,307
Industrials (1.9%):
IMI PLC	1,030,383	22,901
Royal Mail PLC	2,765,952	15,640
Serco Group PLC	7,944,593	14,309
Travis Perkins PLC	617,618	12,697
		65,547
Information Technology (1.8%):
Computacenter PLC	658,102	23,935
Electrocomponents PLC	926,595	13,412
Micro Focus International PLC	2,124,434	11,684
Spirent Communications PLC	3,017,935	11,308
		60,339
Materials (0.8%):
Endeavour Mining PLC (a)	549,514	12,371
Synthomer PLC	2,150,848	14,386
		26,757
Real Estate (1.5%):
LondonMetric Property PLC	3,595,507	11,557
Safestore Holdings PLC	1,413,390	20,000
The Unite Group PLC	678,271	9,918
Tritax Big Box REIT PLC	3,510,386	10,035
		51,510

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Small-Cap Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Utilities (0.3%):
Atlantica Sustainable Infrastructure PLC (a)	312,339	$10,779
		441,190
United States (0.6%):
Consumer Discretionary (0.3%):
Nexteer Automotive Group Ltd.	9,524,000	9,735

Industrials (0.3%):
Reliance Worldwide Corp. Ltd.	3,440,615	12,509
		22,244
Total Common Stocks (Cost $2,684,838)		3,386,818

Exchange-Traded Funds (0.5%)
United States (0.5%):
Vanguard FTSE Developed Markets ETF (a)	300,483	15,171
Total Exchange-Traded Funds (Cost $14,333)		15,171

Collateral for Securities Loaned^ (2.5%)
United States (2.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (e)	1,612,319	1,612
Fidelity Investments Money Market Government Portfolio, I Class, 0.01% (e)	47,784,061	47,784
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	804,627	805
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	6,415,846	6,416
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	28,846,895	28,847
Total Collateral for Securities Loaned (Cost $85,464)		85,464

Total Investments (Cost $2,784,635) — 101.3%		3,487,453
Liabilities in excess of other assets — (1.3)%		(43,266)
NET ASSETS - 100.00%		$3,444,187

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rounds to less than $1 thousand.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $146,977 (thousands) and amounted to 4.3% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (3.5%)
Ameriquest Mortgage Securities, Series 2004-R12, Class M1, 0.94% (LIBOR01M+86bps), 1/25/35, Callable 10/25/21 @ 100 (a)	$5	$5
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 11/15/23 @ 100	298	298
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 7/16/24 @ 100	245	244
Home Equity Asset Trust, Series 2005-2, Class M5, 1.18% (LIBOR01M+110bps), 7/25/35, Callable 10/25/21 @ 100 (a)	259	259
JPMorgan Chase Bank, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 11/25/24 @ 100 (b)	250	250
Park Place Securities, Inc., Series 2004-WCW2, Class M2, 1.06% (LIBOR01M+98bps), 10/25/34, Callable 10/25/21 @ 100 (a)	5	5
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (b)(c)	674	675
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (b)	332	333
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 4/15/25 @ 100 (b)	337	338
Total Asset-Backed Securities (Cost $2,396)		2,407

Collateralized Mortgage Obligations (1.2%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	290	298
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53, Callable 2/15/30 @ 100	257	270
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45, Callable 12/15/22 @ 100	270	274
Total Collateralized Mortgage Obligations (Cost $838)		842

Preferred Stocks (4.4%)
Financials (1.9%):
AMG Capital Trust II, 5.15%, 10/15/37	6,220	358
Bank of America Corp., Series L, 7.25% (d)	280	404
KKR & Co., Inc., Series C, 6.00%, 9/15/23 (e)	2,570	203
Wells Fargo & Co., Series L, 7.50% (d)(e)	245	363
		1,328

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Health Care (0.1%):
Danaher Corp., Series B, 5.00%, 4/15/23 (e)	39	$63

Industrials (0.5%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22 (e)	3,047	321

Utilities (1.9%):
American Electric Power Co., Inc., 6.13%, 8/15/23	1,615	80
CenterPoint Energy, Inc., 4.57%, 9/15/29	1,045	69
Dominion Energy, Inc., Series A, 7.25%, 6/1/22	3,000	291
DTE Energy Co., 6.25%, 11/1/22	4,475	225
NextEra Energy, Inc., 5.28%, 3/1/23	7,295	372
NiSource, Inc., 7.75%, 3/1/24	210	22
The Southern Co., Series 2019, 6.75%, 8/1/22	5,037	257
		1,316
Total Preferred Stocks (Cost $2,972)		3,028

Corporate Bonds (52.0%)
Communication Services (2.6%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	$184	161
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (c)	129	146
1.65%, 2/1/28, Callable 12/1/27 @ 100	117	116
5.15%, 11/15/46, Callable 5/15/46 @ 100 (c)	312	396
CenturyLink, Inc., 6.75%, 12/1/23	115	126
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100	150	159
2.80%, 1/15/51, Callable 7/15/50 @ 100	128	121
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (b)	143	144
Verizon Communications, Inc.
3.38%, 2/15/25 (c)	116	125
3.55%, 3/22/51, Callable 9/22/50 @ 100 (c)	275	290
		1,784
Consumer Discretionary (7.4%):
Booking Holdings, Inc., 0.75%, 5/1/25 (e)	305	448
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100 (c)	670	702
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	110	119
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100	201	213
2/15/26 (b)(e)	300	324
Ford Motor Co., 3/15/26 (b)	95	103

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
General Motors Co., 4.88%, 10/2/23 (c)	$229	$247
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	110	118
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	130	134
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	112	120
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100 (e)	212	246
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	326	347
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	63	71
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)	101	102
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	198	235
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (c)	268	274
3.00%, 5/15/30, Callable 11/15/29 @ 100	267	279
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100 (e)	240	278
Ross Stores, Inc.
3.38%, 9/15/24, Callable 6/15/24 @ 100	160	169
0.88%, 4/15/26, Callable 3/15/26 @ 100	186	183
Whirlpool Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100	185	185
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	171	172
		5,069
Consumer Staples (2.5%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	368	368
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (c)	105	118
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	167	192
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (c)	70	71
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	130
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	363	357
Molson Coors Beverage Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	95	105
Reynolds American, Inc., 6.15%, 9/15/43 (c)	175	219
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	178
		1,738
Energy (3.7%):
Chevron USA, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	320	361
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (c)	234	242
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100 (e)	135	179
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (c)	84	88
HollyFrontier Corp., 2.63%, 10/1/23	265	274
Marathon Oil Corp., 6.60%, 10/1/37	125	166
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	229	272
Pioneer Natural Resources Co.
0.25%, 5/15/25	270	436

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
1.90%, 8/15/30, Callable 5/15/30 @ 100	$251	$240
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (c)	245	250
		2,508
Financials (12.3%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	335	360
4.75%, 1/15/49, Callable 7/15/48 @ 100	35	46
Alleghany Corp.
3.63%, 5/15/30, Callable 2/15/30 @ 100	130	143
3.25%, 8/15/51, Callable 2/15/51 @ 100	168	166
Ares Capital Corp., 4.63%, 3/1/24	345	382
Bank of America Corp.
4.20%, 8/26/24, MTN (c)	160	175
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	205	221
Capital One Financial Corp.
3.30%, 10/30/24, Callable 9/30/24 @ 100 (c)	224	240
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a)	395	386
Cincinnati Financial Corp., 6.13%, 11/1/34	230	313
Citigroup, Inc.
3.88%, 3/26/25	108	117
4.60%, 3/9/26 (c)	232	262
4.45%, 9/29/27 (c)	108	123
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (a)	94	108
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	130	132
3.65%, 1/25/24, Callable 12/25/23 @ 100 (c)(e)	584	623
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	290	305
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	116
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	250	248
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100 (c)(e)	425	455
5.60%, 7/15/41 (e)	87	121
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	265	285
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (b)	170	165
Morgan Stanley
4.88%, 11/1/22 (c)	303	317
3.13%, 7/27/26, MTN (c)	545	587
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	104	113
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	228	225
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	90	104
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	373	399

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	$275	$295
Wells Fargo & Co.
4.30%, 7/22/27, MTN (c)	410	465
4.90%, 11/17/45 (c)	155	195
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	250	260
		8,452
Health Care (6.4%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100	285	307
4.45%, 5/14/46, Callable 11/14/45 @ 100	142	171
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	250	300
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100	148	154
2.75%, 10/15/42	68	357
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100	109	116
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (c)	455	504
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	168	176
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	193	216
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (b)	260	260
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (c)	135	139
Illumina, Inc. , 8/15/23 (e)	280	327
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	135	125
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100 (e)	262	299
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	146	135
Universal Health Services, Inc.
1.65%, 9/1/26, Callable 8/1/26 @ 100 (b)	394	392
2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	102	103
Viatris, Inc.
2.30%, 6/22/27, Callable 4/22/27 @ 100 (b)	95	97
4.00%, 6/22/50, Callable 12/22/49 @ 100 (b)	190	202
		4,380
Industrials (5.8%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	241	234
Air Lease Corp.
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN	282	280
0.80%, 8/18/24, Callable 7/18/24 @ 100 (e)	146	145
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	195	205
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (c)	275	286
Fortive Corp., 0.88%, 2/15/22	440	441
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 (c)	420	469
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100	82	83

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100	$239	$241
2.90%, 8/25/51, Callable 2/25/51 @ 100	125	121
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	140	147
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	165	184
6.25%, 12/1/37	155	217
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (b)(e)	130	131
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	115	140
Southwest Airlines Co., 1.25%, 5/1/25	300	449
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (c)(e)	146	180
		3,953
Information Technology (5.7%):
Akamai Technologies, Inc., 0.13%, 5/1/25	130	158
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117	152
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (c)	132	140
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	315	368
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (c)	342	373
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (e)	315	346
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (c)	166	190
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100 (c)	394	469
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (b)	87	91
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	150	154
ServiceNow, Inc. , 6/1/22	5	23
Square, Inc., 0.25%, 11/1/27 (b)(e)	55	65
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160	199
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	287	248
Vishay Intertechnology, Inc., 2.25%, 6/15/25	105	108
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	360	368
Western Digital Corp., 1.50%, 2/1/24	430	434
		3,886
Materials (0.7%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (c)	210	219
Nucor Corp., 2.00%, 6/1/25, Callable 5/1/25 @ 100	160	165
Southern Copper Corp., 5.25%, 11/8/42 (c)	95	118
		502
Real Estate (3.0%):
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100 (c)	630	649

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	$108	$115
Kite Realty Group LP, 0.75%, 4/1/27 (b)	185	184
Physicians Realty LP, 3.95%, 1/15/28, Callable 10/15/27 @ 100	138	151
Piedmont Operating Partnership LP, 3.15%, 8/15/30, Callable 5/15/30 @ 100	134	138
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	114	139
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	339	359
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	145	162
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100 (e)	184	185
		2,082
Utilities (1.9%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	225	215
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	250	351
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100 (c)	310	319
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	247
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (c)	159	185
		1,317
Total Corporate Bonds (Cost $34,224)		35,671

Residential Mortgage-Backed Securities (0.1%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.41% (LIBOR01M+132bps), 10/25/32, Callable 10/25/21 @ 100 (a)	83	84

Total Residential Mortgage-Backed Securities (Cost $82)		84

Yankee Dollars (8.5%)
Communication Services (0.4%):
Vodafone Group PLC, 5.25%, 5/30/48	193	250

Consumer Staples (3.2%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	638	687
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)(c)	670	691
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (b)(c)	574	582
2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	200	207
		2,167
Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	140	144
Ecopetrol SA, 5.88%, 9/18/23 (c)	325	350

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Statoil ASA, 3.95%, 5/15/43	$100	$115
		609
Financials (1.6%):
Barclays Bank PLC
2/4/25 (c)(e)	110	161
2/18/25	65	72
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (b)	155	205
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	110	125
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	300	319
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	195	199
		1,081
Industrials (0.9%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	150	148
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	150	174
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	89
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	200	204
		615
Materials (1.4%):
Anglo American Capital PLC
2.88%, 3/17/31, Callable 12/17/30 @ 100 (b)(e)	300	301
3.95%, 9/10/50, Callable 3/10/50 @ 100 (b)	200	214
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	75	100
Teck Resources Ltd., 3.90%, 7/15/30, Callable 4/15/30 @ 100 (e)	190	206
Vale Overseas Ltd., 6.25%, 8/10/26	143	170
		991
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33	50	69
Total Yankee Dollars (Cost $5,570)		5,782

U.S. Government Mortgage-Backed Agencies (18.2%)
Federal Home Loan Bank
Series 000F, 1.00%, 9/30/26	680	679
Series 2, 1.10%, 9/30/26	680	680
		1,359
Federal Home Loan Mortgage Corp.
9.00%, 4/1/25 (c)	9	9

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
7.50%, 8/1/29 (c)	$8	$9
Series 4395, Class PA, 2.50%, 4/15/37 (c)	219	227
5.00%, 7/1/39 (c)	461	525
Series 4320, Class AP, 3.50%, 7/15/39 - 10/15/40 (c)	287	298
Series 4444, Class CH, 3.00%, 1/15/41 - 10/1/46 (c)	603	632
4.50%, 7/1/44 - 12/1/45 (c)	770	860
2.50%, 7/1/50	269	278
2.00%, 3/1/51 (c)	633	635
		3,473
Federal National Mortgage Association
3.50%, 2/1/32	131	140
Series 2005-19, Class PB, 5.50%, 3/25/35	287	327
6.00%, 2/1/37 (c)	86	100
3.50%, 8/1/39 - 12/25/50 (c)	1,616	1,724
Series 2011-21, Class PA, 4.50%, 5/25/40 (c)	382	403
3.00%, 6/1/40 - 2/1/47 (c)	1,787	1,902
Series 2013-81, Class KA, 2.75%, 9/25/42 (c)	215	223
3.00%, 9/1/46 - 5/1/48	461	491
4.00%, 3/1/47 - 6/1/49	123	132
4.00%, 7/1/47 - 10/1/48 (c)	766	834
Series 2017-96, Class DA, 2.50%, 12/25/47 (c)	221	228
4.50%, 5/1/50	43	47
2.00%, 3/1/51 (c)	1,102	1,109
		7,660
Total U.S. Government Mortgage-Backed Agencies (Cost $12,109)		12,492

U.S. Treasury Obligations (8.3%)
U.S. Treasury Bonds
2.88%, 5/15/43 (c)	124	142
1.25%, 5/15/50 (c)	1,750	1,432
U.S. Treasury Notes
0.25%, 3/15/24 (c)	1,500	1,495
0.75%, 4/30/26	2,200	2,184
1.63%, 5/15/31	400	405
Total U.S. Treasury Obligations (Cost $5,633)		5,658

Collateral for Securities Loaned^ (5.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (f)	75,107	75
Fidelity Investments Money Market Government Portfolio I Class, 0.01% (f)	2,225,946	2,226
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	37,482	37
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (f)	298,872	299

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	September 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	1,343,788	$1,344
Total Collateral for Securities Loaned (Cost $3,981)		3,981

Total Investments (Cost $67,805) — 102.0%		69,945
Liabilities in excess of other assets — (2.0)%		(1,346)
NET ASSETS - 100.00%		$68,599

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $8,262 (thousands) and amounted to 12.0% of net assets.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	All or a portion of this security is on loan.
(f)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
2-Year U.S. Treasury Note Futures	9	12/31/21	$1,981,643	$1,980,492	$(1,151)
5-Year U.S. Treasury Note Futures	39	12/31/21	4,812,801	4,786,945	(25,856)
Japanese Yen Futures	12	12/13/21	1,350,000	1,347,150	(2,850)
Ultra Long Term U.S. Treasury Bond Futures	8	12/21/21	1,579,035	1,528,500	(50,535)
					$(80,392)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Futures	23	12/21/21	$3,068,373	$3,027,016	$41,357
British Pound Futures	14	12/13/21	1,202,599	1,179,062	23,537
Canadian Dollar Futures	13	12/14/21	1,024,140	1,026,870	(2,730)
Mexican Peso Currency Futures	29	12/13/21	717,750	695,855	21,895
					$84,059

	Total unrealized appreciation				$86,789
	Total unrealized depreciation				(83,122)
	Total net unrealized appreciation (depreciation)				$3,667

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index; Series 36	1.00%	6/20/26	Quarterly	0.48%	$3,000,000	$72,817	$76,238	$(3,421)
						$72,817	$76,238	$(3,421)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)
Australia (6.1%):
Consumer Discretionary (1.2%):
Aristocrat Leisure Ltd.	144,570	$4,806,896

Financials (1.2%):
Macquarie Group Ltd.	38,996	5,037,088

Health Care (1.4%):
CSL Ltd.	28,765	6,008,655

Materials (1.3%):
BHP Group Ltd.	211,350	5,643,530

Real Estate (1.0%):
Scentre Group	1,895,035	4,032,484
		25,528,653
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV	36,426	3,866,130

China (1.4%):
Communication Services (0.5%):
Tencent Holdings Ltd.	38,500	2,298,476

Consumer Discretionary (0.5%):
China Meidong Auto Holdings Ltd.	410,000	2,063,045

Financials (0.4%):
China Merchants Bank Co. Ltd., Class H	207,000	1,647,390
		6,008,911
Denmark (1.1%):
Consumer Staples (1.1%):
Royal Unibrew A/S	38,474	4,628,521

France (9.5%):
Consumer Discretionary (4.0%):
La Francaise des Jeux SAEM (a)	93,379	4,800,659
LVMH Moet Hennessy Louis Vuitton SE	16,405	11,748,776
		16,549,435
Energy (1.3%):
Gaztransport Et Technigaz SA	16,340	1,220,332
TotalEnergies SE (b)	89,390	4,272,100
		5,492,432
Industrials (0.8%):
Safran SA	28,044	3,546,559

Information Technology (2.1%):
Capgemini SE	43,296	8,977,410

Materials (1.3%):
Arkema SA	40,091	5,285,984
		39,851,820
Germany (7.1%):
Consumer Discretionary (1.1%):
Volkswagen AG, Preference Shares	20,738	4,621,949

Financials (1.6%):
Allianz SE, Registered Shares	30,183	6,761,486

Industrials (2.3%):
Siemens AG, Registered Shares	59,019	9,651,355

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Information Technology (2.1%):
SAP SE	65,822	$8,899,892
		29,934,682
Hong Kong (3.3%):
Financials (1.9%):
AIA Group Ltd.	698,800	8,039,538

Real Estate (1.4%):
CK Asset Holdings Ltd.	978,500	5,645,906
		13,685,444
Italy (4.9%):
Energy (1.1%):
Snam SpA	811,768	4,490,024

Financials (1.0%):
Banca Generali SpA (b)(c)	94,678	4,137,402

Health Care (1.3%):
Recordati Industria Chimica e Farmaceutica SpA	96,348	5,583,562

Utilities (1.5%):
Enel SpA	816,635	6,267,031
		20,478,019
Japan (23.6%):
Communication Services (2.1%):
Capcom Co. Ltd.	155,400	4,318,546
Kakaku.com, Inc.	142,900	4,615,298
		8,933,844
Consumer Discretionary (4.4%):
Toyota Motor Corp.	732,000	13,044,085
ZOZO, Inc.	141,300	5,294,519
		18,338,604
Consumer Staples (1.2%):
Toyo Suisan Kaisha Ltd.	114,200	5,057,430

Financials (2.6%):
JAFCO Group Co. Ltd.	35,500	2,266,290
Mitsubishi UFJ Financial Group, Inc.	850,900	5,030,632
Tokio Marine Holdings, Inc.	70,900	3,801,107
		11,098,029
Health Care (3.5%):
Hoya Corp.	58,200	9,081,519
Shionogi & Co. Ltd.	82,100	5,618,809
		14,700,328
Industrials (4.9%):
en Japan, Inc.	89,600	3,237,161
Fuji Electric Co. Ltd.	157,500	7,168,132
Nippon Yusen KK	53,900	4,039,185
OKUMA Corp.	51,300	2,471,733
Sanwa Holdings Corp.	277,900	3,613,409
		20,529,620
Information Technology (3.2%):
Fujitsu Ltd.	38,800	7,012,518
Oracle Corp.	21,500	1,888,947
Ulvac, Inc.	76,000	4,328,226
		13,229,691
Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd.	89,400	3,268,115

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (0.9%):
Chubu Electric Power Co., Inc.	303,100	$3,582,742
		98,738,403
Netherlands (5.2%):
Communication Services (1.1%):
Koninklijke KPN NV	1,388,953	4,370,131

Financials (1.6%):
ING Groep NV	471,069	6,847,746

Industrials (1.3%):
Wolters Kluwer NV	51,288	5,435,637

Information Technology (1.2%):
ASM International NV	12,543	4,911,426
		21,564,940
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. (b)	133,586	2,937,242

Norway (1.6%):
Energy (0.5%):
Aker BP ASA	68,655	2,226,185

Financials (1.1%):
SpareBank 1 SMN	312,736	4,632,619
		6,858,804
Spain (2.5%):
Communication Services (1.3%):
Telefonica SA	1,131,951	5,311,072

Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA	788,528	5,204,085
		10,515,157
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB, Class B	149,875	7,620,510

Switzerland (12.9%):
Consumer Staples (4.6%):
Coca-Cola HBC AG	100,758	3,246,363
Nestle SA, Registered Shares	132,929	16,019,203
		19,265,566
Financials (2.3%):
Partners Group Holding AG	2,971	4,637,406
UBS Group AG	304,495	4,861,015
		9,498,421
Health Care (4.9%):
Novartis AG, Registered Shares	88,035	7,219,963
Roche Holding AG	36,811	13,437,072
		20,657,035
Industrials (1.1%):
Adecco Group AG	90,277	4,524,123
		53,945,145
United Kingdom (15.3%):
Communication Services (0.8%):
ITV PLC (c)	2,348,090	3,357,674

Consumer Discretionary (1.0%):
Next PLC	38,636	4,249,364

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS International Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (2.9%):
Diageo PLC	164,857	$7,980,371
Imperial Brands PLC	193,270	4,041,962
		12,022,333
Energy (2.5%):
BP PLC	1,015,639	4,625,403
Royal Dutch Shell PLC, Class A	263,863	5,867,227
		10,492,630
Financials (2.5%):
Close Brothers Group PLC	147,682	3,066,931
Intermediate Capital Group PLC	129,221	3,537,891
Legal & General Group PLC	1,037,644	3,897,943
		10,502,765
Health Care (0.6%):
CVS Group PLC (c)	79,014	2,565,820

Industrials (1.6%):
Ashtead Group PLC	85,050	6,428,267

Materials (3.4%):
Croda International PLC	53,434	6,121,411
Evraz PLC	244,456	1,939,226
Rio Tinto PLC	95,674	6,270,706
		14,331,343
		63,950,196
Total Common Stocks (Cost $344,893,998)		410,112,577

Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares MSCI EAFE ETF	26,764	2,087,859
Total Exchange-Traded Funds (Cost $2,059,755)		2,087,859

Collateral for Securities Loaned^ (1.1%)
United States (1.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (d)	84,393	84,393
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	2,501,141	2,501,141
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	42,116	42,116
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	335,822	335,822
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	1,509,921	1,509,921
Total Collateral for Securities Loaned (Cost $4,473,393)		4,473,393
Total Investments (Cost $351,427,146) — 99.5%		416,673,829
Other assets in excess of liabilities — 0.5%		2,147,607
NET ASSETS - 100.00%		$418,821,436

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $4,800,659 and amounted to 1.1% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on September 30, 2021.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Australia (2.6%):
Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd.	80,119	$2,663,925

Financials (0.7%):
Macquarie Group Ltd.	15,319	1,978,745

Health Care (1.0%):
CSL Ltd.	14,237	2,973,935
		7,616,605
Belgium (0.6%):
Information Technology (0.6%):
Melexis NV	16,000	1,698,185

Bermuda (0.6%):
Industrials (0.6%):
Triton International Ltd.	32,420	1,687,137

Canada (4.0%):
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc., Class B	47,156	1,804,469

Energy (0.5%):
Parex Resources, Inc.	87,558	1,592,969

Industrials (0.7%):
Canadian Pacific Railway Ltd.	30,942	2,020,857

Information Technology (1.3%):
Constellation Software, Inc.	2,312	3,788,255

Materials (0.9%):
Kirkland Lake Gold Ltd.	61,216	2,550,345
		11,756,895
China (3.1%):
Communication Services (1.2%):
Baidu, Inc., ADR (a)	7,362	1,131,907
Tencent Holdings Ltd.	40,200	2,399,967
		3,531,874
Consumer Discretionary (0.3%):
China Meidong Auto Holdings Ltd.	204,000	1,026,491

Consumer Staples (0.6%):
Foshan Haitan Flavouring & Food Co. Ltd., Class A	99,772	1,691,884

Financials (1.0%):
Industrial & Commercial Bank of China Ltd., Class H	5,062,000	2,806,079
		9,056,328
Denmark (0.8%):
Consumer Staples (0.8%):
Royal Unibrew A/S	19,613	2,359,494

France (3.0%):
Consumer Discretionary (0.7%):
La Francaise des Jeux SAEM (b)	41,045	2,110,143

Energy (0.4%):
Gaztransport Et Technigaz SA	18,061	1,348,863

Industrials (0.8%):
Safran SA	18,265	2,309,867

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Materials (1.1%):
Arkema SA	24,580	$3,240,864
		9,009,737
Germany (0.8%):
Consumer Discretionary (0.8%):
Volkswagen AG, Preference Shares	10,700	2,384,745

Indonesia (1.1%):
Communication Services (1.1%):
PT Telkom Indonesia Persero Tbk	12,208,600	3,126,751

Ireland (1.2%):
Industrials (1.2%):
Eaton Corp. PLC	24,282	3,625,545

Italy (2.5%):
Energy (0.7%):
Snam SpA	375,552	2,077,240

Financials (0.3%):
Banca Generali SpA (a)	22,714	992,596

Health Care (0.8%):
Recordati Industria Chimica e Farmaceutica SpA	38,406	2,225,706

Utilities (0.7%):
Enel SpA	266,038	2,041,632
		7,337,174
Japan (6.6%):
Communication Services (1.5%):
Capcom Co. Ltd.	68,900	1,914,722
Kakaku.com, Inc.	78,100	2,522,427
		4,437,149
Consumer Discretionary (1.0%):
ZOZO, Inc.	76,100	2,851,471

Consumer Staples (0.4%):
Toyo Suisan Kaisha Ltd.	29,500	1,306,429

Financials (1.1%):
JAFCO Group Co. Ltd.	17,900	1,142,720
Mitsubishi UFJ Financial Group, Inc.	352,900	2,086,391
		3,229,111
Health Care (0.8%):
Hoya Corp.	16,100	2,512,242

Industrials (1.2%):
Fuji Electric Co. Ltd.	19,600	892,034
Nippon Yusen KK	34,400	2,577,884
		3,469,918
Information Technology (0.6%):
Ulvac, Inc.	29,000	1,651,560
		19,457,880
Korea, Republic Of (1.4%):
Information Technology (1.4%):
Samsung Electronics Co. Ltd.	65,698	4,076,364

Netherlands (0.9%):
Information Technology (0.9%):
ASM International NV	6,829	2,674,012

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd.	89,904	$1,976,778

Norway (1.1%):
Energy (0.7%):
Aker BP ASA	63,302	2,052,610

Financials (0.4%):
SpareBank 1 SMN	80,093	1,186,433
		3,239,043
Singapore (0.5%):
Financials (0.5%):
Singapore Exchange Ltd.	203,700	1,491,591

South Africa (0.7%):
Consumer Discretionary (0.7%):
Mr Price Group Ltd.	158,581	2,128,746

Spain (0.8%):
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA	366,420	2,418,279

Sweden (0.8%):
Industrials (0.8%):
Atlas Copco AB, Class B	47,208	2,400,327

Switzerland (2.5%):
Financials (0.6%):
Partners Group Holding AG	1,234	1,926,139

Health Care (1.3%):
Roche Holding AG	10,555	3,852,878

Industrials (0.6%):
Adecco Group AG	32,573	1,632,357
		7,411,374
Taiwan (2.4%):
Financials (1.4%):
Cathay Financial Holding Co. Ltd.	2,031,000	4,187,859

Information Technology (1.0%):
Lite-On Technology Corp.	1,296,000	2,888,700
		7,076,559
United Kingdom (5.4%):
Communication Services (0.3%):
ITV PLC (a)	724,848	1,036,504

Consumer Discretionary (0.5%):
Next PLC	13,829	1,520,977

Consumer Staples (0.6%):
Imperial Brands PLC	87,183	1,823,306

Financials (1.0%):
Close Brothers Group PLC	80,009	1,661,557
Intermediate Capital Group PLC	42,567	1,165,425
		2,826,982
Industrials (0.8%):
Ashtead Group PLC	30,023	2,269,205

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Materials (2.2%):
Croda International PLC	24,519	$2,808,902
Evraz PLC	133,135	1,056,136
Rio Tinto PLC	40,149	2,631,463
		6,496,501
		15,973,475
United States (53.2%):
Communication Services (4.9%):
Alphabet, Inc., Class C (a)	2,977	7,934,628
Facebook, Inc., Class A (a)	19,553	6,636,092
		14,570,720
Consumer Discretionary (7.0%):
Amazon.com, Inc. (a)	2,291	7,526,027
McDonald's Corp.	22,791	5,495,138
PulteGroup, Inc.	59,714	2,742,067
Ross Stores, Inc.	31,365	3,414,080
Tesla, Inc. (a)	1,855	1,438,515
		20,615,827
Consumer Staples (4.1%):
Colgate-Palmolive Co.	45,046	3,404,577
PepsiCo, Inc.	30,222	4,545,691
The Estee Lauder Cos., Inc.	13,328	3,997,467
		11,947,735
Energy (1.4%):
Cactus, Inc., Class A	37,271	1,405,862
ConocoPhillips	40,135	2,719,949
		4,125,811
Financials (7.3%):
Bank of America Corp.	99,800	4,236,510
JPMorgan Chase & Co.	29,805	4,878,781
LPL Financial Holdings, Inc.	17,167	2,691,099
S&P Global, Inc. (c)	11,524	4,896,432
The PNC Financial Services Group, Inc.	11,849	2,318,138
The Progressive Corp.	28,540	2,579,731
		21,600,691
Health Care (7.2%):
Amedisys, Inc. (a)	6,348	946,487
Amgen, Inc.	14,296	3,040,044
CVS Health Corp.	45,448	3,856,717
Eli Lilly & Co.	16,850	3,893,193
IDEXX Laboratories, Inc. (a)	6,939	4,315,364
Johnson & Johnson	31,770	5,130,855
		21,182,660
Industrials (1.3%):
Honeywell International, Inc.	18,079	3,837,810

Information Technology (17.7%):
Apple, Inc.	99,628	14,097,362
Cisco Systems, Inc.	90,552	4,928,745
Fortinet, Inc. (a)	14,740	4,304,670
Mastercard, Inc., Class A	13,952	4,850,831
Microsoft Corp.	46,419	13,086,445
NVIDIA Corp.	28,464	5,896,602
Texas Instruments, Inc.	25,761	4,951,522
		52,116,177
Real Estate (1.4%):
Prologis, Inc.	32,674	4,098,300

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Global Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (0.9%):
MGE Energy, Inc. (c)	35,986	$2,644,971
		156,740,702
Total Common Stocks (Cost $221,181,203)		286,723,726

Exchange-Traded Funds (0.8%)
United States (0.8%):
iShares MSCI ACWI ETF (c)	23,101	2,308,252
Total Exchange-Traded Funds (Cost $2,286,154)		2,308,252

Collateral for Securities Loaned^ (0.2%)
United States (0.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (d)	12,339	12,339
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	365,676	365,676
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	6,158	6,158
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	49,098	49,098
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	220,756	220,756
Total Collateral for Securities Loaned (Cost $654,027)		654,027
Total Investments (Cost $224,121,384) — 98.3%		289,686,005
Other assets in excess of liabilities — 1.7%		5,074,167
NET ASSETS - 100.00%		$294,760,172

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $2,110,143 and amounted to 0.7% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Brazil (3.9%):
Consumer Discretionary (1.3%):
Lojas Quero Quero SA	530,500	$1,583,248
Petrobras Distribuidora SA	1,222,400	5,273,591
		6,856,839
Consumer Staples (1.1%):
Sendas Distribuidora SA	877,209	3,067,468
SLC Agricola SA	284,600	2,383,471
		5,450,939
Industrials (0.8%):
Randon SA Implementos e Participacoes, Preference Shares	941,100	2,036,063
SIMPAR SA	754,464	1,894,162
		3,930,225
Materials (0.7%):
Dexco SA (a)	666,800	2,078,201
Vale SA	120,600	1,688,652
		3,766,853
		20,004,856
Canada (0.7%):
Energy (0.7%):
Parex Resources, Inc.	204,136	3,713,908

Chile (0.6%):
Financials (0.6%):
Banco de Chile	35,073,125	3,239,730
Banco de Credito e Inversiones SA	1	37
		3,239,767
China (28.0%):
Communication Services (6.3%):
Baidu, Inc., ADR (a)	29,334	4,510,103
NetEase, Inc., ADR	64,371	5,497,283
Tencent Holdings Ltd.	379,215	22,639,392
		32,646,778
Consumer Discretionary (6.5%):
Alibaba Group Holding Ltd., ADR (a)	100,273	14,845,418
Fuyao Glass Industry Group Co. Ltd., Class H (b)	506,800	2,695,735
JD.com, Inc., ADR (a)	89,596	6,472,415
Jiumaojiu International Holdings Ltd. (b)(c)	1,080,000	3,252,983
Meituan, Class B (a)(b)	127,300	4,063,731
Topsports International Holdings Ltd. (b)	1,932,000	2,194,246
		33,524,528
Consumer Staples (0.8%):
By-health Co. Ltd., Class A	471,800	2,062,673
China Feihe Ltd. (b)	1,356,000	2,285,651
		4,348,324
Energy (0.5%):
China Oilfield Services Ltd., Class H	2,958,000	2,799,439

Financials (2.6%):
China Merchants Bank Co. Ltd., Class H	1,050,000	8,356,323
Postal Savings Bank of China Co. Ltd., Class H (b)	7,284,000	5,007,584
		13,363,907
Health Care (2.8%):
Hygeia Healthcare Holdings Co. Ltd. (b)(c)	326,800	2,417,696
Pharmaron Beijing Co. Ltd., Class H (b)	133,900	3,194,412

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	53,200	$3,175,852
Wuxi Biologics Cayman, Inc. (a)(b)	352,905	5,724,407
		14,512,367
Industrials (2.4%):
Airtac International Group	98,000	3,049,249
China Railway Group Ltd., Class H	7,283,000	3,614,787
Luxshare Precision Industry Co. Ltd., Class A	388,600	2,132,067
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,731,400	3,325,145
		12,121,248
Information Technology (2.7%):
Chinasoft International Ltd.	2,944,000	5,199,636
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,510,850	2,611,048
Xiaomi Corp., Class B (a)(b)	1,314,600	3,610,634
Yonyou Network Technology Co. Ltd., Class A	474,000	2,427,243
		13,848,561
Materials (2.1%):
China Hongqiao Group Ltd.	2,966,000	3,764,220
China Molybdenum Co. Ltd., Class H	4,617,000	2,850,513
Wanhua Chemical Group Co. Ltd., Class A	273,000	4,463,417
		11,078,150
Real Estate (0.4%):
Shimao Services Holdings Ltd. (b)	923,787	1,910,015

Utilities (0.9%):
China Longyuan Power Group Corp. Ltd., Class H	1,941,000	4,762,996
		144,916,313
Greece (1.0%):
Financials (0.5%):
National Bank of Greece SA (a)	917,958	2,555,730

Industrials (0.5%):
Mytilineos SA	159,604	2,592,626
		5,148,356
Hong Kong (3.3%):
Consumer Discretionary (1.3%):
Bosideng International Holdings Ltd.	4,770,000	3,373,844
JS Global Lifestyle Co. Ltd. (b)	1,407,000	3,255,406
		6,629,250
Financials (0.8%):
BOC Hong Kong Holdings Ltd.	1,331,500	4,012,498

Industrials (0.7%):
Pacific Basin Shipping Ltd.	7,576,000	3,506,572

Information Technology (0.5%):
ASM Pacific Technology Ltd.	247,300	2,699,687
		16,848,007
India (10.7%):
Consumer Discretionary (0.8%):
Balkrishna Industries Ltd.	125,349	4,260,919

Energy (1.0%):
Hindustan Petroleum Corp. Ltd.	1,306,587	5,267,471

Financials (2.0%):
Cholamandalam Investment & Finance Co. Ltd.	491,534	3,710,914
Federal Bank Ltd.	2,796,834	3,157,509
UTI Asset Management Co. Ltd.	230,079	3,299,239
		10,167,662

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Health Care (2.3%):
Apollo Hospitals Enterprise Ltd.	59,087	$3,556,174
Divi's Laboratories Ltd.	66,012	4,262,388
Dr Reddy's Laboratories Ltd.	60,033	3,938,454
		11,757,016
Information Technology (2.3%):
Infosys Ltd., ADR	549,184	12,219,344

Materials (2.3%):
Dalmia Bharat Ltd.	140,495	3,964,087
NMDC Ltd.	1,860,228	3,559,584
Tata Steel Ltd.	250,282	4,307,444
		11,831,115
		55,503,527
Korea, Republic Of (15.5%):
Communication Services (1.8%):
LG Uplus Corp.	343,384	4,320,232
NAVER Corp.	15,858	5,149,747
		9,469,979
Consumer Discretionary (0.7%):
Hanon Systems	273,996	3,591,649

Financials (3.4%):
DB Insurance Co. Ltd.	68,718	3,679,773
Hana Financial Group, Inc.	128,564	5,001,743
Samsung Securities Co. Ltd.	85,695	3,426,070
Woori Financial Group, Inc.	529,829	5,175,588
		17,283,174
Health Care (1.3%):
Hugel, Inc. (a)	14,019	2,029,197
InBody Co. Ltd.	65,841	1,406,353
Samsung Biologics Co. Ltd. (a)(b)	4,472	3,284,295
		6,719,845
Industrials (3.0%):
CJ Corp.	31,998	2,647,023
Hanwha Aerospace Co. Ltd.	93,708	3,929,754
Hyundai Engineering & Construction Co. Ltd.	67,564	2,893,236
LG Corp.	33,703	2,625,997
Samsung Engineering Co. Ltd. (a)	169,187	3,603,827
		15,699,837
Information Technology (4.6%):
Samsung Electronics Co. Ltd.	387,173	23,824,177
		23,824,177
Materials (0.7%):
PI Advanced Materials Co. Ltd.	73,838	3,436,816
		80,025,477
Luxembourg (0.9%):
Materials (0.9%):
Ternium SA, ADR	114,237	4,832,225

Malaysia (1.3%):
Consumer Discretionary (0.7%):
MR DIY Group M Bhd (b)	3,680,200	3,417,931

Financials (0.6%):
Public Bank Bhd	3,465,200	3,365,219
		6,783,150

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Mexico (3.5%):
Consumer Discretionary (0.6%):
Alsea SAB de CV (a)	1,389,303	$2,801,172
Betterware de Mexico SAB de CV	11,009	391,480
		3,192,652
Financials (0.9%):
Grupo Financiero Banorte SAB de CV, Class O	711,784	4,572,340

Industrials (0.6%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	154,463	3,368,838

Materials (0.9%):
Cemex SAB de CV, ADR (a)	641,654	4,600,659

Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	1,452,117	2,547,154
		18,281,643
Russian Federation (4.7%):
Consumer Staples (0.6%):
Magnit PJSC	38,832	3,242,584

Energy (2.4%):
Gazprom PJSC	1,511,910	7,535,781
Rosneft Oil Co. PJSC, GDR	552,557	4,627,856
		12,163,637
Financials (1.7%):
Sberbank of Russia PJSC, ADR	466,342	8,700,563
		8,700,563
		24,106,784
Saudi Arabia (1.7%):
Consumer Discretionary (0.6%):
Leejam Sports Co. JSC	108,097	3,018,580

Financials (1.1%):
The Saudi National Bank	338,769	5,548,564
		8,567,144
Singapore (0.7%):
Communication Services (0.7%):
Sea Ltd., ADR (a)	10,898	3,473,519

South Africa (4.3%):
Communication Services (1.5%):
MTN Group (a)	810,039	7,612,937

Consumer Discretionary (0.6%):
The Foschini Group Ltd.	331,235	3,012,198

Financials (1.6%):
Absa Group Ltd. (c)	372,031	3,766,893
Capitec Bank Holdings Ltd.	35,677	4,328,497
		8,095,390
Materials (0.6%):
Impala Platinum Holdings Ltd.	289,043	3,259,411
		21,979,936
Taiwan (11.7%):
Financials (1.0%):
Yuanta Financial Holding Co. Ltd.	5,601,760	4,942,838

Health Care (0.5%):
Pegavision Corp.	144,000	2,672,597

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Information Technology (9.5%):
ASE Technology Holding Co. Ltd.	687,000	$2,658,113
Hon Hai Precision Industry Co. Ltd.	1,115,000	4,162,237
MediaTek, Inc.	186,000	5,987,411
Taiwan Semiconductor Manufacturing Co. Ltd.	1,741,998	36,031,388
		48,839,149
Materials (0.7%):
Formosa Plastics Corp.	925,000	3,740,073
		60,194,657
Thailand (2.9%):
Energy (0.7%):
PTT PCL (c)	3,187,000	3,645,570

Financials (0.8%):
The Siam Commercial Bank PCL	1,194,200	4,275,836

Health Care (0.2%):
Mega Lifesciences PCL	732,700	1,076,920

Materials (0.6%):
Indorama Ventures PCL	2,412,300	3,142,332

Real Estate (0.6%):
AP Thailand PCL	11,406,300	2,739,999
		14,880,657
Turkey (2.0%):
Communication Services (0.5%):
Turk Telekomunikasyon A/S	3,147,949	2,657,672

Industrials (1.1%):
KOC Holding A/S	1,013,248	2,582,032
Turkiye Sise ve Cam Fabrikalari A/S	3,249,308	2,997,922
		5,579,954
Information Technology (0.4%):
Logo Yazilim Sanayi Ve Ticaret A/S	498,776	2,312,305
		10,549,931
United Kingdom (0.9%):
Materials (0.9%):
Anglo American PLC	134,479	4,712,610
Total Common Stocks (Cost $434,356,447)		507,762,467

Rights (0.0%)(d)
China (0.0%):(d)
Industrials (0.0%):
Airtac International, Expires 10/11/21 (a)(e)	4,551	25,648

Korea, Republic Of (0.0%):(d)
Industrials (0.0%):
Hyundai Engineering & Construction Co. Ltd., Expires 10/25/21 (a)	1,273	86,302
Total Rights (Cost $–)		111,950

Collateral for Securities Loaned^ (0.9%)
United States (0.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (f)	90,593	90,593

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (f)	2,684,882	$2,684,882
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (f)	45,210	45,210
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (f)	360,492	360,492
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (f)	1,620,844	1,620,844
Total Collateral for Securities Loaned (Cost $4,802,021)		4,802,021
Total Investments (Cost $439,158,468) — 99.2%		512,676,438
Other assets in excess of liabilities — 0.8%		3,984,609
NET ASSETS - 100.00%		$516,661,047

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $46,314,726 and amounted to 9.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.0% of net assets.
(f)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Biotechnology (12.4%):
Apellis Pharmaceuticals, Inc. (a)(b)	621,240	$20,476,070
Beam Therapeutics, Inc. (a)(b)	326,950	28,447,920
CytomX Therapeutics, Inc. (a)(b)	1,617,680	8,233,991
DermTech, Inc. (a)(b)	356,210	11,437,903
Editas Medicine, Inc. (a)(b)	525,400	21,583,432
Equillium, Inc. (a)(b)	1,561,680	10,650,658
Fate Therapeutics, Inc. (a)	428,720	25,410,234
Generation Bio Co. (a)(b)	617,410	15,478,469
Intellia Therapeutics, Inc. (a)	299,890	40,230,243
MacroGenics, Inc. (a)	915,380	19,168,057
Opthea Ltd., ADR (a)	777,420	6,227,134
ORIC Pharmaceuticals, Inc. (a)(b)	713,120	14,911,339
Replimune Group, Inc. (a)	408,090	12,095,788
Rubius Therapeutics, Inc. (a)(b)	879,200	15,720,096
Scholar Rock Holding Corp. (a)(b)	468,690	15,476,144
SpringWorks Therapeutics, Inc. (a)(b)	375,730	23,836,311
Twist Bioscience Corp. (a)(b)	203,340	21,751,280
		311,135,069
Communication Services (3.3%):
Bandwidth, Inc., Class A (a)(b)	497,230	44,889,924
Vonage Holdings Corp. (a)(b)	1,176,370	18,963,085
ZipRecruiter, Inc. (a)(b)	651,490	17,981,124
		81,834,133
Communications Equipment (1.1%):
Viavi Solutions, Inc. (a)	1,686,420	26,544,251

Consumer Discretionary (12.0%):
Acushnet Holdings Corp.	294,290	13,743,343
Bally's Corp. (a)(b)	318,830	15,986,136
Canada Goose Holdings, Inc. (a)(b)	568,530	20,279,465
Crocs, Inc. (a)	174,160	24,988,477
Fox Factory Holding Corp. (a)(b)	289,560	41,853,002
Meritage Homes Corp. (a)	260,930	25,310,210
Papa John's International, Inc.	191,080	24,265,249
Planet Fitness, Inc., Class A (a)	9,730	764,292
Porch Group, Inc. (a)(b)	1,094,120	19,344,042
Skyline Champion Corp. (a)	468,820	28,157,329
Steven Madden Ltd. (b)	720,100	28,919,216
Wingstop, Inc. (b)	213,640	35,022,005
YETI Holdings, Inc. (a)(b)	268,300	22,990,627
		301,623,393
Consumer Staples (6.2%):
BJ's Wholesale Club Holdings, Inc. (a)	524,830	28,823,664
Celsius Holdings, Inc. (a)(b)	268,220	24,163,940
elf Beauty, Inc. (a)	1,399,910	40,667,385
Freshpet, Inc. (a)(b)	347,390	49,569,079
Lancaster Colony Corp. (b)	78,920	13,322,485
		156,546,553
Financials (7.3%):
Focus Financial Partners, Inc., Class A (a)	646,680	33,866,632
Green Dot Corp., Class A (a)	329,735	16,595,562
Open Lending Corp., Class A (a)(b)	720,140	25,975,450
PRA Group, Inc. (a)	641,550	27,034,917
PROG Holdings, Inc. (b)	750,660	31,535,227

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Walker & Dunlop, Inc.	421,380	$47,826,630
		182,834,418
Health Care Equipment & Supplies (3.6%):
Axonics, Inc. (a)(b)	213,660	13,907,129
CONMED Corp. (b)	126,060	16,492,430
CryoPort, Inc. (a)(b)	544,830	36,236,643
Nevro Corp. (a)	194,760	22,666,169
		89,302,371
Health Care Providers & Services (3.7%):
HealthEquity, Inc. (a)	579,730	37,543,315
LHC Group, Inc. (a)(b)	172,940	27,136,015
Surgery Partners, Inc. (a)(b)	645,950	27,349,523
		92,028,853
Health Care Technology (4.1%):
Definitive Healthcare Corp. (a)(b)	2,880	123,350
Health Catalyst, Inc. (a)(b)	654,530	32,733,045
Inspire Medical Systems, Inc. (a)	165,920	38,639,450
Omnicell, Inc. (a)	209,090	31,035,229
		102,531,074
Industrials (13.4%):
Advanced Drainage Systems, Inc.	257,690	27,874,327
Arcosa, Inc.	607,470	30,476,770
Chart Industries, Inc. (a)	131,450	25,121,410
Driven Brands Holdings, Inc. (a)	626,800	18,108,252
ESCO Technologies, Inc.	44,470	3,424,190
Evoqua Water Technologies Corp. (a)	1,139,740	42,808,634
Herc Holdings, Inc.	17,790	2,907,953
John Bean Technologies Corp.	171,680	24,129,624
Kornit Digital Ltd. (a)	96,730	14,000,700
Saia, Inc. (a)	246,350	58,638,691
Simpson Manufacturing Co., Inc.	298,260	31,904,872
SiteOne Landscape Supply, Inc. (a)	145,120	28,947,087
SPX Flow, Inc.	173,520	12,684,312
The AZEK Co., Inc. (a)(b)	436,170	15,933,290
		336,960,112
IT Services (6.4%):
DigitalOcean Holdings, Inc. (a)(b)	710,510	55,156,891
Paya Holdings, Inc. (a)	1,693,750	18,411,063
Paymentus Holdings, Inc., Class A (a)(b)	561,350	13,831,664
Shift4 Payments, Inc., Class A (a)	157,170	12,183,818
Wix.com Ltd. (a)(b)	127,630	25,011,651
WNS Holdings Ltd., ADR (a)	430,237	35,193,387
		159,788,474
Life Sciences Tools & Services (1.3%):
NeoGenomics, Inc. (a)	169,080	8,156,419
NeoGenomics, Inc. PIPE (c)(d)	170,580	8,105,962
Quanterix Corp. (a)(b)	341,510	17,003,783
		33,266,164
Materials (2.0%):
Kronos Bio, Inc. (a)(b)	622,920	13,056,403
Summit Materials, Inc., Class A (a)	1,137,740	36,373,548
		49,429,951
Pharmaceuticals (1.1%):
Compass Pathways PLC, ADR (a)(b)	442,090	13,205,228

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
PMV Pharmaceuticals, Inc. (a)(b)	520,540	$15,512,092
		28,717,320
Real Estate (0.5%):
National Storage Affiliates Trust	258,750	13,659,413

Semiconductors & Semiconductor Equipment (9.6%):
Advanced Energy Industries, Inc. (b)	490,620	43,051,905
Lattice Semiconductor Corp. (a)	972,170	62,850,791
MACOM Technology Solutions Holdings, Inc. (a)	1,050,923	68,173,375
Silicon Laboratories, Inc. (a)	261,020	36,584,563
SiTime Corp. (a)	150,970	30,823,545
		241,484,179
Software (11.8%):
ACI Worldwide, Inc. (a)	1,008,600	30,994,278
Avaya Holdings Corp. (a)(b)	3,470,610	68,683,372
Everbridge, Inc. (a)(b)	248,660	37,557,606
Q2 Holdings, Inc. (a)	287,570	23,045,860
Smartsheet, Inc., Class A (a)	382,980	26,356,683
Telos Corp. (a)(b)	1,118,530	31,788,623
Varonis Systems, Inc. (a)	1,293,880	78,732,598
		297,159,020
Total Common Stocks (Cost $1,946,933,895)		2,504,844,748

Collateral for Securities Loaned^ (10.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (e)	5,005,918	5,005,918
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	148,359,627	148,359,627
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	2,498,200	2,498,200
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	19,919,875	19,919,875
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	89,563,643	89,563,643
Total Collateral for Securities Loaned (Cost $265,347,263)		265,347,263
Total Investments (Cost $2,212,281,158) — 110.4%		2,770,192,011
Liabilities in excess of other assets — (10.4)%		(261,523,776)
NET ASSETS - 100.00%		$2,508,668,235

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.3% of net assets.
(d)	Restricted security that is not registered under the Securities Act of 1933.
(e)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt

PIPE—Private Investment in Public Equity

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Biotechnology (5.1%):
Castle Biosciences, Inc. (a)	52,680	$3,503,220
Halozyme Therapeutics, Inc. (a)	126,030	5,126,901
Twist Bioscience Corp. (a)(b)	23,720	2,537,328
		11,167,449
Communication Services (2.2%):
Bandwidth, Inc., Class A (a)	26,790	2,418,601
IAC/InterActiveCorp. (a)	17,760	2,313,951
		4,732,552
Consumer Discretionary (13.9%):
Chegg, Inc. (a)	35,100	2,387,502
Churchill Downs, Inc.	19,100	4,585,528
Crocs, Inc. (a)	21,320	3,058,994
Marriott Vacations Worldwide Corp.	17,710	2,786,314
Planet Fitness, Inc., Class A (a)(b)	39,850	3,130,218
Pool Corp.	9,830	4,270,250
Tempur Sealy International, Inc. (b)	94,120	4,368,109
Wingstop, Inc. (b)	14,720	2,413,050
Wolverine World Wide, Inc.	1,530	45,655
YETI Holdings, Inc. (a)	39,260	3,364,189
		30,409,809
Consumer Staples (2.1%):
Freshpet, Inc. (a)	32,020	4,568,934

Electronic Equipment, Instruments & Components (0.6%):
Dolby Laboratories, Inc., Class A	14,090	1,239,920

Energy (0.8%):
Diamondback Energy, Inc.	19,830	1,877,306

Financials (6.2%):
Focus Financial Partners, Inc., Class A (a)	91,140	4,773,002
LPL Financial Holdings, Inc.	28,250	4,428,470
Western Alliance Bancorp	40,600	4,418,092
		13,619,564
Health Care Equipment & Supplies (6.6%):
CryoPort, Inc. (a)	33,770	2,246,043
Envista Holdings Corp. (a)	44,010	1,840,058
Tandem Diabetes Care, Inc. (a)	29,470	3,518,128
West Pharmaceutical Services, Inc.	16,476	6,994,721
		14,598,950
Health Care Providers & Services (3.4%):
Encompass Health Corp.	31,760	2,383,270
HealthEquity, Inc. (a)	46,450	3,008,102
LHC Group, Inc. (a)	13,060	2,049,245
		7,440,617
Health Care Technology (1.2%):
Omnicell, Inc. (a)	17,490	2,596,041

Industrials (16.7%):
Advanced Drainage Systems, Inc.	34,500	3,731,865
Axon Enterprise, Inc. (a)	10,880	1,904,218
Builders FirstSource, Inc. (a)	91,060	4,711,444
Chart Industries, Inc. (a)(b)	13,730	2,623,940

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Select Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Enphase Energy, Inc. (a)	19,240	$2,885,423
Evoqua Water Technologies Corp. (a)	108,420	4,072,255
Saia, Inc. (a)	16,380	3,898,931
SiteOne Landscape Supply, Inc. (a)	21,570	4,302,568
The Middleby Corp. (a)	36,700	6,257,717
Trex Co., Inc. (a)	22,530	2,296,483
		36,684,844
IT Services (2.0%):
Shift4 Payments, Inc., Class A (a)(b)	34,600	2,682,192
Wix.com Ltd. (a)(b)	9,300	1,822,521
		4,504,713
Life Sciences Tools & Services (5.7%):
Avantor, Inc. (a)	187,300	7,660,570
Charles River Laboratories International, Inc. (a)	11,840	4,886,013
		12,546,583
Pharmaceuticals (4.9%):
Horizon Therapeutics PLC (a)	62,320	6,826,533
Jazz Pharmaceuticals PLC (a)	29,820	3,882,862
		10,709,395
Semiconductors & Semiconductor Equipment (9.8%):
Entegris, Inc.	28,420	3,578,078
Lattice Semiconductor Corp. (a)	57,670	3,728,365
MACOM Technology Solutions Holdings, Inc. (a)	52,650	3,415,406
MKS Instruments, Inc.	24,780	3,739,550
Monolithic Power Systems, Inc.	6,085	2,949,278
SiTime Corp. (a)	19,930	4,069,108
		21,479,785
Software (17.2%):
ACI Worldwide, Inc. (a)	105,800	3,251,234
Avaya Holdings Corp. (a)	140,410	2,778,714
Dynatrace, Inc. (a)	122,710	8,708,729
Fair Isaac Corp. (a)	7,250	2,884,992
Five9, Inc. (a)	19,260	3,076,592
Paylocity Holding Corp. (a)	5,890	1,651,556
Q2 Holdings, Inc. (a)	35,430	2,839,360
RingCentral, Inc., Class A (a)	18,710	4,069,425
Varonis Systems, Inc. (a)(b)	74,570	4,537,585
Zendesk, Inc. (a)	33,760	3,929,326
		37,727,513
Total Common Stocks (Cost $159,262,350)		215,903,975

Collateral for Securities Loaned^ (3.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (c)	126,544	126,544
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	3,750,369	3,750,369
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	63,152	63,152
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	503,553	503,553

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Select Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	2,264,071	$2,264,071
Total Collateral for Securities Loaned (Cost $6,707,689)		6,707,689
Total Investments (Cost $165,970,039) — 101.5%		222,611,664
Liabilities in excess of other assets — (1.5)%		(3,235,309)
NET ASSETS - 100.00%		$219,376,355

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (6.1%):
IAC/InterActiveCorp. (a)(b)	26,400	$3,439,656
Match Group, Inc. (a)	58,044	9,112,328
Take-Two Interactive Software, Inc. (a)	30,320	4,671,402
Twitter, Inc. (a)	73,600	4,444,704
ZoomInfo Technologies, Inc., Class A (a)	88,520	5,416,539
		27,084,629
Communications Equipment (3.7%):
Arista Networks, Inc. (a)(b)	13,660	4,694,122
Palo Alto Networks, Inc. (a)	24,680	11,821,720
		16,515,842
Consumer Discretionary (17.9%):
Aptiv PLC (a)	31,300	4,662,761
Caesars Entertainment, Inc. (a)	48,790	5,478,141
Chewy, Inc., Class A (a)(b)	49,786	3,390,925
Chipotle Mexican Grill, Inc. (a)	5,390	9,796,433
Darden Restaurants, Inc.	24,610	3,727,677
Farfetch Ltd., Class A (a)(b)	86,330	3,235,648
Floor & Decor Holdings, Inc., Class A (a)	37,000	4,469,230
Lithia Motors, Inc., Class A	6,910	2,190,746
Lululemon Athletica, Inc. (a)	23,680	9,583,296
Marriott Vacations Worldwide Corp.	22,610	3,557,231
Meritage Homes Corp. (a)	27,330	2,651,010
O'Reilly Automotive, Inc. (a)	11,240	6,868,314
Pool Corp.	15,820	6,872,366
Roku, Inc. (a)	24,510	7,680,209
Tempur Sealy International, Inc.	108,580	5,039,198
		79,203,185
Consumer Staples (1.5%):
Freshpet, Inc. (a)	46,490	6,633,658

Electronic Equipment, Instruments & Components (2.9%):
Dolby Laboratories, Inc., Class A	24,240	2,133,120
Keysight Technologies, Inc. (a)	32,710	5,373,926
Trimble, Inc. (a)	67,060	5,515,685
		13,022,731
Energy (1.1%):
Diamondback Energy, Inc.	49,820	4,716,459

Financials (5.6%):
LPL Financial Holdings, Inc.	49,080	7,693,781
MSCI, Inc.	12,250	7,452,165
Tradeweb Markets, Inc., Class A	26,620	2,150,364
Western Alliance Bancorp (b)	67,910	7,389,966
		24,686,276
Health Care (18.8%):
Align Technology, Inc. (a)	9,350	6,221,770
AmerisourceBergen Corp.	46,190	5,517,395
Apellis Pharmaceuticals, Inc. (a)	60,830	2,004,957
Avantor, Inc. (a)	285,230	11,665,907
Charles River Laboratories International, Inc. (a)	21,340	8,806,378
DexCom, Inc. (a)	12,510	6,841,219
Horizon Therapeutics PLC (a)	52,640	5,766,186
Insulet Corp. (a)	18,490	5,255,413
Intellia Therapeutics, Inc. (a)	16,780	2,251,037

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Mid Cap Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Jazz Pharmaceuticals PLC (a)	33,870	$4,410,213
ResMed, Inc.	14,740	3,884,727
Veeva Systems, Inc., Class A (a)	24,430	7,039,993
West Pharmaceutical Services, Inc.	32,030	13,598,016
		83,263,211
Industrials (13.7%):
Advanced Drainage Systems, Inc.	30,590	3,308,920
Axon Enterprise, Inc. (a)	14,350	2,511,537
Builders FirstSource, Inc. (a)	113,580	5,876,629
Carrier Global Corp.	114,300	5,916,168
Chart Industries, Inc. (a)(b)	13,770	2,631,585
CoStar Group, Inc. (a)	77,300	6,652,438
Enphase Energy, Inc. (a)	24,380	3,656,269
Generac Holdings, Inc. (a)	16,010	6,542,807
IDEX Corp. (b)	17,730	3,669,223
Ritchie Bros. Auctioneers, Inc.	66,250	4,084,975
Teledyne Technologies, Inc. (a)	11,750	5,047,565
The Middleby Corp. (a)	46,920	8,000,329
Trex Co., Inc. (a)	28,590	2,914,179
		60,812,624
IT Services (4.4%):
Gartner, Inc. (a)	14,430	4,384,989
Square, Inc., Class A (a)	15,010	3,599,998
Twilio, Inc., Class A (a)	9,820	3,133,071
Wix.com Ltd. (a)(b)	42,870	8,401,234
		19,519,292
Semiconductors & Semiconductor Equipment (6.5%):
Entegris, Inc.	57,280	7,211,552
Lattice Semiconductor Corp. (a)	77,740	5,025,891
Marvell Technology, Inc.	78,640	4,742,778
Microchip Technology, Inc.	28,940	4,442,001
Monolithic Power Systems, Inc.	15,050	7,294,434
		28,716,656
Software (16.5%):
AppLovin Corp., Class A (a)	17,970	1,300,489
Bill.com Holdings, Inc. (a)(b)	15,430	4,119,038
Coupa Software, Inc. (a)	4,900	1,073,982
Crowdstrike Holdings, Inc., Class A (a)	20,230	4,972,129
DocuSign, Inc. (a)	30,430	7,833,595
Dropbox, Inc., Class A (a)	160,440	4,688,057
Dynatrace, Inc. (a)	118,010	8,375,170
Fair Isaac Corp. (a)	11,000	4,377,230
Freshworks, Inc., Class A (a)	113,870	4,861,110
Lightspeed Commerce, Inc. (a)(b)	31,460	3,033,688
RingCentral, Inc., Class A (a)	54,400	11,832,000
Synopsys, Inc. (a)	38,350	11,482,373
Zscaler, Inc. (a)	18,930	4,963,825
		72,912,686
Total Common Stocks (Cost $306,537,332)		437,087,249

Collateral for Securities Loaned^ (4.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (c)	394,354	394,354
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	11,687,411	11,687,411

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Mid Cap Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	196,802	$196,802
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	1,569,239	1,569,239
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	7,055,606	7,055,606
Total Collateral for Securities Loaned (Cost $20,903,412)		20,903,412
Total Investments (Cost $327,440,744) — 103.4%		457,990,661
Liabilities in excess of other assets — (3.4)%		(15,190,183)
NET ASSETS - 100.00%		$442,800,478

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (100.2%)
Communication Services (15.5%):
Activision Blizzard, Inc.	29,150	$2,255,919
Alphabet, Inc., Class C (a)	9,571	25,509,682
Facebook, Inc., Class A (a)	40,870	13,870,869
Netflix, Inc. (a)	5,860	3,576,592
Twitter, Inc. (a)	81,640	4,930,240
		50,143,302
Communications Equipment (2.2%):
Palo Alto Networks, Inc. (a)	14,720	7,050,880

Consumer Discretionary (19.0%):
Amazon.com, Inc. (a)	4,620	15,176,885
Aptiv PLC (a)	27,160	4,046,025
Caesars Entertainment, Inc. (a)	44,090	4,950,425
Chipotle Mexican Grill, Inc. (a)	2,460	4,471,099
Lululemon Athletica, Inc. (a)	10,900	4,411,230
O'Reilly Automotive, Inc. (a)(b)	6,500	3,971,890
Target Corp.	23,410	5,355,506
Tesla, Inc. (a)	16,530	12,818,685
The Home Depot, Inc.	19,505	6,402,711
		61,604,456
Consumer Staples (2.4%):
Constellation Brands, Inc., Class A	18,250	3,845,092
Freshpet, Inc. (a)	27,220	3,884,022
		7,729,114
Energy (0.5%):
Diamondback Energy, Inc.	17,820	1,687,019

Financials (0.7%):
LPL Financial Holdings, Inc.	14,450	2,265,182

Health Care (10.7%):
Align Technology, Inc. (a)	6,900	4,591,467
Avantor, Inc. (a)	85,500	3,496,950
Charles River Laboratories International, Inc. (a)	15,500	6,396,385
DexCom, Inc. (a)	5,330	2,914,764
Horizon Therapeutics PLC (a)	24,790	2,715,497
Jazz Pharmaceuticals PLC (a)	19,190	2,498,730
West Pharmaceutical Services, Inc.	15,930	6,762,922
Zoetis, Inc.	27,120	5,265,077
		34,641,792
Industrials (4.5%):
Carrier Global Corp. (b)	67,960	3,517,610
Generac Holdings, Inc. (a)	7,980	3,261,186
IDEX Corp.	13,000	2,690,350
IHS Markit Ltd.	21,910	2,555,144
United Parcel Service, Inc., Class B	14,200	2,585,820
		14,610,110
IT Services (10.6%):
Fiserv, Inc. (a)	30,720	3,333,120
Gartner, Inc. (a)	11,600	3,525,008
PayPal Holdings, Inc. (a)(b)	21,810	5,675,180
Square, Inc., Class A (a)	13,700	3,285,808
Twilio, Inc., Class A (a)	26,960	8,601,588

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Growth Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Visa, Inc., Class A	43,027	$9,584,264
		34,004,968
Real Estate (0.7%):
SBA Communications Corp.	6,770	2,237,959

Semiconductors & Semiconductor Equipment (8.0%):
Advanced Micro Devices, Inc. (a)	47,960	4,935,084
Lam Research Corp.	8,010	4,558,892
Marvell Technology, Inc.	59,180	3,569,146
NVIDIA Corp.	46,680	9,670,229
STMicroelectronics NV, NYS	73,480	3,205,932
		25,939,283
Software (17.4%):
Fair Isaac Corp. (a)	8,170	3,251,088
Microsoft Corp.	125,700	35,437,344
RingCentral, Inc., Class A (a)	21,500	4,676,250
ServiceNow, Inc. (a)	13,720	8,537,544
Synopsys, Inc. (a)	14,600	4,371,386
		56,273,612
Technology Hardware, Storage & Peripherals (8.0%):
Apple, Inc.	183,578	25,976,287

Total Common Stocks (Cost $179,716,728)		324,163,964

Collateral for Securities Loaned^ (0.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (c)	12,292	12,292
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	364,298	364,298
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	6,134	6,134
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	48,913	48,913
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	219,924	219,924
Total Collateral for Securities Loaned (Cost $651,561)		651,561
Total Investments (Cost $180,368,289) — 100.4%	324,815,525
Liabilities in excess of other assets — (0.4)%	(1,264,807)
NET ASSETS - 100.00%	$323,550,718

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

NYS—New York Registered Shares
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Biotechnology (22.2%):
Alpha Teknova, Inc. (a)(b)	59,780	$1,487,924
Apellis Pharmaceuticals, Inc. (a)	85,173	2,807,302
Beam Therapeutics, Inc. (a)(b)	29,950	2,605,950
Better Therapeutics PIPE (c) (f) (g) (h) (i)	276,000	2,682,720
Bicycle Therapeutics PLC, ADR (a)	64,929	2,700,397
Cabaletta Bio, Inc. (a)(b)	120,430	1,464,429
Caribou Biosciences, Inc. (a)(b)	61,010	1,456,309
Celcuity, Inc. (a)	62,050	1,116,900
Codiak Biosciences, Inc. (a)(b)	92,250	1,506,443
Crinetics Pharmaceuticals, Inc. (a)	134,128	2,823,394
Cullinan Oncology, Inc. (a)(b)	22,640	510,985
CytomX Therapeutics, Inc. (a)(d)	148,890	757,850
DermTech, Inc. (a)(b)	94,083	3,021,005
Editas Medicine, Inc. (a)(b)	56,230	2,309,928
Equillium, Inc. (a)(b)	223,930	1,527,203
Fate Therapeutics, Inc. (a)	48,810	2,892,969
Fusion Pharmaceuticals, Inc. (a)	138,510	1,096,999
Generation Bio Co. (a)(b)	59,400	1,489,158
Gracell Biotechnologies, Inc., ADR (a)	38,120	528,724
Halozyme Therapeutics, Inc. (a)	29,080	1,182,974
IGM Biosciences, Inc. (a)(b)	14,650	963,384
Ikena Oncology, Inc. (a)(b)	68,290	861,820
Impel Neuropharma, Inc. (a)(b)	61,460	748,583
Inhibrx, Inc. (a)	99,900	3,327,669
Intellia Therapeutics, Inc. (a)	31,990	4,291,458
Iovance Biotherapeutics, Inc. (a)	192,420	4,745,077
Kezar Life Sciences, Inc. (a)(b)	389,966	3,369,306
Kinnate Biopharma, Inc. (a)(b)	67,090	1,544,412
Lyell Immunopharma, Inc. (a)(b)	145,030	2,146,444
MacroGenics, Inc. (a)	110,970	2,323,712
Marker Therapeutics, Inc. (a)	659,700	1,114,893
Merus NV (a)(b)	30,210	664,620
Nuvalent, Inc., Class A (a)(b)	27,940	630,047
Omega Therapeutics, Inc. (a)(b)	88,510	1,668,414
Opthea Ltd., ADR (a)	96,734	774,839
ORIC Pharmaceuticals, Inc. (a)	87,540	1,830,461
Rain Therapeutics, Inc. (a)	81,580	1,220,437
Regulus Therapeutics, Inc. (a)(b)	1,768,489	1,221,319
Replimune Group, Inc. (a)	37,850	1,121,874
Rubius Therapeutics, Inc. (a)(b)	75,160	1,343,861
Scholar Rock Holding Corp. (a)(b)	52,140	1,721,663
Shattuck Labs, Inc. (a)(b)	98,280	2,002,946
SpringWorks Therapeutics, Inc. (a)	50,300	3,191,032
Stoke Therapeutics, Inc. (a)(b)	20,410	519,230
Surface Oncology, Inc. (a)(b)	230,040	1,741,403
Sutro Biopharma, Inc. (a)	64,450	1,217,460
Twist Bioscience Corp. (a)	13,700	1,465,489
VistaGen Therapeutics, Inc. (a)(b)	538,390	1,475,189
		85,216,605
Communication Services (7.2%):
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	63,860	1,460,478
Facebook, Inc., Class A (a)	20,370	6,913,374
IAC/InterActiveCorp. (a)	16,130	2,101,578
Match Group, Inc. (a)	39,336	6,175,359
Take-Two Interactive Software, Inc. (a)	22,170	3,415,732
Twitter, Inc. (a)	115,830	6,994,974

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Vimeo, Inc. (a)	26,187	$769,112
		27,830,607
Consumer Discretionary (6.4%):
Amazon.com, Inc. (a)	3,390	11,136,285
Arco Platform Ltd., Class A (a)(b)	49,010	1,063,517
Booking Holdings, Inc. (a)	1,780	4,225,489
Chegg, Inc. (a)	42,400	2,884,048
Farfetch Ltd., Class A (a)(b)	42,940	1,609,391
Roku, Inc. (a)	11,220	3,515,787
		24,434,517
Electronic Equipment, Instruments & Components (1.5%):
908 Devices, Inc. (a)	47,180	1,534,294
Dolby Laboratories, Inc., Class A	49,590	4,363,920
		5,898,214
Financials (1.4%):
DA32 Life Science Tech Acquisition Corp., Class A (a)(f)	255,530	2,511,860
Omega Alpha SPAC, Class A (a)	101,380	986,427
Panacea Acquisition Corp. II (a)(f)	202,190	1,971,353
		5,469,640
Health Care Equipment & Supplies (2.4%):
BioLife Solutions, Inc. (a)	47,960	2,029,667
Butterfly Network, Inc. (a)(b)	338,740	3,536,446
CryoPort, Inc. (a)(b)	56,253	3,741,387
		9,307,500
Health Care Providers & Services (0.4%):
Science 37, Inc. PIPE (c) (f) (g) (h) (i)	178,320	1,704,739

Health Care Technology (0.8%):
Veeva Systems, Inc., Class A (a)	10,400	2,996,968

IT Services (8.0%):
GoDaddy, Inc., Class A (a)	44,060	3,070,982
PayPal Holdings, Inc. (a)	15,500	4,033,255
Twilio, Inc., Class A (a)	32,220	10,279,791
Visa, Inc., Class A	20,720	4,615,380
Wix.com Ltd. (a)(b)	44,080	8,638,357
		30,637,765
Life Sciences Tools & Services (2.9%):
10X Genomics, Inc., Class A (a)	19,630	2,857,735
Absci Corp. (a)(b)	66,170	769,557
Berkeley Lights, Inc. (a)(b)	59,080	1,155,605
NeoGenomics, Inc. (a)	47,740	2,302,978
Quanterix Corp. (a)	48,330	2,406,351
Singular Genomics Systems, Inc. (a)	129,560	1,449,776
		10,942,002
Materials (0.3%):
Kronos Bio, Inc. (a)(b)	49,570	1,038,987

Pharmaceuticals (1.4%):
Angion Biomedica Corp. (a)(b)	54,380	531,293
Compass Pathways PLC, ADR (a)	49,500	1,478,565
Marinus Pharmaceuticals, Inc. (a)(b)	66,954	761,936
Nuvation Bio, Inc. (a)(b)	143,070	1,422,116
PMV Pharmaceuticals, Inc. (a)(b)	37,470	1,116,606
		5,310,516

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (22.5%):
Ambarella, Inc. (a)(b)	41,190	$6,414,931
Applied Materials, Inc.	40,190	5,173,659
Ichor Holdings Ltd. (a)	95,580	3,927,382
Impinj, Inc. (a)(b)	94,150	5,378,789
Lam Research Corp.	17,300	9,846,295
Lattice Semiconductor Corp. (a)	158,070	10,219,225
MACOM Technology Solutions Holdings, Inc. (a)	139,840	9,071,421
Marvell Technology, Inc.	97,770	5,896,509
MKS Instruments, Inc.	33,900	5,115,849
Monolithic Power Systems, Inc.	10,220	4,953,430
NVIDIA Corp.	41,160	8,526,705
SiTime Corp. (a)	33,410	6,821,320
STMicroelectronics NV, NYS (b)	117,440	5,123,907
		86,469,422
Software (22.2%):
Avaya Holdings Corp. (a)	169,350	3,351,437
Coupa Software, Inc. (a)	12,470	2,733,175
DocuSign, Inc. (a)	25,180	6,482,087
Domo, Inc., Class B (a)(b)	62,320	5,262,301
Dropbox, Inc., Class A (a)	142,440	4,162,097
Fair Isaac Corp. (a)	7,280	2,896,930
Microsoft Corp. (d)	76,400	21,538,688
Paycom Software, Inc. (a)	13,490	6,687,667
RingCentral, Inc., Class A (a)	63,500	13,811,250
ServiceNow, Inc. (a)(d)	12,300	7,653,921
Varonis Systems, Inc. (a)	128,800	7,837,480
Zendesk, Inc. (a)	26,320	3,063,385
		85,480,418
Total Common Stocks (Cost $221,810,815)		382,737,900

Warrants (0.0%)(e)
Health Care (0.0%):
Nuvation Bio, Inc.	48,570	122,882
Regulus Therapeutics, Inc. PIPE (f) (h)	1,326,367	—
		122,882
Total Warrants (Cost $165,796)		122,882

Collateral for Securities Loaned^ (12.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (j)	898,562	898,562
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (j)	26,630,537	26,630,537
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (j)	448,427	448,427
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (j)	3,575,615	3,575,615
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (j)	16,076,665	16,076,665
Total Collateral for Securities Loaned (Cost $47,629,806)		47,629,806
Total Investments (Cost $269,606,417) — 112.0%		430,490,588
Liabilities in excess of other assets — (12.0)%		(46,210,027)
NET ASSETS - 100.00%		$384,280,561

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	September 30, 2021
(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security or portion of security purchased on a forward settlement basis.
(d)	All or a portion of the security has been segregated as collateral for securities purchased on forward settlement basis.
(e)	Amount represents less than 0.05% of net assets.
(f)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 2.3% of net assets.
(g)	This security is held in connection with special purpose acquisition company transactions.
(h)	Restricted security that is not registered under the Securities Act of 1933.
(i)	The following table details the acquisition date and cost of the Fund’s restricted securities at September 30, 2021:

Security Name	Acquisition Date	Cost
Better Therapeutics	4/6/2021	$2,760,000
Science 37, Inc.	5/6/2021	1,783,200

(j)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PIPE—Private Investment in Public Equity
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Consumer Discretionary (1.5%):
Acushnet Holdings Corp.	22,790	$1,064,293

Consumer Staples (3.6%):
elf Beauty, Inc. (a)	91,230	2,650,232

Energy (5.3%):
Amyris, Inc. (a)(b)	133,020	1,826,365
Renewable Energy Group, Inc. (a)	41,240	2,070,248
		3,896,613
Financials (21.8%):
Green Dot Corp., Class A (a)	69,080	3,476,796
Open Lending Corp., Class A (a)(b)	62,240	2,244,997
PRA Group, Inc. (a)	66,820	2,815,795
PROG Holdings, Inc. (b)	99,490	4,179,575
Trupanion, Inc. (a)	31,370	2,436,508
Upstart Holdings, Inc. (a)	2,340	740,469
		15,894,140
Health Care (15.5%):
Apellis Pharmaceuticals, Inc. (a)	14,210	468,362
Butterfly Network, Inc. (a)(b)	76,160	795,110
CryoPort, Inc. (a)(b)	45,830	3,048,153
DermTech, Inc. (a)(b)	31,870	1,023,346
Editas Medicine, Inc. (a)	14,430	592,784
Fate Therapeutics, Inc. (a)	5,750	340,802
Inspire Medical Systems, Inc. (a)	2,300	535,624
MacroGenics, Inc. (a)	31,860	667,148
Quanterix Corp. (a)	19,550	973,395
Scholar Rock Holding Corp. (a)(b)	21,180	699,364
SpringWorks Therapeutics, Inc. (a)	17,090	1,084,190
Twist Bioscience Corp. (a)(b)	9,890	1,057,933
		11,286,211
Industrials (10.6%):
Chart Industries, Inc. (a)	7,510	1,435,236
Evoqua Water Technologies Corp. (a)	98,700	3,707,172
John Bean Technologies Corp.	11,950	1,679,572
Kornit Digital Ltd. (a)	6,540	946,600
		7,768,580
IT Services (11.6%):
Paya Holdings, Inc. (a)	229,460	2,494,230
Paymentus Holdings, Inc., Class A (a)	89,760	2,211,686
Payoneer Global, Inc. (a)	240,690	2,057,900
Repay Holdings Corp. (a)	75,424	1,737,015
		8,500,831

Semiconductors & Semiconductor Equipment (10.7%):
Lattice Semiconductor Corp. (a)	17,350	1,121,678
MACOM Technology Solutions Holdings, Inc. (a)	50,560	3,279,827
SiTime Corp. (a)	16,700	3,409,639
		7,811,144

Software (17.6%):
ACI Worldwide, Inc. (a)	98,680	3,032,436
Avaya Holdings Corp. (a)(b)	183,460	3,630,673
BTRS Holdings, Inc. (a)(b)	191,100	2,033,304

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Equity Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Q2 Holdings, Inc. (a)	32,900	$2,636,606
Varonis Systems, Inc. (a)	25,290	1,538,897
		12,871,916
Total Common Stocks (Cost $68,864,786)		71,743,960

Collateral for Securities Loaned^ (12.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (c)	173,112	173,112
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	5,130,505	5,130,505
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	86,392	86,392
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	688,860	688,860
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	3,097,249	3,097,249
Total Collateral for Securities Loaned (Cost $9,176,118)		9,176,118
Total Investments (Cost $78,040,904) — 110.8%		80,920,078
Liabilities in excess of other assets — (10.8)%		(7,897,418)
NET ASSETS - 100.00%		$73,022,660

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Banks (19.3%):
Ameris Bancorp	143,400	$7,439,592
Associated Bancorp	174,740	3,742,931
Banner Corp.	127,480	7,038,171
Columbia Banking System, Inc.	97,986	3,722,488
Eastern Bankshares, Inc.	452,250	9,180,675
First BanCorp/Puerto Rico	797,980	10,493,437
Pacific Premier Bancorp, Inc.	103,340	4,282,409
Pinnacle Financial Partners, Inc.	75,010	7,056,941
SouthState Corp.	52,870	3,947,803
Synovus Financial Corp.	86,350	3,789,901
Texas Capital Bancshares, Inc. (a)	59,500	3,571,190
UMB Financial Corp.	60,562	5,856,951
		70,122,489

Capital Markets (2.1%):
Federated Hermes, Inc.	237,290	7,711,925

Communication Services (3.0%):
Madison Square Garden Sports Corp. (a)	25,200	4,685,940
World Wrestling Entertainment, Inc., Class A (b)	108,300	6,092,958
		10,778,898
Consumer Discretionary (7.7%):
Carter's, Inc.	92,520	8,996,645
Dana, Inc.	240,340	5,345,161
Dine Brands Global, Inc. (a)(b)	42,730	3,470,103
Penske Automotive Group, Inc. (b)	13,641	1,372,285
Taylor Morrison Home Corp. (a)	201,610	5,197,506
Wolverine World Wide, Inc.	117,160	3,496,054
		27,877,754
Consumer Staples (3.7%):
Herbalife Nutrition Ltd. (a)	169,540	7,185,105
Hostess Brands, Inc. (a)(b)	370,701	6,439,076
		13,624,181
Energy (7.9%):
California Resources Corp. (a)	247,800	10,159,800
Comstock Resources, Inc. (a)	180,860	1,871,901
Magnolia Oil & Gas Corp., Class A	424,620	7,553,990
National Energy Services Reunited Corp. (a)(b)	167,740	2,100,105
PDC Energy, Inc.	148,660	7,044,997
		28,730,793
Health Care (2.7%):
The Ensign Group, Inc.	46,700	3,497,363
Tivity Health, Inc. (a)(b)	270,910	6,247,185
		9,744,548
Industrials (15.1%):
Altra Industrial Motion Corp.	60,360	3,340,926
American Woodmark Corp. (a)(b)	31,550	2,062,424
ArcBest Corp.	83,230	6,805,717
Atkore, Inc. (a)	62,980	5,474,222
Finning International, Inc.	146,940	3,625,928
GMS, Inc. (a)(b)	113,990	4,992,762
GrafTech International Ltd.	671,920	6,934,214
H&E Equipment Services, Inc.	91,820	3,187,072

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
McGrath RentCorp (b)	39,870	$2,868,647
Meritor, Inc. (a)	245,720	5,236,293
Primoris Services Corp.	197,170	4,828,693
SkyWest, Inc. (a)	113,030	5,576,900
		54,933,798
Information Technology (11.1%):
Cognyte Software Ltd. (a)	459,090	9,434,300
Euronet Worldwide, Inc. (a)	72,510	9,229,073
NCR Corp. (a)	235,350	9,122,166
Verint Systems, Inc. (a)	169,480	7,591,009
Verra Mobility Corp. (a)	322,960	4,867,007
		40,243,555
Insurance (6.0%):
Alleghany Corp. (a)	8,280	5,170,115
Globe Life, Inc.	62,060	5,525,202
James River Group Holdings Ltd.	141,870	5,352,755
Primerica, Inc.	37,963	5,832,255
		21,880,327

Materials (7.1%):
Constellium SE (a)	211,400	3,970,092
Graphic Packaging Holding Co.	556,150	10,589,096
Olin Corp.	142,290	6,865,493
Summit Materials, Inc., Class A (a)	143,757	4,595,911
		26,020,592
Real Estate (8.4%):
Four Corners Property Trust, Inc.	207,560	5,575,062
Jones Lang LaSalle, Inc. (a)	30,730	7,623,806
Kennedy-Wilson Holdings, Inc.	242,960	5,082,723
Spirit Realty Capital, Inc.	111,360	5,127,014
Sunstone Hotel Investors, Inc. (a)	604,180	7,213,909
		30,622,514
Thrifts & Mortgage Finance (0.5%):
PCSB Financial Corp.	96,940	1,787,574

Utilities (3.7%):
Black Hills Corp.	73,935	4,640,161
NorthWestern Corp.	79,200	4,538,160
South Jersey Industries, Inc. (b)	208,750	4,438,025
		13,616,346

Total Common Stocks (Cost $265,949,865)		357,695,294

Preferred Stocks (0.2%)
Health Care (0.2%):
WellDoc, Inc. Series B (c)(d)	1,587,483	587,369
Total Preferred Stocks (Cost $1,942,920)		587,369

Collateral for Securities Loaned^ (4.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (e)	295,417	295,417

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	8,755,223	$8,755,223
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	147,428	147,428
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	1,175,542	1,175,542
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	5,285,465	5,285,465
Total Collateral for Securities Loaned (Cost $15,659,075)		15,659,075
Total Investments (Cost $283,551,860) — 102.8%		373,941,738
Liabilities in excess of other assets — (2.8)%		(10,254,873)
NET ASSETS - 100.00%		$363,686,865

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued using significant unobservable inputs as of September 30, 2021.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees and has classified it as a Level 3 security. As of September 30, 2021, illiquid securities were 0.2% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2021.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (1.6%):
World Wrestling Entertainment, Inc., Class A (a)	92,090	$5,180,983

Consumer Discretionary (8.8%):
Adient PLC (b)	138,920	5,758,234
Carter's, Inc. (a)	76,520	7,440,805
Dollar Tree, Inc. (b)	49,310	4,719,953
LKQ Corp. (b)	116,890	5,881,905
Taylor Morrison Home Corp. (b)	183,130	4,721,091
		28,521,988
Consumer Staples (5.6%):
Herbalife Nutrition Ltd. (a)(b)	139,540	5,913,705
Hostess Brands, Inc. (a)(b)	322,750	5,606,168
Keurig Dr Pepper, Inc.	190,445	6,505,601
		18,025,474
Energy (5.7%):
Baker Hughes Co.	111,180	2,749,481
Chesapeake Energy Corp. (a)	94,730	5,834,421
Devon Energy Corp.	185,920	6,602,019
Magnolia Oil & Gas Corp., Class A	177,510	3,157,903
		18,343,824
Financials (18.8%):
Aflac, Inc.	94,240	4,912,731
Alleghany Corp. (b)	9,110	5,688,375
Cboe Global Markets, Inc.	76,470	9,471,574
Citizens Financial Group, Inc.	172,710	8,113,916
Federated Hermes, Inc.	179,500	5,833,750
First Horizon Corp.	319,210	5,199,931
Globe Life, Inc.	111,240	9,903,697
Hancock Whitney Corp.	94,110	4,434,463
KeyCorp	333,840	7,217,621
		60,776,058
Health Care (7.7%):
Humana, Inc.	20,380	7,930,877
Quest Diagnostics, Inc.	24,760	3,597,876
Sotera Health Co. (b)	382,210	9,994,791
Zimmer Biomet Holdings, Inc.	22,410	3,279,928
		24,803,472
Industrials (13.5%):
Crane Co.	33,360	3,162,862
Curtiss-Wright Corp.	39,180	4,943,732
Fluor Corp. (a)(b)	309,630	4,944,791
GrafTech International Ltd.	530,070	5,470,322
nVent Electric PLC	120,650	3,900,614
Regal Rexnord Corp.	22,750	3,420,235
Sensata Technologies Holding PLC (b)	84,950	4,648,464
TFI International, Inc.	46,020	4,702,324
The Timken Co.	42,550	2,783,621
Triton International Ltd.	62,530	3,254,061
United Rentals, Inc. (b)	6,920	2,428,436
		43,659,462
Information Technology (14.5%):
Cognyte Software Ltd. (b)	383,620	7,883,391

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Value Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Euronet Worldwide, Inc. (b)	71,793	$9,137,813
Fiserv, Inc. (b)	76,970	8,351,245
FleetCor Technologies, Inc. (b)	16,200	4,232,574
Leidos Holdings, Inc.	31,310	3,009,830
NCR Corp. (b)	193,210	7,488,820
Verint Systems, Inc. (b)	146,320	6,553,673
		46,657,346
Materials (9.9%):
Graphic Packaging Holding Co.	511,460	9,738,199
Olin Corp.	186,940	9,019,855
Sealed Air Corp.	165,780	9,083,086
Summit Materials, Inc., Class A (b)	124,660	3,985,380
		31,826,520
Real Estate (6.3%):
Americold Realty Trust	138,790	4,031,850
Healthcare Trust of America, Inc., Class A	114,930	3,408,824
Highwoods Properties, Inc.	73,170	3,209,236
Host Hotels & Resorts, Inc. (b)	170,420	2,782,959
MGM Growth Properties LLC, Series A	82,210	3,148,643
Spirit Realty Capital, Inc.	83,810	3,858,612
		20,440,124
Utilities (6.1%):
Evergy, Inc.	52,230	3,248,706
FirstEnergy Corp.	89,650	3,193,333
The AES Corp.	175,690	4,011,003
Vistra Corp.	538,690	9,211,599
		19,664,641
Total Common Stocks (Cost $260,948,593)		317,899,892

Collateral for Securities Loaned^ (5.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	331,488	331,488
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	9,824,249	9,824,249
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	165,429	165,429
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	1,319,077	1,319,077
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	5,930,829	5,930,829
Total Collateral for Securities Loaned (Cost $17,571,072)		17,571,072
Total Investments (Cost $278,519,665) — 103.9%		335,470,964
Liabilities in excess of other assets — (3.9)%		(12,565,753)
NET ASSETS - 100.00%		$322,905,211

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on September 30, 2021.

LLC—Limited Liability Company
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (97.6%)
Communication Services (5.2%):
Alphabet, Inc., Class A (a)	3,850	$10,293,052
Facebook, Inc., Class A (a)	46,790	15,880,058
		26,173,110
Consumer Discretionary (5.4%):
Dollar Tree, Inc. (a)	86,640	8,293,181
General Motors Co. (a)	136,480	7,193,861
Las Vegas Sands Corp. (a)	76,310	2,792,946
LKQ Corp. (a)	178,690	8,991,681
		27,271,669
Consumer Staples (7.7%):
Keurig Dr Pepper, Inc.	526,310	17,978,750
Lamb Weston Holdings, Inc.	96,280	5,908,703
Mondelez International, Inc., Class A	256,560	14,926,661
		38,814,114
Energy (5.8%):
Enterprise Products Partners LP	408,990	8,850,544
Hess Corp.	84,650	6,612,011
Pioneer Natural Resources Co.	44,080	7,339,761
Valero Energy Corp.	93,950	6,630,051
		29,432,367
Financials (24.9%):
Aflac, Inc.	186,890	9,742,576
Bank of America Corp.	208,700	8,859,315
Cboe Global Markets, Inc.	144,670	17,918,826
Citigroup, Inc.	115,200	8,084,736
Comerica, Inc.	246,530	19,845,665
Discover Financial Services	81,600	10,024,560
JPMorgan Chase & Co.	66,920	10,954,135
KeyCorp	545,630	11,796,520
RenaissanceRe Holdings Ltd.	38,390	5,351,566
U.S. Bancorp	271,170	16,118,345
Voya Financial, Inc.	104,500	6,415,255
		125,111,499
Health Care (15.6%):
AbbVie, Inc.	82,850	8,937,030
Cigna Corp.	61,430	12,295,829
Humana, Inc.	41,910	16,309,276
Johnson & Johnson	45,000	7,267,500
Medtronic PLC	136,530	17,114,036
Quest Diagnostics, Inc.	53,570	7,784,257
UnitedHealth Group, Inc.	22,525	8,801,418
		78,509,346
Industrials (10.2%):
3M Co.	27,080	4,750,374
Eaton Corp. PLC	45,920	6,856,315
Johnson Controls International PLC	105,190	7,161,335
L3Harris Technologies, Inc.	23,790	5,239,510
Parker-Hannifin Corp.	22,480	6,285,857
Raytheon Technologies Corp.	73,872	6,350,037
Sensata Technologies Holding PLC (a)	132,580	7,254,778
Union Pacific Corp.	37,130	7,277,851
		51,176,057

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Information Technology (9.1%):
Euronet Worldwide, Inc. (a)	94,550	$12,034,324
Fidelity National Information Services, Inc.	129,380	15,742,959
FleetCor Technologies, Inc. (a)	44,890	11,728,410
Leidos Holdings, Inc.	65,410	6,287,863
		45,793,556
Materials (4.8%):
Freeport-McMoRan, Inc.	158,190	5,145,921
Sealed Air Corp.	254,002	13,916,769
Vale SA, ADR	379,460	5,293,467
		24,356,157
Real Estate (2.6%):
Host Hotels & Resorts, Inc. (a)	789,330	12,889,759

Utilities (6.3%):
Exelon Corp.	252,760	12,218,419
FirstEnergy Corp.	156,420	5,571,680
Vistra Corp.	818,980	14,004,558
		31,794,657
Total Common Stocks (Cost $383,633,930)		491,322,291
Total Investments (Cost $383,633,930) — 97.6%		491,322,291
Other assets in excess of liabilities — 2.4%		12,094,823
NET ASSETS - 100.00%		$503,417,114

(a)	Non-income producing security.

ADR—American Depositary Receipt
LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (97.2%)
Banks (17.6%):
Citigroup, Inc.	12,800	$898,304
Citizens Financial Group, Inc.	24,780	1,164,164
Comerica, Inc.	17,040	1,371,720
First Horizon Corp.	52,920	862,067
KeyCorp	43,670	944,146
		5,240,401

Capital Markets (3.8%):
Cboe Global Markets, Inc.	9,170	1,135,796

Communication Services (4.0%):
Facebook, Inc., Class A (a)	3,470	1,177,683

Consumer Discretionary (6.1%):
Carter's, Inc.	10,300	1,001,572
LKQ Corp. (a)	16,110	810,655
		1,812,227
Consumer Staples (7.5%):
Herbalife Nutrition Ltd. (a)	18,650	790,387
Keurig Dr Pepper, Inc.	41,900	1,431,304
		2,221,691
Energy (3.7%):
PDC Energy, Inc.	23,030	1,091,392

Health Care (9.2%):
Cigna Corp.	4,460	892,714
Humana, Inc.	2,700	1,050,705
Sotera Health Co. (a)	30,780	804,897
		2,748,316
Industrials (8.6%):
Fluor Corp. (a)(b)	57,230	913,963
GrafTech International Ltd.	96,080	991,546
Meritor, Inc. (a)	30,890	658,266
		2,563,775
Information Technology (14.5%):
Cognyte Software Ltd. (a)	48,900	1,004,895
Euronet Worldwide, Inc. (a)	7,620	969,874
Fidelity National Information Services, Inc. (b)	7,330	891,914
NCR Corp. (a)	17,000	658,920
Verint Systems, Inc. (a)	17,660	790,991
		4,316,594
Insurance (3.6%):
Alleghany Corp. (a)	1,730	1,080,229

Materials (13.4%):
Graphic Packaging Holding Co.	68,510	1,304,430
Olin Corp.	32,750	1,580,188
Sealed Air Corp.	20,350	1,114,976
		3,999,594

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Investors Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (5.2%):
Vistra Corp.	89,920	$1,537,632
Total Common Stocks (Cost $25,186,723)		28,925,330

Collateral for Securities Loaned^ (5.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (c)	32,960	32,960
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (c)	976,826	976,826
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	16,449	16,449
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	131,156	131,156
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	589,703	589,703
Total Collateral for Securities Loaned (Cost $1,747,094)		1,747,094
Total Investments (Cost $26,933,817) — 103.1%		30,672,424
Liabilities in excess of other assets — (3.1)%		(934,546)
NET ASSETS - 100.00%		$29,737,878

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2021.

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Energy Transition Fund	September 30, 2021

(Unaudited)

Security Description	Shares	Value
Common Stocks (94.0%)
Chemicals (6.9%):
Linde PLC	30,947	$9,079,231
Sociedad Quimica y Minera de Chile SA, ADR	175,696	9,438,389
		18,517,620
Financials (2.4%):
Ipulse (a)	1,609	1,608,540
Ivanhoe (a)	4,021	4,021,350
Ivanhoe (a)	969,000	804,270
		6,434,160
Metals & Mining (28.3%):
Antofagasta PLC	214,425	3,851,817
First Quantum Minerals Ltd.	1,086,384	20,116,634
Lundin Mining Corp. (b)	544,910	3,919,875
Newmont Corp.	158,101	8,584,884
Rio Tinto PLC, ADR (b)	40,319	2,694,116
Turquoise Hill Resources Ltd. (b)(c)	2,535,580	37,425,161
		76,592,487
Oil, Gas & Consumable Fuels (53.3%):
Antero Resources Corp. (c)	1,355,848	25,503,501
ARC Resources Ltd.	1,303,458	12,217,346
Cameco Corp.	595,525	12,941,289
Cheniere Energy, Inc. (c)	89,928	8,783,268
Energy Vault SA (a)(d)	36,659	1,797,237
PDC Energy, Inc.	158,896	7,530,081
Peyto Exploration & Development Corp.	1,664,693	12,961,049
Range Resources Corp. (c)	1,179,843	26,699,847
Tourmaline Oil Corp.	355,458	12,420,259
Whitecap Resources, Inc.	4,266,261	23,615,358
		144,469,235
Utilities (3.1%):
NextEra Energy, Inc.	108,971	8,556,403
Total Common Stocks (Cost $152,698,947)		254,569,905

Collateral for Securities Loaned^ (4.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (e)	241,653	241,653
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	7,161,841	7,161,841
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	120,597	120,597
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	961,602	961,602
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	4,323,552	4,323,552
Total Collateral for Securities Loaned (Cost $12,809,245)		12,809,245
Total Investments (Cost $165,508,192) — 98.7%		267,379,150
Other assets in excess of liabilities — 1.3%		3,516,767
NET ASSETS - 100.00%		$270,895,917

^	Purchased with cash collateral from securities on loan.
(a)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 3.0% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security was fair valued using significant unobservable inputs as of September 30, 2021.
(e)	Rate disclosed is the daily yield on September 30, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	September 30, 2021

(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (3.1%)
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 11/15/23 @ 100	$125,000	$124,955
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 7/16/24 @ 100	105,000	104,745
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a)(b)	287,000	287,510
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (a)	142,000	142,545
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 4/15/25 @ 100 (a)	136,000	136,219
Total Asset-Backed Securities (Cost $794,919)		795,974

Collateralized Mortgage Obligations (1.0%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	130,000	133,684
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53, Callable 2/15/30 @ 100	117,000	122,844
Total Collateralized Mortgage Obligations (Cost $254,219)		256,528

Preferred Stocks (4.6%)
Financials (2.0%):
AMG Capital Trust II, 10/15/37, 5.15%	2,435	140,336
Bank of America Corp., Series L, 7.25% (c)	112	161,551
KKR & Co., Inc., Series C, 9/15/23, 6.00% (d)	990	78,220
Wells Fargo & Co., Series L, 7.50% (c)	95	140,790
		520,897
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (d)	17	27,580

Industrials (0.5%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (d)	1,201	126,393

Utilities (2.0%):
American Electric Power Co., Inc., 8/15/23, 6.13%	655	32,567
CenterPoint Energy, Inc., 9/15/29, 4.57%	455	30,003
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	1,180	114,613
DTE Energy Co., 11/1/22, 6.25%	1,765	88,709
NextEra Energy, Inc., 3/1/23, 5.28%	2,875	146,510
NiSource, Inc., 3/1/24, 7.75%	85	8,793
The Southern Co., Series 2019, 8/1/22, 6.75%	1,962	100,082
		521,277
Total Preferred Stocks (Cost $1,169,710)		1,196,147

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2021

(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (54.1%)
Communication Services (2.6%):
Alphabet, Inc., 2.05%, 8/15/50, Callable 2/15/50 @ 100	$50,000	$43,683
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (b)	46,000	52,067
1.65%, 2/1/28, Callable 12/1/27 @ 100	51,000	50,531
5.15%, 11/15/46, Callable 5/15/46 @ 100 (b)	126,000	159,760
CenturyLink, Inc., 6.75%, 12/1/23	50,000	54,872
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100	70,000	74,378
2.80%, 1/15/51, Callable 7/15/50 @ 100	56,000	52,926
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)	62,000	62,322
Verizon Communications, Inc.
3.38%, 2/15/25 (b)	38,000	41,047
3.55%, 3/22/51, Callable 9/22/50 @ 100 (b)	90,000	94,762
		686,348
Consumer Discretionary (8.7%):
Aptiv PLC, 5.40%, 3/15/49, Callable 9/15/48 @ 100	70,000	95,160
Booking Holdings, Inc., 0.75%, 5/1/25	120,000	176,118
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100 (b)	315,000	329,950
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	48,000	51,690
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100	87,000	92,079
2/15/26 (a)(d)	120,000	129,509
Ford Motor Co., 3/15/26 (a)	40,000	43,159
General Motors Co., 4.88%, 10/2/23 (b)	96,000	103,732
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30, Callable 1/15/25 @ 102.44	48,000	51,419
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	55,000	56,882
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	18,000	19,265
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	93,000	107,976
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	142,000	151,057
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	27,000	30,605
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	43,000	43,279
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	100,000	118,743
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (b)	126,000	129,034
3.00%, 5/15/30, Callable 11/15/29 @ 100	118,000	123,301
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100 (d)	100,000	115,988
Ross Stores, Inc.
3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	74,112
0.88%, 4/15/26, Callable 3/15/26 @ 100	53,000	52,044
Whirlpool Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100	80,000	80,068
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	73,000	73,607
		2,248,777
Consumer Staples (2.7%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (a)	156,000	155,911
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (b)	34,000	38,118
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	75,000	86,129
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	52,000	64,450
Hormel Foods Corp., 1.80%, 6/11/30, Callable 3/11/30 @ 100	160,000	157,478
Molson Coors Beverage Co., 4.20%, 7/15/46, Callable 1/15/46 @ 100	42,000	46,483
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	92,000	110,004
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	39,000	51,471
		710,044

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2021

(Unaudited)

Security Description	Principal Amount	Value
Energy (4.5%):
Chevron USA, Inc., 3.85%, 1/15/28, Callable 10/15/27 @ 100	$135,000	$152,464
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (b)	113,000	117,001
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100 (d)	65,000	85,972
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (b)	39,000	40,800
HollyFrontier Corp., 2.63%, 10/1/23	116,000	119,811
Marathon Oil Corp., 6.60%, 10/1/37	105,000	139,326
Phillips 66 Partners LP, 4.90%, 10/1/46, Callable 4/1/46 @ 100	90,000	107,085
Pioneer Natural Resources Co.
0.25%, 5/15/25	105,000	169,463
1.90%, 8/15/30, Callable 5/15/30 @ 100	109,000	104,240
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (b)	120,000	122,666
		1,158,828
Financials (12.1%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	198,829
4.75%, 1/15/49, Callable 7/15/48 @ 100	20,000	26,170
Alleghany Corp.
3.63%, 5/15/30, Callable 2/15/30 @ 100	55,000	60,355
3.25%, 8/15/51, Callable 2/15/51 @ 100	67,000	66,077
Ares Capital Corp., 4.63%, 3/1/24	135,000	149,420
Bank of America Corp.
4.20%, 8/26/24, MTN (b)	51,000	55,782
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	107,940
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (e)	230,000	224,876
Cincinnati Financial Corp., 6.13%, 11/1/34	100,000	136,242
Citigroup, Inc.
3.88%, 3/26/25	35,000	38,032
4.60%, 3/9/26 (b)	36,000	40,694
4.45%, 9/29/27 (b)	63,000	71,650
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (d)(e)	51,000	58,315
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	200,000	210,022
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	49,000	51,776
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	110,000	109,073
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100 (b)	170,000	182,053
5.60%, 7/15/41	52,000	72,153
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a)	100,000	107,723
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	75,000	72,560
Morgan Stanley
4.88%, 11/1/22 (b)	144,000	150,870
3.13%, 7/27/26, MTN (b)	280,000	301,356
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	42,000	45,501
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	89,000	88,002
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	40,000	46,057
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100	164,000	175,449
Wells Fargo & Co.
4.30%, 7/22/27, MTN (b)	180,000	204,282
4.90%, 11/17/45 (b)	80,000	100,714
		3,151,973

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2021

(Unaudited)

Security Description	Principal Amount	Value
Health Care (6.2%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100	$66,000	$71,119
4.45%, 5/14/46, Callable 11/14/45 @ 100	62,000	74,564
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	83,903
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100	65,000	67,737
2.75%, 10/15/42	27,000	141,983
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (b)	220,000	243,813
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	73,000	76,399
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	73,000	81,550
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (a)	114,000	113,964
Illumina, Inc., 8/15/23 (d)	110,000	128,635
Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	59,000	54,843
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	91,000	103,752
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	63,000	58,155
Universal Health Services, Inc.
1.65%, 9/1/26, Callable 8/1/26 @ 100 (a)	154,000	153,115
2.65%, 10/15/30, Callable 7/15/30 @ 100 (a)	44,000	44,304
Viatris, Inc.
2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	40,000	40,856
4.00%, 6/22/50, Callable 12/22/49 @ 100 (a)	75,000	79,717
		1,618,409
Industrials (6.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	105,000	102,096
Air Lease Corp.
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN	120,000	119,280
0.80%, 8/18/24, Callable 7/18/24 @ 100 (d)	58,000	57,605
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	85,000	89,499
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (b)	130,000	135,161
Fortive Corp., 0.88%, 2/15/22	170,000	170,379
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 (b)	195,000	217,829
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100	100,000	100,963
2.90%, 8/25/51, Callable 2/25/51 @ 100	50,000	48,410
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	60,000	63,049
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	65,000	72,367
6.25%, 12/1/37	60,000	84,158
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	57,000	57,374
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	56,000	68,089
Southwest Airlines Co., 1.25%, 5/1/25	115,000	171,917
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (b)	60,000	73,769
		1,631,945
Information Technology (5.1%):
Akamai Technologies, Inc., 0.13%, 5/1/25	50,000	60,698
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	53,000	68,967
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (b)	57,000	60,458
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	123,000	143,733
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (b)	153,000	166,935
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	125,000	137,349
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (b)	59,000	67,660
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100 (b)	167,000	198,723

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2021

(Unaudited)

Security Description	Principal Amount	Value
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (a)	$38,000	$39,851
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	70,000	71,714
ServiceNow, Inc., 6/1/22	2,000	9,212
Square, Inc., 0.25%, 11/1/27 (a)(d)	20,000	23,692
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	51,000	63,304
Vishay Intertechnology, Inc., 2.25%, 6/15/25	40,000	41,199
Western Digital Corp., 1.50%, 2/1/24	170,000	171,477
		1,324,972
Materials (0.6%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (b)	100,000	104,557
Nucor Corp., 2.00%, 6/1/25, Callable 5/1/25 @ 100	37,000	38,077
		142,634
Real Estate (3.5%):
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100 (b)	285,000	293,521
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (a)	48,000	50,942
Kite Realty Group LP, 0.75%, 4/1/27 (a)	70,000	69,728
Physicians Realty LP, 3.95%, 1/15/28, Callable 10/15/27 @ 100	60,000	65,857
Piedmont Operating Partnership LP, 3.15%, 8/15/30, Callable 5/15/30 @ 100	58,000	59,697
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	49,000	59,679
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	155,000	163,995
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	65,000	72,736
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	80,000	80,365
		916,520
Utilities (1.8%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	100,000	95,464
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	110,000	154,415
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	136,365
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	65,000	74,797
		461,041
Total Corporate Bonds (Cost $13,458,650)		14,051,491
Residential Mortgage-Backed Securities (0.2%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.41% (LIBOR01M+132bps), 10/25/32, Callable 10/25/21 @ 100 (e)	55,159	55,254
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 10/25/21 @ 100 (b)	3,690	2,625
Total Residential Mortgage-Backed Securities (Cost $57,787)		57,879
Yankee Dollars (9.5%)
Communication Services (0.5%):
Vodafone Group PLC, 5.25%, 5/30/48	89,000	115,315

Consumer Staples (3.5%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (a)	275,000	295,959
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)(b)	400,000	412,596

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2021

(Unaudited)

Security Description	Principal Amount	Value
Suntory Holdings Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100 (a)	$200,000	$207,056
		915,611
Energy (0.7%):
Ecopetrol SA, 5.88%, 9/18/23 (b)	133,000	143,173
Statoil ASA, 3.95%, 5/15/43	20,000	23,067
		166,240
Financials (2.1%):
Barclays Bank PLC
2/4/25 (b)(d)	45,000	65,924
2/18/25	30,000	33,290
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (a)	95,000	125,364
4.20%, 5/13/50, Callable 11/13/49 @ 100 (a)	25,000	28,508
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (a)	200,000	212,888
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	85,000	86,554
		552,528
Industrials (0.9%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	150,000	174,080
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	62,863
		236,943
Materials (1.6%):
Anglo American Capital PLC, 2.88%, 3/17/31, Callable 12/17/30 @ 100 (a)	200,000	201,022
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	50,000	66,880
Teck Resources Ltd., 3.90%, 7/15/30, Callable 4/15/30 @ 100	75,000	81,457
Vale Overseas Ltd., 6.25%, 8/10/26	63,000	74,692
		424,051
Utilities (0.2%):
Iberdrola International BV, 6.75%, 9/15/33	35,000	48,060
Total Yankee Dollars (Cost $2,354,231)		2,458,748

U.S. Government Mortgage-Backed Agencies (19.0%)
Federal Home Loan Bank
Series 000F, 1.00%, 9/30/26	265,000	264,502
Series 2, 1.10%, 9/30/26	260,000	259,964
		524,466
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (b)	7,330	7,480
Series 4395, Class PA, 2.50%, 4/15/37 (b)	91,375	94,999
5.50%, 6/1/38	29,245	33,726
7.00%, 9/1/38 (b)	5,562	6,619
Series 4320, Class AP, 3.50%, 7/15/39 - 10/15/40 (b)	131,557	137,006
4.50%, 1/1/41 - 7/1/44 (b)	334,707	372,796
Series 4444, Class CH, 3.00%, 1/15/41 (b)	32,433	32,858
2.50%, 7/1/50	111,519	114,978
2.00%, 3/1/51 (b)	277,463	278,479
		1,078,941
Federal National Mortgage Association
5.50%, 4/1/22 - 1/1/38 (b)	119,528	136,864
7.00%, 8/1/23 - 12/1/27	59	61

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond Fund	September 30, 2021

(Unaudited)

Security Description	Shares or Principal Amount	Value
7.50%, 12/1/29 (b)	$3,354	$3,918
8.00%, 6/1/30	1,714	2,041
8.00%, 9/1/30 (b)	9,103	10,640
7.50%, 2/1/31	9,647	11,020
7.00%, 2/1/32 - 6/1/32 (b)	14,096	16,864
5.00%, 12/1/34 - 3/1/40	55,133	62,730
Series 2005-19, Class PB, 5.50%, 3/25/35	107,534	122,467
2.16% (LIBOR12M+166bps), 12/1/36 (b)(e)	25,455	26,190
6.00%, 2/1/37 (b)	52,371	61,069
4.50%, 12/1/38 - 5/25/40 (b)	218,530	233,109
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (b)	149,790	153,772
3.50%, 8/1/39 - 12/25/50 (b)	613,052	645,802
3.00%, 6/1/40 - 8/1/46 (b)	527,652	557,813
4.00%, 11/1/43 - 10/1/48 (b)	563,729	622,329
3.50%, 7/1/46	34,249	37,458
3.00%, 9/1/46 - 5/1/48	258,370	276,464
4.00%, 6/1/49	13,275	14,211
2.00%, 3/1/51 (b)	322,013	324,059
		3,318,881
Government National Mortgage Association
6.00%, 12/15/33 (b)	12,294	14,256
Total U.S. Government Mortgage-Backed Agencies (Cost $4,820,605)		4,936,544

U.S. Treasury Obligations (6.0%)
U.S. Treasury Bonds
2.88%, 5/15/43 (b)	38,000	43,605
1.25%, 5/15/50 (b)	110,000	90,011
U.S. Treasury Notes
0.25%, 3/15/24 (b)	498,000	496,366
0.75%, 4/30/26	602,000	597,438
1.63%, 5/15/31	318,000	321,776
Total U.S. Treasury Obligations (Cost $1,552,647)		1,549,196

Collateral for Securities Loaned^ (3.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Shares, 0.04% (f)	15,788	15,788
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (f)	467,905	467,905
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (f)	7,879	7,879
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (f)	62,824	62,824
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (f)	282,471	282,471
Total Collateral for Securities Loaned (Cost $836,867)		836,867
Total Investments (Cost $25,299,635) — 100.7%		26,139,374
Liabilities in excess of other assets — (0.7)%		(183,006)
NET ASSETS - 100.00%		$25,956,368

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $3,337,673 and amounted to 12.9% of net assets.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	All or a portion of this security is on loan.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(f)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	2	12/31/21	$440,365	$440,109	$(256)
5-Year U.S. Treasury Note Futures	13	12/31/21	1,604,708	1,595,648	(9,060)
Japanese Yen Futures	5	12/13/21	562,501	561,313	(1,188)
Ultra Long Term U.S. Treasury Bond Futures	6	12/21/21	1,188,277	1,146,375	(41,902)
					$(52,406)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	15	12/21/21	$2,001,113	$1,974,141	$26,972
British Pound Futures	6	12/13/21	515,400	505,313	10,087
Canadian Dollar Futures	5	12/14/21	393,900	394,950	(1,050)
Mexican Peso Currency Futures	11	12/13/21	272,250	263,945	8,305
					$44,314

Total unrealized appreciation	$45,364
Total unrealized depreciation	(53,456)
Total net unrealized appreciation (depreciation)	$(8,092)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments	Fixed Deal ReceiveRate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index; Series 36	1.00%	6/20/26	Quarterly	0.48%	$1,000,000	$24,273	$24,916	$(643)
						$24,273	$24,916	$(643)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (6.5%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 9/18/22 @ 100 (a)	$500,228	$500,802
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 2/18/24 @ 100	1,815,000	1,818,797
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 8/20/23 @ 100	1,168,000	1,165,129
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 7/16/24 @ 100	886,000	883,849
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 11/25/24 @ 100 (b)	1,100,000	1,101,007
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, 9/15/27, Callable 2/15/25 @ 100	915,000	916,556
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 8/15/23 @ 100	1,144,000	1,148,175
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, 6/15/26, Callable 5/15/24 @ 100	1,125,000	1,128,568
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a)(b)	2,200,000	2,203,914
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (b)	1,230,000	1,234,718
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 4/15/25 @ 100 (b)	1,223,000	1,224,967
Total Asset-Backed Securities (Cost $13,304,927)		13,326,482

Collateralized Mortgage Obligations (3.3%)
Galaxy CLO Ltd., Series 2017-24A, Class A, 1.25% (LIBOR03M+112bps), 1/15/31, Callable 10/15/21 @ 100 (a)(b)(c)	2,000,000	2,000,376
Steele Creek CLO Ltd., Series 2017-1A, Class A, 1.38% (LIBOR03M+125bps), 1/15/30, Callable 10/15/21 @ 100 (a)(b)(c)	2,825,000	2,819,149
Voya CLO Ltd., Series 2017-4A, Class A1, 1.26% (LIBOR03M+113bps), 10/15/30, Callable 10/15/21 @ 100 (a)(b)(c)	2,000,000	1,999,000
Total Collateralized Mortgage Obligations (Cost $6,825,000)		6,818,525

Preferred Stocks (3.3%)
Financials (1.5%):
AMG Capital Trust II, 10/15/37, 5.15%	13,990	806,281
Bank of America Corp., Series L, 7.25% (d)	655	944,785
KKR & Co., Inc., Series C, 9/15/23, 6.00% (e)	6,495	513,170
Wells Fargo & Co., Series L, 7.50% (d)	550	815,100
		3,079,336
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00% (e)	146	236,866

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Industrials (0.3%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (e)	6,815	$717,211

Utilities (1.4%):
American Electric Power Co., Inc., 8/15/23, 6.13%	3,530	175,512
CenterPoint Energy, Inc., 9/15/29, 4.57%	3,880	255,847
Dominion Energy, Inc., Series A, 6/1/22, 7.25%	6,660	646,886
DTE Energy Co., 11/1/22, 6.25%	10,175	511,395
NextEra Energy, Inc., 3/1/23, 5.28%	14,070	717,007
NiSource, Inc., 3/1/24, 7.75%	735	76,036
The Southern Co., Series 2019, 8/1/22, 6.75%	8,901	454,040
		2,836,723
Total Preferred Stocks (Cost $6,609,655)		6,870,136

Corporate Bonds (59.2%)
Communication Services (3.7%):
AT&T, Inc., 1.70%, 3/25/26, Callable 3/25/23 @ 100	$2,500,000	2,532,375
CenturyLink, Inc., 6.75%, 12/1/23	424,000	465,314
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100	496,000	536,508
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100 (a)(e)	1,182,000	1,264,527
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	1,388,000	1,488,769
Verizon Communications, Inc.
3.38%, 2/15/25 (a)	354,000	382,384
1.22% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(c)	827,000	849,073
		7,518,950
Consumer Discretionary (10.2%):
Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100 (e)	2,500,000	2,497,475
Aptiv Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	1,599,000	1,717,566
AutoZone, Inc., 3.13%, 4/18/24, Callable 3/18/24 @ 100	2,632,000	2,783,340
Booking Holdings, Inc., 0.75%, 5/1/25 (e)	525,000	770,516
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (a)	3,027,000	3,165,758
Expedia Group, Inc.
3.60%, 12/15/23, Callable 11/15/23 @ 100	1,020,000	1,079,548
2/15/26 (b)(e)	590,000	636,751
Ford Motor Co., 3/15/26 (b)	290,000	312,904
General Motors Co., 4.88%, 10/2/23 (a)	1,297,000	1,401,460
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 4/1/27, Callable 4/1/22 @ 102.44	620,000	641,210
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100 (e)	1,194,000	1,295,884
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100 (e)	1,247,000	1,326,534
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	3,283,000	3,362,055
		20,991,001
Consumer Staples (2.2%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 2/10/22 @ 100 (b)	1,372,000	1,371,218
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	322,000	361,001
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	792,000	804,410
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100 (a)	695,000	734,664
Tyson Foods, Inc., 3.95%, 8/15/24, Callable 5/15/24 @ 100	1,170,000	1,263,635
		4,534,928

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Energy (3.7%):
Boardwalk Pipelines LP, 3.38%, 2/1/23, Callable 11/1/22 @ 100	$400,000	$411,196
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	801,000	829,364
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (a)	329,000	344,183
HollyFrontier Corp., 2.63%, 10/1/23	971,000	1,002,897
Pioneer Natural Resources Co.
0.55%, 5/15/23	1,130,000	1,130,893
0.25%, 5/15/25	595,000	960,288
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (a)	1,010,000	1,032,442
Valero Energy Corp.
2.70%, 4/15/23 (a)	951,000	981,736
1.20%, 3/15/24	1,020,000	1,029,466
		7,722,465
Financials (11.5%):
Ares Capital Corp., 4.63%, 3/1/24	730,000	807,971
Bank of America Corp., 4.20%, 8/26/24, MTN (a)(e)	1,660,000	1,815,642
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	684,000	733,672
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 11/8/21 @ 102.88 (a)(b)	772,000	796,017
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,660,000	1,690,245
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	799,000	852,205
Ford Motor Credit Co. LLC, 3.10%, 5/4/23 (a)	1,500,000	1,525,770
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	1,549,000	1,690,006
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/23, Callable 1/15/23 @ 100 (b)(e)	1,488,000	1,536,539
JPMorgan Chase & Co., 2.30% (SOFR+116bps), 10/15/25, Callable 10/15/24 @ 100 (c)	3,000,000	3,110,700
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	800,000	861,784
Morgan Stanley
4.88%, 11/1/22 (a)	1,004,000	1,051,901
0.53% (SOFR+46bps), 1/25/24, Callable 1/25/23 @ 100 (c)	2,575,000	2,576,468
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	300,000	345,429
The Bank of New York Mellon Corp., 0.75%, 1/28/26, MTN, Callable 12/28/25 @ 100	1,097,000	1,081,499
The Goldman Sachs Group, Inc., 1.88% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100 (a)(c)	1,500,000	1,579,710
Wells Fargo & Co., 0.81% (SOFR+51bps), 5/19/25, MTN, Callable 5/19/24 @ 100 (c)	585,000	586,568
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	1,090,000	1,101,074
		23,743,200
Health Care (6.5%):
AbbVie, Inc., 3.85%, 6/15/24, Callable 3/15/24 @ 100	2,545,000	2,737,300
Anthem, Inc., 2.75%, 10/15/42	110,000	578,450
Biogen, Inc., 3.63%, 9/15/22	1,025,000	1,057,503
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	621,000	649,914
HCA, Inc., 5.00%, 3/15/24	2,479,000	2,719,017
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100 (a)	560,000	575,893
Illumina, Inc., 8/15/23 (e)	530,000	619,787
Mylan, Inc., 3.13%, 1/15/23 (b)	2,479,000	2,560,460
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100 (b)	1,387,000	1,379,025

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Upjohn, Inc., 1.13%, 6/22/22 (b)	$525,000	$527,782
		13,405,131

Industrials (4.6%):
Air Lease Corp., 0.70%, 2/15/24, MTN, Callable 1/15/24 @ 100 (e)	2,480,000	2,465,120
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100 (a)	1,115,000	1,159,266
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 11/8/21 @ 104.31 (a)	725,000	758,575
Fortive Corp., 0.88%, 2/15/22	1,005,000	1,007,241
Roper Technologies, Inc., 0.45%, 8/15/22	1,019,000	1,020,793
Southwest Airlines Co.
4.75%, 5/4/23	1,937,000	2,062,053
1.25%, 5/1/25	710,000	1,061,400
		9,534,448

Information Technology (6.8%):
Akamai Technologies, Inc., 0.13%, 5/1/25	375,000	455,239
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)(e)	2,175,000	2,306,935
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 (a)	1,173,000	1,279,837
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (e)	730,000	802,117
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	496,000	547,524
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	941,000	984,879
Maxim Integrated Products, Inc., 3.38%, 3/15/23	901,000	932,084
Micron Technology, Inc., 2.50%, 4/24/23	2,479,000	2,552,081
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5 (b)	642,000	659,726
PayPal Holdings, Inc., 2.20%, 9/26/22 (a)	757,000	771,792
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	1,077,620
ServiceNow, Inc., 6/1/22	20,000	92,115
Square, Inc., 0.25%, 11/1/27 (b)(e)	195,000	230,993
Vishay Intertechnology, Inc., 2.25%, 6/15/25	225,000	231,746
Western Digital Corp., 1.50%, 2/1/24	995,000	1,003,647
		13,928,335

Materials (3.6%):
Celanese US Holdings LLC, 4.63%, 11/15/22 (a)	855,000	893,962
Graphic Packaging International LLC, 0.82%, 4/15/24, Callable 3/15/24 @ 100 (b)	1,987,000	1,973,965
Nucor Corp., 4.00%, 8/1/23, Callable 5/1/23 @ 100	1,190,000	1,256,247
Packaging Corp. of America, 4.50%, 11/1/23	1,049,000	1,123,920
Southern Copper Corp., 3.88%, 4/23/25	2,050,000	2,225,050
		7,473,144

Real Estate (3.2%):
American Tower Corp., 3.00%, 6/15/23 (a)	1,000,000	1,041,700
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	750,000	778,628
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24, Callable 10/15/24 @ 100	883,000	925,269
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (b)	638,000	677,110
Kite Realty Group LP, 0.75%, 4/1/27 (b)	435,000	433,312
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100 (a)	1,629,000	1,685,624
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	250,000	256,530
Weingarten Realty Investors
3.38%, 10/15/22, Callable 7/15/22 @ 100 (a)	365,000	373,340
3.50%, 4/15/23, Callable 1/15/23 @ 100	497,000	515,339
		6,686,852

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Utilities (3.2%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100 (e)	$588,000	$614,425
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)	2,681,000	2,727,917
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)(e)	591,000	644,083
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/23, Callable 12/15/22 @ 100 (a)(e)	1,462,000	1,503,872
0.65%, 3/1/23	1,129,000	1,133,200
		6,623,497
Total Corporate Bonds (Cost $119,718,388)		122,161,951

Residential Mortgage-Backed Securities (3.4%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 2.73%, 10/25/33, Callable 10/25/21 @ 100 (a)(f)	1,141,285	1,141,285
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 10/31/33 (a)	13,149	13,784
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 2.53%, 11/25/34, Callable 10/25/21 @ 100 (a)(f)	896,026	896,026
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 4/25/29 @ 100 (a)	15,575	15,222
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 10/25/21 @ 100 (a)	6,680	4,753
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 10/25/21 @ 100 (a)	44,062	43,747
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.89%, 10/25/29, Callable 6/25/23 @ 100 (a)(b)(f)	1,769,863	1,794,397
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 12/25/23 @ 100 (a)(b)(f)	870,254	882,069
Madison Park Funding Ltd., Series 2007-4A, Class AR, 1.33% (LIBOR03M+120bps), 7/29/30, Callable 10/29/21 @ 100 (a)(b)(c)	2,250,000	2,251,033
Total Residential Mortgage-Backed Securities (Cost $7,025,011)		7,042,316

Yankee Dollars (12.4%)
Communication Services (0.3%):
SES SA, 3.60%, 4/4/23 (b)	503,000	523,019

Consumer Discretionary (1.1%):
Stellantis NV, 5.25%, 4/15/23	2,048,000	2,189,005

Consumer Staples (4.6%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)	2,346,000	2,524,798
Heineken NV, 3.40%, 4/1/22 (b)	1,570,000	1,593,895
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)(b)	2,391,000	2,466,293
Pernod Ricard SA, 4.25%, 7/15/22 (a)(b)(e)	833,000	857,890
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (a)(b)	2,122,000	2,150,859
		9,593,735

Energy (1.7%):
Canadian Natural Resources Ltd.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
2.95%, 1/15/23, Callable 12/15/22 @ 100	$1,305,000	$1,343,002
3.80%, 4/15/24, Callable 1/15/24 @ 100	1,180,000	1,256,665
Ecopetrol SA, 5.88%, 9/18/23 (a)	846,000	910,710
		3,510,377

Financials (2.1%):
Barclays Bank PLC
2/4/25 (a)(e)	270,000	395,547
2/18/25	230,000	255,222
NXP BV/NXP Funding LLC, 4.63%, 6/1/23 (b)	3,406,000	3,625,482
		4,276,251

Industrials (0.8%):
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,100,000	1,087,878
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (b)	606,000	616,690
		1,704,568

Materials (1.5%):
Anglo American Capital PLC, 3.63%, 9/11/24 (b)(e)	2,880,000	3,091,133

Utilities (0.3%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (e)	655,000	698,957
Total Yankee Dollars (Cost $25,388,383)		25,587,045

U.S. Government Mortgage-Backed Agencies (5.5%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	541,962	616,040
5.50%, 10/25/23 (a)	1,963	2,028
7.00%, 9/1/38 (a)	2,670	3,177
Series 4320, Class AP, 3.50%, 7/15/39 (a)	846,286	896,440
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	2,590,757	2,630,279
Series 4444, Class CH, 3.00%, 1/15/41 (a)	594,597	602,394
Series 4049, Class AB, 2.75%, 12/15/41 (a)	204,387	207,152
		4,957,510
Federal National Mortgage Association
6.00%, 2/1/37 (a)	907,828	1,058,599
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	479,952	486,156
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	1,918,496	2,026,909
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	246,160	249,140
5.00%, 2/1/41 - 10/1/41 (a)	2,170,544	2,468,834
Series 2018-29, Class PA, 3.50%, 3/25/44 (a)	85,116	85,234
		6,374,872
Total U.S. Government Mortgage-Backed Agencies (Cost $11,115,370)		11,332,382

U.S. Treasury Obligations (2.6%)
U.S. Treasury Notes, 0.13%, 2/15/24	5,271,000	5,241,762
Total U.S. Treasury Obligations (Cost $5,245,801)		5,241,762

Collateral for Securities Loaned^ (4.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (g)	156,462	156,462

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2021
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (g)	4,637,030	$4,637,030
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (g)	78,082	78,082
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (g)	622,602	622,602
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	2,799,342	2,799,342
Total Collateral for Securities Loaned (Cost $8,293,518)		8,293,518
Total Investments (Cost $203,526,053) — 100.2%		206,674,117
Liabilities in excess of other assets — (0.2)%		(369,800)
NET ASSETS - 100.00%		$206,304,317

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $48,918,275 and amounted to 23.7% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	All or a portion of this security is on loan.
(f)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2021.
(g)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	44	12/31/21	$9,688,033	$9,682,406	$(5,627)
Japanese Yen Futures	36	12/13/21	4,050,000	4,041,450	(8,550)
					$(14,177)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	22	12/21/21	$2,934,965	$2,895,406	$39,559
5-Year U.S. Treasury Note Futures	90	12/31/21	11,117,505	11,046,797	70,708
British Pound Futures	45	12/13/21	3,865,500	3,789,844	75,656
Canadian Dollar Futures	40	12/14/21	3,151,200	3,159,600	(8,400)
Mexican Peso Currency Futures	89	12/13/21	2,202,749	2,135,555	67,194
Ultra Long Term U.S. Treasury Bond Futures	5	12/21/21	990,178	955,313	34,865
					$279,582

	Total unrealized appreciation				$287,982
	Total unrealized depreciation				(22,577)
	Total net unrealized appreciation (depreciation)				$265,405

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	September 30, 2021
(Unaudited)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments	Fixed Deal ReceiveRate	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2021(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 36	5.00%	6/20/26	Quarterly	2.85%	$8,000,000	$79,314	$818,400	$(739,086)
						$79,314	$818,400	$(739,086)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	September 30, 2021
	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.8%)
Communication Services (0.7%):
AMC Networks, Inc., Class A (a)	5,800	$270,222
iHeartMedia, Inc., Class A (a)	30,500	763,110
Nexstar Media Group, Inc., Class A	4,925	748,403
Sinclair Broadcast Group, Inc., Class A (b)	17,500	554,400
		2,336,135
Health Care (0.1%):
Surgery Partners, Inc. (a)(b)	9,390	397,573

Total Common Stocks (Cost $2,303,926)		2,733,708

Senior Secured Loans (19.8%)
Air Canada, Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 7/27/28 (c)	$1,200,000	1,203,996
Air Methods Corp., Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 4/21/24 (c)	1,969,231	1,951,074
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 3.58% (LIBOR01M+350bps), 6/19/25 (c)	1,985,000	1,985,715
Dayco Products LLC, Term Loans, First Lien, 4.37% (LIBOR03M+425bps), 5/19/24 (c)	957,500	928,775
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 3.65% (LIBOR03M+350bps), 4/8/26 (c)	1,535,766	1,500,736
Endo Luxembourg Finance Co. I S.a.r.l., Term B-1, First Lien, 5.75% (LIBOR03M+500bps), 3/11/28 (c)	2,495,000	2,435,395
Global Medical Response, Inc., 2020 Term Loan, First Lien, 5.75% (LIBOR06M+475bps), 10/2/25 (c)	997,494	1,000,486
Golden Nugget, Inc., Senior Secured Term Loan, First Lien, 3.25% (LIBOR02M+250bps), 10/4/23 (c)	1,977,556	1,967,134
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR03M+425bps), 3/5/28 (c)	2,985,000	2,993,955
Hertz Corp. (The), Initial Term B Loans, First Lien, 4.00% (LIBOR01M+350bps), 6/30/28 (c)	2,524,272	2,524,676
Hertz Corp. (The), Initial Term C Loan, First Lien, 4.00% (LIBOR01M+350bps), 6/30/28 (c)	475,728	475,804
Hertz Corp., Term Loan B, First Lien, 6/14/28 (d)(e)	841,424	841,559
Hertz Corp., Term Loan C, First Lien, 6/14/28 (d)(e)	158,576	158,601
Holley Purchaser, Inc., Initial Term Loan, First Lien, 5.13% (LIBOR03M+500bps), 10/26/25 (c)	2,666,616	2,667,736
Jo-Ann Stores, LLC, Term B-1 Loan, First Lien, 5.50% (LIBOR03M+475bps), 6/30/28 (c)	3,000,000	2,913,000
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 5.75% (LIBOR03M+475bps), 12/15/24 (c)	2,488,747	2,505,870
LifeScan Global Corp., Initial Term Loan, First Lien, 6.15% (LIBOR03M+600bps), 10/1/24 (c)(d)	4,169,537	4,131,302
Medline Industries, Inc., Bridge Term, First Lien, 8/4/22 (d)(e)	2,435,897	2,435,897
Medline Industries, Inc., Bridge, First Lien, 8/4/22 (d)(e)(f)	2,564,103	2,564,103
Men's Wearhouse, Inc., Term loan, First Lien (e)	31,563	44,977

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (c)	$3,990,000	$3,988,564
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (c)	1,675,000	1,677,395
Polaris Newco LLC, Dollar Term Loan, First Lien, 8/11/28 (d)(e)	4,000,000	4,007,520
SIWF Holdings, Inc., Initial Term Loan, Second Lien, 8.58% (LIBOR01M+850bps), 5/26/26 (c)	1,000,000	1,000,000
Spectacle Gary Holdings LLC, Closing Date Term Loan, First Lien, 11.00% (LIBOR01M+900bps), 12/23/25 (c)	1,864,865	2,024,553
Spectacle Gary Holdings LLC, Delayed Draw Term Loan Commitment, First Lien, 11.00% (LIBOR01M+900bps), 12/23/25 (c)	135,135	146,707
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 4.25% (LIBOR06M+375bps), 5/20/28 (c)	500,000	499,790
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 3.65% (LIBOR03M+350bps), 4/8/26 (c)	825,681	806,847
SWF Holdings Corp., TLB, First Lien, 9/17/28 (d)(e)	4,350,000	4,314,678
Team Health Holdings, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR01M+275bps), 2/6/24 (c)	1,469,309	1,428,903
The Men's Wearhouse LLC, Term Loan, First Lien, 9.00% (LIBOR03M+800bps), 12/1/25 (c)	1,701,726	1,417,537
The Michaels Cos., Inc., Term B Loans, First Lien, 5.00% (LIBOR01M+425bps), 4/15/28 (c)	2,500,000	2,501,125
Traverse Midstream Partners LLC, Advance, First Lien, 6.50% (LIBOR01M+550bps), 9/27/24 (c)	1,963,470	1,963,470
United Airlines, Inc., Class B Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 4/21/28 (c)	1,496,250	1,505,437
Victoria's Secret & Co, Initial Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 8/2/28 (c)	900,000	896,625
Total Senior Secured Loans (Cost $64,808,234)		65,409,942

Corporate Bonds (67.2%)
Communication Services (11.5%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 5/1/22 @ 104.88 (b)(g)	2,500,000	2,558,225
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (g)	4,000,000	4,067,120
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (b)(g)	4,210,000	4,358,150
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38 (b)(g)	1,800,000	1,814,724
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (g)	2,250,000	2,362,342
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (b)(g)	2,750,000	2,703,827
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	4,510,000	4,817,853
Meredith Corp., 6.88%, 2/1/26, Callable 11/8/21 @ 103.44	3,968,000	4,104,698
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (g)	3,000,000	3,177,480
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (b)(g)(h)	3,000,000	2,974,800
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (g)(h)	2,350,000	2,547,165
Univision Communications, Inc., 5.13%, 2/15/25, Callable 10/19/21 @ 101.71 (b)(g)	2,500,000	2,540,625
		38,027,009

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (17.7%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103 (g)	$1,800,000	$1,942,956
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (g)	2,750,000	2,890,360
Ambience Merger Sub, Inc., 7.13%, 7/15/29, Callable 7/15/24 @ 103.56 (g)	4,800,000	4,766,496
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94	2,000,000	2,095,540
Boyd Gaming Corp., 8.63%, 6/1/25, Callable 6/1/22 @ 104.31 (g)	1,700,000	1,840,250
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 10/15/21 @ 101.31 (g)	2,500,000	2,535,325
Clarios Global LP/Clarios US Finance Co., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (g)	3,000,000	3,191,790
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (b)(g)(h)	6,900,000	3,043,521
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100 (h)	3,000,000	3,608,310
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (b)(g)	2,750,000	2,748,955
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13 (g)	1,800,000	1,799,748
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88 (g)	1,000,000	1,035,160
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (g)	2,700,000	2,799,954
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	2,000,000	2,390,900
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	2,475,000	2,692,033
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88 (g)(h)	2,600,000	2,835,456
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (g)	2,000,000	2,022,180
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (g)	2,800,000	2,828,056
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (g)	3,000,000	3,196,350
Tenneco, Inc.
5.00%, 7/15/26, Callable 11/8/21 @ 102.5 (b)	4,350,000	4,290,753
7.88%, 1/15/29, Callable 1/15/24 @ 103.94 (g)	650,000	725,926
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75 (g)(h)	2,700,000	3,111,156
		58,391,175
Consumer Staples (2.7%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (g)	2,750,000	2,927,787
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31 (g)	2,950,000	2,983,483
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (g)	2,800,000	2,849,448
		8,760,718
Energy (2.8%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (g)	1,950,000	2,013,141
Antero Resources Corp.
8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (g)	1,964,000	2,224,584
7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (g)	900,000	1,005,714
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38 (g)	2,426,000	2,621,730

Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	1,350,000	1,401,043
		9,266,212
Financials (6.9%):
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44 (g)	1,500,000	1,520,865
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (g)	3,000,000	3,198,660
BCPE Ulysses Intermediate, Inc. PIK, 7.75%, 4/1/27, Callable 4/1/23 @ 102 (g)(i)	450,000	448,533

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (g)	$1,200,000	$1,254,780
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (g)	3,000,000	3,215,880
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (g)(h)	2,250,000	2,431,170
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/29, Callable 10/1/24 @ 101.94 (g)	2,000,000	1,995,000
5.25%, 10/1/29, Callable 10/1/24 @ 102.63 (g)	450,000	457,313
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25 (d)(g)	1,100,000	1,069,354
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (g)	3,800,000	3,640,210
White Capital Parent LLC PIK, 8.25%, 3/15/26, Callable 3/15/22 @ 102 (g)(i)	2,100,000	2,168,145
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (b)(g)	2,200,000	1,447,050
		22,846,960
Health Care (7.2%):
Air Methods Corp., 8.00%, 5/15/25, Callable 11/8/21 @ 102 (g)(h)	2,500,000	2,392,100
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (b)(g)(h)	1,250,000	1,165,337
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06 (b)(g)	3,450,000	3,349,157
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (g)	1,796,000	1,924,055
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (g)(h)	2,985,000	3,206,935
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (g)	3,000,000	3,172,440
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (b)(g)	2,500,000	2,705,025
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 10/25/21 @ 101.59 (b)(g)	2,750,000	2,655,647
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (g)	3,000,000	3,148,200
		23,718,896
Industrials (11.3%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 11/8/21 @ 100 (b)(g)	1,700,000	1,621,749
American Airlines, Inc., 11.75%, 7/15/25 (g)	3,000,000	3,711,150
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26 (g)	1,300,000	1,366,209
5.75%, 4/20/29 (g)	1,850,000	1,993,764
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 11/8/21 @ 100 (b)(g)	2,000,000	2,004,860
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (g)	3,000,000	3,158,130
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (g)	1,800,000	1,860,966
Madison IAQ LLC
4.13%, 6/30/28, Callable 6/30/24 @ 102.06 (g)	1,800,000	1,799,280
5.88%, 6/30/29, Callable 6/30/24 @ 102.94 (g)	2,800,000	2,831,052
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (g)	3,000,000	3,264,300
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (g)	2,050,000	2,127,469
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (g)	2,000,000	2,039,420
SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06 (g)	1,125,000	1,158,919
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31	1,250,000	1,246,875
Triumph Group, Inc., 6.25%, 9/15/24, Callable 11/8/21 @ 101.56 (g)	1,525,000	1,526,235
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25 (d)(g)	3,000,000	2,998,950

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (g)	$2,250,000	$2,492,077
		37,201,405
Information Technology (1.3%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (b)(g)	2,250,000	2,528,685
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25, Callable 11/8/21 @ 103.75 (g)	1,800,000	1,873,404
		4,402,089
Materials (4.7%):
Allegheny Technologies, Inc.
4.88%, 10/1/29, Callable 10/1/24 @ 102.44	900,000	902,493
5.13%, 10/1/31, Callable 10/1/26 @ 102.56	900,000	906,795
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (g)	3,000,000	3,055,860
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06 (b)(g)	1,800,000	1,887,858
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25, Callable 7/15/22 @ 103.25 (g)	1,200,000	1,284,480
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (g)	2,000,000	2,093,100
Midas OpCo Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81 (g)	2,250,000	2,330,010
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 11/8/21 @ 101.56 (b)(g)	3,000,000	3,053,130
		15,513,726
Real Estate (1.1%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (g)	3,371,000	3,533,617
Total Corporate Bonds (Cost $215,109,527)		221,661,807

Yankee Dollars (7.1%)
Consumer Discretionary (1.3%):
1011778 BC ULC/New Red Finance, Inc., 4.38%, 1/15/28, Callable 11/15/22 @ 102.19 (g)	2,000,000	2,030,100
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (g)	2,000,000	2,138,360
		4,168,460
Energy (1.1%):
Husky Holding Ltd. PIK, 13.00%, 2/15/25, Callable 11/8/21 @ 109.75 (b)(g)(h)(i)	500,000	531,330
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (g)	3,000,000	3,217,620
		3,748,950
Health Care (0.8%):
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 11/8/21 @ 102.04 (g)	2,448,000	2,500,412

Industrials (1.6%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 10/19/21 @ 102.5 (g)(h)	2,200,000	2,255,022

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (b)(g)	$3,000,000	$3,110,460
		5,365,482
Information Technology (0.8%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88 (g)	2,500,000	2,565,200

Materials (1.5%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 11/8/21 @ 103.88 (g)(h)	2,000,000	2,044,180
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56 (g)	2,900,000	2,925,955
		4,970,135
Total Yankee Dollars (Cost $22,362,983)		23,318,639

Exchange-Traded Funds (1.8%)
iShares iBoxx High Yield Corporate Bond ETF (b)(h)	21,750	1,902,907
SPDR Blackstone Senior Loan ETF (h)	50,750	2,335,515
SPDR Bloomberg Barclays High Yield Bond ETF (h)	16,650	1,820,844
Total Exchange-Traded Funds (Cost $6,066,229)		6,059,266

Collateral for Securities Loaned^ (11.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (j)	737,537	737,537
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (j)	21,858,282	21,858,282
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (j)	368,068	368,068
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (j)	2,934,857	2,934,857
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (j)	13,195,688	13,195,688
Total Collateral for Securities Loaned (Cost $39,094,432)		39,094,432
Total Investments (Cost $349,745,331) — 108.6%		358,277,794
Liabilities in excess of other assets — (8.6)%		(28,479,809)
NET ASSETS - 100.00%		$329,797,985

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(d)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(e)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.8% of net assets.
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $216,523,153 and amounted to 65.7% of net assets.
(h)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(i)	All of the coupon is paid in kind.
(j)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
ULC—Unlimited Liability Co.

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.4%)
Arkansas (2.0%):
Arkansas Development Finance Authority Revenue Bonds, 3.20%, 12/1/49, Continuously Callable @100	$750,000	$784,710
University of Central Arkansas Revenue Bonds, Series A, 3.00%, 11/1/49, Continuously Callable @100	265,000	275,857
		1,060,567
California (2.9%):
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,500,000	1,541,865

Colorado (1.6%):
Colorado Health Facilities Authority Revenue Bonds, Series A, 4.00%, 12/1/50, Continuously Callable @103	750,000	838,552

Connecticut (4.5%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @100	2,000,000	2,362,060

Florida (10.7%):
Capital Trust Agency, Inc. Revenue Bonds, 5.00%, 8/1/55, Continuously Callable @100	400,000	472,420
City of Pompano Beach Revenue Bonds, 4.00%, 9/1/50, Continuously Callable @103	500,000	540,055
County of Miami-Dade Seaport Department Revenue Bonds, 4.00%, 10/1/50, Continuously Callable @100	500,000	571,785
Florida Development Finance Corp. Revenue Bonds, Series A, 5.00%, 6/15/55, Continuously Callable @100 (a)	500,000	559,600
Hillsborough County IDA Revenue Bonds, 4.00%, 8/1/50, Continuously Callable @100	500,000	571,725
Miami-Dade County Public Facilities Revenue Bonds, Series A, 5.00%, 6/1/33, Continuously Callable @100	2,000,000	2,308,520
St. Johns County IDA Revenue Bonds, 4.00%, 8/1/55, Continuously Callable @103	500,000	567,570
		5,591,675
Georgia (1.9%):
Appling County Development Authority Revenue Bonds, 0.11%, 9/1/41, Continuously Callable @100 (b)	400,000	400,000
The Burke County Development Authority Revenue Bonds (NBGA - Southern Co.), 0.11%, 11/1/52, Continuously Callable @100 (b)	500,000	500,000
The Development Authority of Monroe County Revenue Bonds, 0.11%, 11/1/48, Continuously Callable @100 (b)	100,000	100,000
		1,000,000
Guam (2.2%):
Port Authority of Guam Revenue Bonds, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	1,166,970

Illinois (25.3%):
Chicago Board of Education Revenue Bonds, 6.00%, 4/1/46, Continuously Callable @100	2,275,000	2,818,202
Chicago General Obligation Refunding Bonds, Series A, 5.75%, 1/1/33, Continuously Callable @100	1,000,000	1,223,620
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, Continuously Callable @100	1,450,000	1,630,815
City of Chicago General Obligation Bonds, Series A, 5.50%, 1/1/49, Callable 0 @ 100, Continuously Callable @100	1,000,000	1,222,830
City of Chicago Wastewater Transmission Revenue Bonds
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000,000	1,173,040

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 1/1/34, Continuously Callable @100	$1,000,000	$1,135,090
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @100	2,000,000	2,160,000
Sales Tax Securitization Corp. Revenue Bonds, Series 2018 C, 5.00%, 1/1/43, Continuously Callable @100	1,500,000	1,833,750
		13,197,347
Iowa (1.0%):
Iowa Finance Authority Revenue Bonds, Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	543,450

Massachusetts (1.8%):
University of Massachusetts Building Authority Revenue Bonds
5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	220,000	251,464
Series 1-2021, 5.00%, 11/1/39, Continuously Callable @100	410,000	462,173
Series 1-2021, 5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100	190,000	217,174
		930,811
Missouri (2.4%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100 (a)	1,150,000	1,253,293

New Jersey (8.1%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue Bonds, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100	885,000	1,054,708
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/28, Continuously Callable @100	1,000,000	1,189,170
Series BB, 3.50%, 6/15/46, Continuously Callable @100	200,000	214,924
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,774,815
		4,233,617
New York (12.3%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Revenue Bonds, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,820,798
Metropolitan Transportation Authority Revenue Bonds, Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	558,870
New York Counties Tobacco Trust II Revenue Bonds, 5.75%, 6/1/43, Continuously Callable @100	200,000	200,740
New York State Dormitory Authority Revenue Bonds, 6.00%, 7/1/40, Continuously Callable @100 (a)	440,000	443,995
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,096,190
TSASC, Inc. Revenue Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @100	2,000,000	2,329,160
		6,449,753
North Carolina (5.4%):
City of Charlotte Certificate of Participation, 4.00%, 6/1/49, Continuously Callable @100	1,670,000	1,888,686
North Carolina Medical Care Commission Revenue Bonds
Series A, 4.00%, 9/1/50, Continuously Callable @100	500,000	525,145
Series A, 4.00%, 10/1/50, Continuously Callable @103	350,000	387,471
		2,801,302
Ohio (7.3%):
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	1,000,000	1,132,720
County of Franklin Revenue Bonds, Series B, 5.00%, 7/1/45, Continuously Callable @103	500,000	583,050
County of Hardin Economic Development Facilities Revenue Bonds, 5.00%, 5/1/30, Continuously Callable @103	350,000	379,505

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @100	$1,500,000	$1,696,155
		3,791,430
Pennsylvania (5.2%):
Philadelphia School District, General Obligation Bonds, Series A, 5.00%, 9/1/44, Continuously Callable @100	1,000,000	1,230,290
The Philadelphia School District, General Obligation Bonds, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,200,000	1,468,092
		2,698,382
Texas (0.6%):
Port of Port Arthur Navigation District Revenue Bonds, Series B, 0.12%, 4/1/40, Continuously Callable @100 (b)	300,000	300,000

Utah (3.2%):
Jordanelle Special Service District Special Assessment, Series C, 12.00%, 8/1/30, Continuously Callable @100 (a)	483,595	485,254
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	1,167,530
		1,652,784
Total Municipal Bonds (Cost $47,239,771)		51,413,858
Total Investments (Cost $47,239,771) — 98.4%		51,413,858
Other assets in excess of liabilities — 1.6%		835,457
NET ASSETS - 100.00%		$52,249,315

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $2,742,142 and amounted to 5.2% of net assets.
(b)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

IDA—Industrial Development Authority

Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a highquality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

NBGA— Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (96.8%)
Arizona (3.1%):
Arizona IDA Revenue Bonds, 4.00%, 12/15/51, Continuously Callable @100 (a)	$700,000	$749,098
Arizona Industrial Development Authority Revenue Bonds, 4.00%, 7/15/51, Continuously Callable @100 (a)	500,000	540,980
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100	280,000	306,247
		1,596,325
California (2.6%):
California County Tobacco Securitization Agency Revenue Bonds, Series B-1, 5.00%, 6/1/49, Continuously Callable @100	250,000	305,083
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,000,000	1,027,910
		1,332,993
District of Columbia (1.0%):
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, 6.50%, 5/15/33 (b)	460,000	504,997

Florida (7.1%):
Escambia County Health Facilities Authority Revenue Bonds, 3.00%, 8/15/50, Continuously Callable @100	1,000,000	1,038,930
Florida Development Finance Corp. Revenue, 4.00%, 7/1/55, Continuously Callable @100	500,000	537,035
Seminole County Industrial Development Authority Revenue Bonds, 4.00%, 6/15/56, Continuously Callable @100 (a)	705,000	772,877
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,225,000	1,297,545
		3,646,387
Georgia (3.1%):
The Burke County Development Authority Revenue, Series 1, 0.11%, 7/1/49, Continuously Callable @100 (c)	1,100,000	1,100,000
The Burke County Development Authority Revenue Bonds (NBGA - Southern Co.), 0.11%, 11/1/52, Continuously Callable @100 (c)	500,000	500,000
		1,600,000
Illinois (12.9%):
Chicago Board of Education Revenue Bonds, 6.00%, 4/1/46, Continuously Callable @100 (b)	1,500,000	1,858,155
Chicago General Obligation Refunding Bonds, Series 2015 C, 5.00%, 1/1/38, Continuously Callable @100	1,000,000	1,137,730
City of Chicago General Obligation Bonds, Series A, 5.50%, 1/1/49, Callable 0 @ 100, Continuously Callable @100	1,000,000	1,222,830
Illinois General Obligation Bonds
5.50%, 7/1/33, Continuously Callable @100	1,000,000	1,073,480
5.50%, 7/1/38, Continuously Callable @100	1,250,000	1,337,325
		6,629,520
Indiana (3.2%):
Indiana Finance Authority Revenue Bonds
4.13%, 12/1/26	1,000,000	1,097,720
Series A, 5.00%, 7/1/55, Continuously Callable @100	500,000	563,085
		1,660,805
Iowa (2.2%):
Iowa Finance Authority Revenue Bonds
Series A, 5.00%, 5/15/48, Continuously Callable @100	500,000	574,435
Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	543,450
		1,117,885

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Maryland (0.5%):
Maryland Economic Development Corp. Revenue Bonds, 4.25%, 7/1/50, Continuously Callable @100	$200,000	$230,032

Massachusetts (2.3%):
Massachusetts Development Finance Agency Revenue, 4.00%, 10/1/32, Continuously Callable @105 (a)	300,000	323,520
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @100 (b)	235,000	235,204
Series 2011, 5.63%, 7/1/29, Continuously Callable @100 (b)	480,000	480,418
Series 2011, 5.63%, 7/1/33, Continuously Callable @100 (b)	120,000	120,104
		1,159,246
Minnesota (0.8%):
City of Woodbury Revenue Bonds, 4.00%, 7/1/51, Continuously Callable @103	400,000	431,692

Missouri (1.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100 (a)	500,000	544,910

New Hampshire (2.6%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	500,000	540,250
New Hampshire Business Finance Authority Revenue Bonds, Series B, 3.75%, 7/1/45, (Put Date 7/02/40), Callable 7/1/25 @ 100 (a)(d)	750,000	793,658
		1,333,908
New Jersey (6.4%):
New Jersey Economic Development Authority Revenue Bonds, Series S, 4.00%, 6/15/50, Continuously Callable @100	450,000	514,210
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100 (b)	1,000,000	1,154,840
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @100	500,000	592,350
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @100	495,000	498,500
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series BB, 3.50%, 6/15/46, Continuously Callable @100	500,000	537,310
		3,297,210
New Mexico (1.1%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	500,000	561,085

New York (9.9%):
Build NYC Resource Corp. Revenue Bonds
4.00%, 6/15/51, Continuously Callable @100	500,000	539,630
Series A, 5.00%, 6/15/51, Continuously Callable @100 (a)	100,000	117,527
Huntington Local Development Corp. Revenue Bonds, Series S, 3.00%, 7/1/25	500,000	517,440
Metropolitan Transportation Authority Revenue, Series A-2, 5.00%, 11/15/45, (Put Date 05/15/30) (d)	365,000	464,408
Metropolitan Transportation Authority Revenue Bonds, Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	558,870
New York State Dormitory Authority Revenue Bonds
6.00%, 7/1/40, Continuously Callable @100 (a)	1,000,000	1,009,080
4.00%, 7/1/40, Continuously Callable @100	200,000	221,076
New York Transportation Development Corp. Revenue Bonds, 5.00%, 10/1/40, Continuously Callable @100	750,000	918,285

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100	$250,000	$270,202
Western Regional Off-Track Betting Corp. Revenue Bonds, 4.13%, 12/1/41, Continuously Callable @100 (a)	500,000	500,040
		5,116,558
North Carolina (3.5%):
North Carolina Medical Care Commission Revenue Bonds, 5.00%, 10/1/50, Continuously Callable @103	250,000	283,225
University of North Carolina Hill Revenue Bonds, 5.00%, 2/1/49	1,000,000	1,528,820
		1,812,045
North Dakota (2.0%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @100	1,000,000	1,031,220

Ohio (3.7%):
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	1,000,000	1,132,720
County of Hardin Revenue Bonds, 5.50%, 5/1/50, Continuously Callable @103	500,000	538,220
Northeast Ohio Medical University Revenue Bonds, Series A, 4.00%, 12/1/45, Continuously Callable @100	225,000	249,989
		1,920,929
Oklahoma (0.0%):(e)
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @100 (f)(g)	1,885,000	22,252

Oregon (1.8%):
Clackamas County Hospital Facility Authority Revenue Bonds
Series A, 5.00%, 11/15/52, Continuously Callable @102	500,000	546,060
Series A, 5.38%, 11/15/55, Continuously Callable @102	100,000	109,180
Yamhill County Hospital Authority Revenue Bonds, Series A, 5.00%, 11/15/51, Continuously Callable @103	250,000	285,800
		941,040
Pennsylvania (2.3%):
Bucks County IDA Revenue Bonds, 5.00%, 7/1/54, Continuously Callable @100	500,000	591,855
Pennsylvania Economic Development Financing Authority Revenue Bonds, 9.00%, 4/1/51, (Put Date 4/13/28) (a)(d)	500,000	613,865
		1,205,720
South Carolina (3.4%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,769,169

South Dakota (1.1%):
Oglala Sioux Tribe, Series 2012, 5.00%, 10/1/22, Callable 11/8/21 @ 100 (a)	545,000	545,834

Texas (6.3%):
City of Houston TX Airport System Revenue Bonds, Series C, 4.00%, 7/15/41, Continuously Callable @100	500,000	531,170
Port of Port Arthur Navigation District Revenue Bonds
Series B, 0.12%, 4/1/40, Continuously Callable @100 (c)	300,000	300,000
Series C, 0.13%, 4/1/40, Continuously Callable @100 (c)	1,300,000	1,300,000
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	1,000,000	1,120,970
		3,252,140

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Utah (6.8%):
Jordanelle Special Service District Special Assessment, Series C, 12.00%, 8/1/30, Continuously Callable @100 (a)	$1,308,378	$1,312,866
Military Installation Development Authority Revenue Bonds, Series A-1, 4.00%, 6/1/52, Continuously Callable @103	250,000	253,612
Utah Charter School Finance Authority Revenue Bonds, 2.75%, 4/15/50, Continuously Callable @100	525,000	530,418
Utah Infrastructure Agency Revenue Bonds, Series A, 5.38%, 10/15/40, Continuously Callable @100	1,150,000	1,377,056
		3,473,952
Vermont (1.6%):
Vermont Economic Development Authority Revenue Bonds, 4.00%, 5/1/45, Continuously Callable @103 (h)	500,000	535,775
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	250,000	281,530
		817,305
West Virginia (2.3%):
The County Commission of Monongalia County, WV Special District Excise Tax Revenue Bonds, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @100 (a)	1,000,000	1,156,240

Wisconsin (2.1%):
Public Finance Authority Revenue Bonds
Series A, 5.25%, 3/1/55, Continuously Callable @100 (a)	500,000	561,720
Series A, 5.00%, 7/1/55 (a)	500,000	540,700
		1,102,420
Total Municipal Bonds (Cost $46,857,969)		49,813,819

Exchange-Traded Funds (2.4%)
VanEck Vectors High-Yield Municipal Index ETF	20,000	1,249,600
Total Exchange-Traded Funds (Cost $1,192,739)		1,249,600
Total Investments (Cost $48,050,708) — 99.2%		51,063,419
Other assets in excess of liabilities — 0.8%		412,665
NET ASSETS - 100.00%		$51,476,084

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $10,082,915 and amounted to 19.6% of net assets.
(b)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(c)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Put Bond.
(e)	Amount represents less than 0.05% of net assets.
(f)	Defaulted security.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.0% of net assets.
(h)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

ETF—Exchange-Traded Fund
IDA—Industrial Development Authority
LLC—Limited Liability Company

Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a highquality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

NBGA— Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Warrants (0.0%)(a)
Communication Services (0.0%):(a)
Cineworld	377,856	$187,330

Total Warrants (Cost $–)		187,330

Senior Secured Loans (82.7%)
84 Lumber Co., Term B-1 Loans, First Lien, 3.75% (LIBOR01M+300bps), 11/13/26 (b)	$16,939,937	16,953,997
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.50% (LIBOR03M+475bps), 4/20/28 (b)	17,000,000	17,568,990
Academy Ltd., Refinancing Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 11/6/27 (b)	8,216,250	8,224,466
ACProducts, Inc. Initial Term Loans, First Lien, 4.75% (LIBOR06M+425bps), 5/17/28 (b)	26,000,000	25,939,680
Acrisure LLC, 2021-1 Additional Term Loans, First Lien, 3.85% (LIBOR02M+375bps), 2/15/27 (b)	1,500,000	1,493,130
Acrisure LLC, Term Loan B 2020, First Lien, 3.61% (LIBOR02M+350bps), 2/15/27 (b)	15,335,566	15,178,990
Air Canada, Term Loan, First Lien, 4.25% (LIBOR06M+350bps), 7/27/28 (b)	20,500,000	20,568,265
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 3/14/25 (c)(d)	3,000,000	3,009,000
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 5.25% (LIBOR06M+425bps), 3/14/25 (b)	4,886,076	4,900,734
Air Methods Corp., Initial Term Loans, First Lien, 4.50% (LIBOR03M+350bps), 4/21/24 (b)(d)	13,872,128	13,744,226
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 4.25% (LIBOR03M+350bps), 10/8/27 (b)	13,398,620	13,410,545
Alliant Holdings Intermediate LLC, 2020 New Term Loan, First Lien, 4.25% (LIBOR01M+375bps), 11/6/27 (b)	1,197,481	1,197,816
American Axle & Manufacturing, Inc., Term Loan B, First Lien, 3.00% (LIBOR01M+225bps), 4/6/24 (b)	4,736,505	4,721,395
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien, 3.63% (LIBOR01M+350bps), 3/23/25 (b)	7,716,670	7,604,161
Anchor Packaging LLC, Initial Term Loans, First Lien, 4.08% (LIBOR01M+400bps), 7/18/26 (b)	8,918,102	8,901,426
AOT Packaging Products Acquisitionco LLC, Closing Date Initial Term Loans, First Lien, 3.75% (LIBOR01M+325bps), 3/3/28 (b)	8,571,920	8,519,460
AOT Packaging Products Acquisitionco LLC, Delayed Draw Term Loan Commitment, First Lien, 3.75% (LIBOR01M+325bps), 1/29/28 (b)(d)	2,153,022	2,139,846
Apex Tool Group LLC, 2019 Term Loan B, First Lien, 6.50% (LIBOR01M+525bps), 8/21/24 (b)	1,986,928	1,987,425
At Home Group, Inc., Initial Term Loan, First Lien, 4.75% (LIBOR03M+425bps), 7/23/28 (b)	12,000,000	12,015,000
AT Home Group, Inc., Term Loan B, First Lien, 7/23/28 (c)(d)	7,000,000	7,008,750
AthenaHealth, Inc., Additional Term B-1, First Lien, 4.38% (LIBOR03M+425bps), 2/11/26 (b)	12,468,750	12,493,688
Blount International, Inc., Initial Term Loan Repricing, First Lien, 4.75% (LIBOR01M+375bps), 4/12/23 (b)	5,791,238	5,796,392

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Boyd Gaming Corp., Refinancing Term B Loans, First Lien, 2.32% (LIBOR01M+225bps), 9/15/23 (b)	$11,742,586	$11,724,268
Brand Energy and Infrastructure Services, Inc., Initial Term Loan, First Lien, 5.25% (LIBOR03M+425bps), 6/21/24 (b)	7,683,346	7,609,970
Brookfield Property REIT, Inc., Initial Term B Loans, First Lien, 2.58% (LIBOR01M+250bps), 8/24/25 (b)	9,948,847	9,822,696
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 9.12% (LIBOR03M+900bps), 5/15/26 (b)	3,000,000	1,800,000
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 3.58% (LIBOR01M+350bps), 6/19/25 (b)	7,947,462	7,950,323
Calpine Corp., 2020 Term Loans, First Lien, 2.59% (LIBOR01M+250bps), 12/16/27 (b)	2,980,143	2,972,186
Chassix, Inc., Term Loan B, First Lien, 6.50% (LIBOR06M+550bps), 11/10/23 (b)	3,845,416	3,778,121
CLARIOS GLOBAL LP, Term B-1, First Lien, 3.33% (LIBOR01M+325bps), 4/30/26 (b)	8,234,783	8,193,609
Consolidated Communications, Inc., 2020 Term B-1, First Lien, 4.25% (LIBOR01M+350bps), 10/2/27 (b)	7,644,610	7,648,202
Cornerstone Building Brands, Inc., New Term Loan B, First Lien, 3.75% (LIBOR01M+325bps), 4/12/28 (b)	16,770,406	16,714,560
CP Atlas Buyer, Inc., Term B Loans, First Lien, 11/23/27 (c)(d)	3,200,000	3,188,000
CP ATLAS BUYER, Inc., Term B Loans, First Lien, 4.25% (LIBOR03M+375bps), 11/23/27 (b)(d)	26,952,500	26,851,428
CPM Holdings, Inc., Initial Term Loans, First Lien, 3.59% (LIBOR01M+350bps), 11/17/25 (b)	2,924,996	2,905,983
CPM Holdings, Inc., Initial Term Loans, Second Lien, 8.34% (LIBOR01M+825bps), 11/16/26 (b)	1,595,960	1,568,030
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 3/31/26 (b)(d)	10,279,979	10,254,279
Dayco Products LLC, Term Loans, First Lien, 4.37% (LIBOR03M+425bps), 5/19/24 (b)	7,660,000	7,430,200
Delta 2 (Lux) S.a.r.l., New Term Loan B, First Lien, 3.50% (LIBOR01M+250bps), 2/1/24 (b)	18,000,000	17,932,500
DELTA AIR LINES, Inc. and SKYMILES IP Ltd., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (b)	7,500,000	7,972,050
DELTA AIR LINES, Inc. and SKYMILES IP Ltd., Initial Term Loan, First Lien, 10/20/27 (c)	8,411,595	8,941,021
Dynasty Acquisition Co., Inc., 2020 Specified Refi Term B-1 Loans, First Lien, 3.65% (LIBOR03M+350bps), 4/8/26 (b)	5,519,394	5,393,497
Endo Luxembourg Finance Co. I S.a.r.l., Term B-1, First Lien, 5.75% (LIBOR03M+500bps), 3/11/28 (b)	16,571,729	16,175,830
ENTERCOM MEDIA Corp., New Term Loan, First Lien, 2.59% (LIBOR01M+250bps), 11/17/24 (b)	19,862,888	19,552,630
Eyemart Express LLC, Term B-1 Loan, First Lien, 4.00% (LIBOR01M+300bps), 8/5/27 (b)	15,000,000	14,956,200
First Brands Group LLC, 2021 Term Loans, First Lien, 6.00% (LIBOR03M+500bps), 3/24/27 (b)	4,987,500	5,032,388
Forterra Finance LLC, Replacement Term Loan, First Lien, 4.00% (LIBOR01M+300bps), 10/25/23 (b)	16,464,102	16,451,260

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Froneri International Ltd., Facility B2 Loan, First Lien, 2.33% (LIBOR01M+225bps), 1/31/27 (b)	$6,934,962	$6,848,275
Frontier Communications Corp., DIP Term Loan, First Lien, 4.50% (LIBOR03M+375bps), 10/8/27 (b)	9,975,000	9,953,155
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien, 3.25% (LIBOR01M+250bps), 3/31/27 (b)	10,984,115	10,960,829
Global Medical Response, Inc., 2020 Term Loan, First Lien, 5.75% (LIBOR06M+475bps), 10/2/25 (b)	10,964,975	10,997,870
Golden Nugget, Inc., Senior Secured Term Loan, First Lien, 3.25% (LIBOR02M+250bps), 10/4/23 (b)	11,024,589	10,966,490
Graham Packaging Co., Inc., New Term Loans, First Lien, 3.75% (LIBOR01M+300bps), 8/4/27 (b)	15,817,983	15,800,425
Great Outdoors Group LLC, Term B-1 Loan, First Lien, 5.00% (LIBOR03M+425bps), 3/5/28 (b)	19,915,000	19,974,745
Gulf Finance LLC, Term Loan B, First Lien, 6.25% (LIBOR01M+525bps), 8/25/23 (b)	2,899,245	2,782,058
Hertz Corp. (The), Initial Term B Loans, First Lien, 4.00% (LIBOR01M+350bps), 6/30/28 (b)	27,135,922	27,140,264
Hertz Corp. (The), Initial Term C Loan, First Lien, 4.00% (LIBOR01M+350bps), 6/30/28 (b)	5,114,078	5,114,896
Hillman Group, Inc. (The), Initial Term Loans, First Lien, 3.25% (LIBOR01M+275bps), 7/14/28 (b)	6,694,093	6,684,052
Hillman Group, Inc., Delayed Draw Term loan, First Lien, 3.25% (LIBOR01M+275bps), 2/24/28 (b)(d)	827,004	825,764
Hillman Group, Inc., Term Loan B1, First Lien, 2/24/28 (c)(d)	1,202,532	1,200,728
Holley Purchaser, Inc., Initial Term Loan, First Lien, 5.13% (LIBOR03M+500bps), 10/26/25 (b)	7,045,765	7,048,725
Hub International Ltd., Term Loan B, First Lien, 2.88% (LIBOR03M+275bps), 4/25/25 (b)	10,259,615	10,155,993
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 3.75% (LIBOR01M+325bps), 5/1/26 (b)	6,975,912	6,972,424
iHeartCommunications, Inc., Term Loans, First Lien, 3.08% (LIBOR01M+300bps), 5/1/26 (b)(d)	30,258,671	30,025,377
Ineos U.S Petrochem LLC, 2026 Tranche B Dollar Term Loans, First Lien, 3.25% (LIBOR01M+275bps), 1/29/26 (b)	8,000,000	8,000,000
Ingram Micro Inc, Initial Term Loan, First Lien, 4.00% (LIBOR02M+350bps), 6/30/28 (b)	3,500,000	3,507,000
Innio North America Holding, Inc., Facility B USD, First Lien, 2.89% (LIBOR03M+275bps), 11/6/25 (b)	8,893,785	8,702,035
Insulet Corp., Term Loan B, First Lien, 3.75% (LIBOR01M+325bps), 5/3/28 (b)	4,000,000	4,006,680
Intelsat Jackson Holdings S.A.,Term B-3, First Lien, 8.00% (PRIME+475bps), 11/27/23 (b)	11,750,000	11,880,072
Janus International Group LLC Amendment No 3, Refinancing Term Loans, First Lien, 4.25% (LIBOR03M+325bps), 2/15/25 (b)	12,652,388	12,652,388
Jo-Ann Stores, LLC, Term B-1 Loan, First Lien, 5.50% (LIBOR03M+475bps), 6/30/28 (b)	22,500,000	21,847,500
Kindred Healthcare LLC, Term Loan New, First Lien, 4.63% (LIBOR01M+450bps), 7/2/25 (b)	15,825,338	15,825,337
LABL, Inc., Term B USD Facility, First Lien, 4.08% (LIBOR01M+400bps), 7/2/26 (b)	6,409,636	6,401,624

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
LBM Acquisition LLC, Initial Delayed Draw Term Loan Commitment, First Lien, 12/8/27 (c)(d)	$1,939,394	$1,920,000
LBM Acquisition LLC, Initial Term Loan, First Lien, 12/17/27 (c)(d)	9,090,909	9,000,000
LBM Acquisition LLC, Initial Term Loan, First Lien, 4.50% (LIBOR03M+375bps), 12/17/27 (b)	10,612,500	10,506,375
Leslie's Poolmart, Inc., Term Loan B, First Lien, 3.25% (LIBOR03M+275bps), 3/9/28 (b)	20,541,626	20,451,859
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 5.75% (LIBOR03M+475bps), 12/15/24 (b)(d)	28,704,376	28,901,862
Lifepoint Health, Inc., Term B Loans, First Lien, 3.83% (LIBOR01M+375bps), 11/16/25 (b)	11,474,536	11,453,079
LifeScan Global Corp., Initial Term Loan, First Lien, 6.15% (LIBOR03M+600bps), 10/1/24 (b)(d)	23,710,356	23,492,932
LifeScan Global Corp., Initial Term Loan, Second Lien, 9.65% (LIBOR03M+950bps), 6/19/25 (b)(d)	3,750,000	3,536,737
Lower Cadence Holdings LLC, Initial Term Loans, First Lien, 4.08% (LIBOR01M+400bps), 5/22/26 (b)	6,982,128	6,973,400
Lsf11 A5 Holdco LLC, 9/30/28 (c)(d)	9,000,000	8,910,000
Lucid Energy Group II Borrower LLC, Initial Term Loan, First Lien, 4.00% (LIBOR01M+300bps), 2/18/25 (b)(d)	12,974,227	12,818,536
Madison IAQ LLC, Initial Term Loans, First Lien, 3.75% (LIBOR06M+325bps), 6/16/28 (b)	20,500,000	20,465,765
Majordrive Holdings IV LLC, Initial term Loans, First Lien, 4.50% (LIBOR03M+400bps), 6/1/28 (b)	3,750,000	3,755,850
McGraw-Hill Education, Inc., Initial Term Loan, First Lien, 5.25% (LIBOR01M+475bps), 7/30/28 (b)	9,000,000	9,019,260
Medline Industries, Inc., Bridge Term, First Lien, 8/4/22 (c)(d)	13,884,615	13,884,615
Medline Industries, Inc., Bridge, First Lien, 8/4/22 (c)(d)(e)	14,615,385	14,615,385
Men's Wearhouse, Inc., Term loan, First Lien (c)	51,299	73,101
Meredith Corp., Term B-2 Facility, First Lien, 2.58% (LIBOR01M+250bps), 1/31/25 (b)	13,400,000	13,365,562
Meredith Corp., Tranche B-3 Term Loans, First Lien, 5.25% (LIBOR03M+425bps), 1/31/25 (b)	16,396,548	16,724,479
MHI Holdings LLC, Initial Term Loans, First Lien, 5.08% (LIBOR01M+500bps), 9/20/26 (b)	8,879,857	8,917,596
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (b)	16,000,000	16,990,080
Momentive Performance Materials, Inc., Initial Dollar Term Loan, First Lien, 3.34% (LIBOR01M+325bps), 5/15/24 (b)	5,696,197	5,683,723
Navicure, Inc., Initial Term Loans, First Lien, 4.08% (LIBOR01M+400bps), 10/23/26 (b)	10,943,511	10,943,511
NorthRiver Midstream Finance LP, Initial Term Loan B, First Lien, 3.39% (LIBOR03M+325bps), 10/1/25 (b)	5,964,142	5,948,397
Organon & Co., Dollar Term Loan, First Lien, 3.50% (LIBOR06M+300bps), 6/2/28 (b)	10,000,000	10,016,100
Ortho-Clinical Diagnostics, Inc., Term Loan B New, First Lien, 3.08% (LIBOR01M+300bps), 5/22/25 (b)	5,097,949	5,091,577
Packaging Coordinators Midco, Inc., Term B Loans, First Lien, 4.25% (LIBOR01M+350bps), 12/1/27 (b)	9,476,250	9,482,220
Park River Holdings, Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 1/20/28 (b)	9,975,000	9,931,409

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Peraton Corp., Term Loan B, First Lien, 4.50% (LIBOR01M+375bps), 2/1/28 (b)	$11,471,250	$11,473,085
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (b)	33,286,625	33,274,642
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (b)	17,750,000	17,775,382
PG&E Corp., Term Loan, First Lien, 3.50% (LIBOR03M+300bps), 6/23/25 (b)	10,904,925	10,710,708
Polaris Newco LLC, Dollar Term Loan, First Lien, 8/11/28 (c)(d)	20,000,000	20,037,600
Presidio Holdings, Inc., Term Loan B, First Lien, 3.63% (LIBOR03M+350bps), 12/19/26 (b)	3,979,899	3,971,184
Radiology Partners, Inc., Term Loan New, First Lien, 4.33% (LIBOR01M+425bps), 7/9/25 (b)(d)	17,701,802	17,679,675
Rent-A-Center, Facility Term Loan B2, First Lien, 3.75% (LIBOR01M+325bps), 2/17/28 (b)	8,179,500	8,199,949
Revint Intermediate II LLC, Initial Term Loans, First Lien, 5.75% (LIBOR01M+500bps), 10/15/27 (b)	9,975,000	10,015,498
Reynolds Group Holdings, Inc., Tranche B-2 U.S. Term Loans, First Lien, 3.33% (LIBOR01M+325bps), 2/16/26 (b)	6,965,000	6,912,763
Ring Container Technologies Group LLC, Initial Term Loans, First Lien, 4.25% (LIBOR01M+375bps), 8/5/28 (b)	7,500,000	7,503,750
Rising Tide Holdins, Inc., Initial Term Loan, First Lien, 5.50% (LIBOR01M+475bps), 6/1/28 (b)	6,000,000	6,027,480
Robertshaw U.S. Holding Corp., 2nd Lien Initial Term Loans, Second Lien, 9.00% (LIBOR01M+800bps), 2/15/26 (b)	4,000,000	3,450,000
Robertshaw U.S. Holding Corp., Term Loan B, First Lien, 4.50% (LIBOR01M+350bps), 2/28/25 (b)	6,404,125	6,195,991
Ryan Specialty Group LLC, Term Loan, First Lien, 3.75% (LIBOR01M+300bps), 9/1/27 (b)	7,947,462	7,939,515
Sabert Corp., Initial Term Loans, First Lien, 5.50% (LIBOR01M+450bps), 12/10/26 (b)	7,761,889	7,771,591
Scientific Games International, Inc., Term Loan B-5, First Lien, 2.83% (LIBOR01M+275bps), 8/14/24 (b)	7,958,869	7,920,109
Sedgwick Claims Management Services, Inc., Initial Term Loans, First Lien, 3.33% (LIBOR01M+325bps), 12/31/25 (b)	4,987,212	4,945,918
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 3.09% (LIBOR01M+300bps), 3/25/28 (b)	5,000,000	4,942,500
SIWF Holdings, Inc., Initial Term Loan, First Lien, 4.33% (LIBOR01M+425bps), 6/15/25 (b)	11,821,306	11,821,306
SIWF Holdings, Inc., Initial Term Loan, Second Lien, 8.58% (LIBOR01M+850bps), 5/26/26 (b)	1,500,000	1,500,000
Sparta US Holdco LLC, Initial Term Loan, First Lien, 4.25% (LIBOR03M+350bps), 4/30/28 (b)	4,000,000	4,005,000
Spectacle Gary Holdings LLC, Closing Date Term Loan, First Lien, 11.00% (LIBOR01M+900bps), 12/23/25 (b)	5,594,595	6,073,660
Spectacle Gary Holdings LLC, Delayed Draw Term Loan Commitment, First Lien, 11.00% (LIBOR01M+900bps), 12/23/25 (b)	405,405	440,120
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 4.25% (LIBOR06M+375bps), 5/20/28 (b)	14,500,000	14,493,910

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Standard Aero Ltd., 2020 SPCFD Refi Term B-2 Loans, First Lien, 3.65% (LIBOR03M+350bps), 4/8/26 (b)	$2,967,416	$2,899,729
Station Casinos LLC, Term B-1 Facility Loans, First Lien, 2.50% (LIBOR01M+225bps), 2/8/27 (b)	14,428,757	14,282,161
Surgery Center Holdings, Inc., 2021 New Term Loans, First Lien, 4.50% (LIBOR01M+375bps), 8/31/26 (b)	12,505,681	12,517,811
SWF Holdings Corp., TLB, First Lien, 9/17/28 (c)(d)	34,250,000	33,971,890
Tailwind Smith Cooper Intermediate Corp., Initial Term Loans, Second Lien, 9.09% (LIBOR01M+900bps), 5/28/27 (b)	3,000,000	2,810,430
Team Health Holdings, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR01M+275bps), 2/6/24 (b)	17,597,883	17,113,942
Tenneco, Inc., Tranche B Term Loan, First Lien, 3.08% (LIBOR01M+300bps), 10/1/25 (b)	15,638,908	15,485,804
The Men's Wearhouse LLC, Term Loan, First Lien, 9.00% (LIBOR03M+800bps), 12/1/25 (b)	2,765,859	2,303,960
The Michaels Cos., Inc., Term B Loans, First Lien, 5.00% (LIBOR01M+425bps), 4/15/28 (b)	26,000,000	26,011,700
Thor Industries, Inc., Term B-1, First Lien, 3.13% (LIBOR01M+300bps), 2/1/26 (b)	8,753,496	8,742,554
Titan Acquisition Ltd., Initial Term Loan, First Lien, 3.17% (LIBOR06M+300bps), 3/28/25 (b)	13,794,746	13,534,577
TransDigm, Inc., Tranche F Refinancing Term Loan, First Lien, 2.33% (LIBOR01M+225bps), 12/9/25 (b)	14,931,799	14,745,152
Traverse Midstream Partners LLC, Advance, First Lien, 6.50% (LIBOR01M+550bps), 9/27/24 (b)	7,815,362	7,815,362
Trident TPI Holdings, Inc., Tranche B-3 DDTL Commitments, First Lien, 7/29/28 (c)(d)	559,006	559,588
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loans, First Lien, 7/29/28 (c)(d)	3,940,994	3,945,092
Triton Water Holdings, Inc., Initial Term Loan, First Lien, 3/31/28 (c)(d)	5,000,000	4,990,650
TRUCK HERO, Inc., Initial Term Loans, First Lien, 4.00% (LIBOR01M+325bps), 1/20/28 (b)(d)	18,977,500	18,926,071
Twin River Worldwide Holdings, INC., Term Loan B, First Lien, 8/6/28 (c)(d)	15,000,000	14,989,650
U.S. Renal Care, Inc., Initial Term Loan, First Lien, 5.13% (LIBOR01M+500bps), 7/26/26 (b)(d)	19,375,641	19,333,209
United Airlines, Inc., Class B Term Loans, First Lien, 4/21/28 (c)(d)	5,000,000	5,030,700
United Airlines, Inc., Class B Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 4/21/28 (b)	9,975,000	10,036,247
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien, 4.00% (LIBOR01M+325bps), 3/24/26 (b)	11,842,808	11,821,372
Univision Communications, Inc., Term Loan B, First Lien, 5/7/28 (c)(d)	3,500,000	3,491,880
Upstream Rehabilitation, August 2021 Incremental TL, First Lien, 4.33% (LIBOR01M+425bps), 11/20/26 (b)	5,000,000	4,996,900
USI, Inc., 2017 New Term Loans, First Lien, 3.15% (LIBOR01M+300bps), 5/16/24 (b)	12,687,393	12,594,521
Utz Quality Foodz LLC, 2021 New Term Loans, First Lien, 3.08% (LIBOR01M+300bps), 1/20/28 (b)	7,960,003	7,945,118
Verscend Holding Corp., New Term Loan B-1 Facility, First Lien, 4.08% (LIBOR01M+400bps), 8/27/25 (b)	7,877,731	7,884,269
Vertex Aerospace Services Corp., Term Loan, First Lien, 4.08% (LIBOR01M+400bps), 6/29/27 (b)	6,907,688	6,886,136

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Victoria's Secret & Co, Initial Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 8/2/28 (b)	$3,000,000	$2,988,750
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR01M+325bps), 10/30/27 (b)	13,487,369	13,510,972
Welbilt, Inc., Facility Term Loan, First Lien, 2.58% (LIBOR01M+250bps), 10/23/25 (b)	15,000,000	14,950,050
WestJet Airlines Ltd., Initial Term Loan, First Lien, 4.00% (LIBOR06M+300bps), 12/11/26 (b)	9,949,495	9,699,663
Whatabrands LLC, Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 7/21/28 (b)	4,000,000	3,994,080
WHITE CAP BUYER LLC, Initial Closing Date Term Loan, First Lien, 4.50% (LIBOR01M+400bps), 10/19/27 (b)	11,423,700	11,449,632
WireCo WorldGroup, Inc., Term Loans, First Lien, 6.00% (LIBOR06M+500bps), 9/30/23 (b)	9,710,821	9,706,742
WP CPP Holdings LLC, Term Loan, Second Lien, 8.75% (LIBOR03M+775bps), 4/30/26 (b)	2,000,000	1,966,880
WP CPP Holdings LLC, Term Loans, First Lien, 4.75% (LIBOR03M+375bps), 4/30/25 (b)	9,863,721	9,583,197
Total Senior Secured Loans (Cost $1,660,802,810)		1,663,942,506

Corporate Bonds (15.0%)
Communication Services (2.9%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 5/1/22 @ 104.88 (f)	2,000,000	2,046,580
CSC Holdings LLC, 6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (f)	5,000,000	5,414,850
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (f)	10,997,000	11,383,984
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (f)	8,460,000	8,882,408
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	3,000,000	3,204,780
Nexstar Broadcasting, Inc., 4.75%, 11/1/28, Callable 11/1/23 @ 102.38 (f)	5,000,000	5,186,250
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (f)(g)	15,350,000	15,221,060
Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31 (f)	6,500,000	7,049,770
		58,389,682
Consumer Discretionary (4.2%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103 (f)	2,000,000	2,158,840
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (f)	8,000,000	8,408,320
Ambience Merger Sub, Inc., 7.13%, 7/15/29, Callable 7/15/24 @ 103.56 (f)	6,000,000	5,958,120
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38 (f)	3,000,000	3,094,260
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (f)(g)	19,000,000	8,380,710
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (f)	6,000,000	5,997,720
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88 (f)	6,000,000	6,210,960
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (f)	7,000,000	7,259,140
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88 (f)(g)	5,350,000	5,834,496
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (f)	1,300,000	1,314,417
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (f)	5,600,000	5,656,112

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (f)	$6,000,000	$6,392,700
Tenneco, Inc.
5.00%, 7/15/26, Callable 11/8/21 @ 102.5	6,840,000	6,746,839
7.88%, 1/15/29, Callable 1/15/24 @ 103.94 (f)	4,160,000	4,645,930
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75 (f)(g)	6,000,000	6,913,680
		84,972,244
Consumer Staples (0.5%):
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (f)	10,595,000	10,782,108

Energy (0.4%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (f)	2,334,000	2,409,575
Antero Resources Corp., 8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (f)	3,246,000	3,676,679
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	2,000,000	2,075,620
		8,161,874
Financials (2.3%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (f)	4,000,000	4,182,600
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (f)(g)	6,500,000	7,023,380
Mozart Borrower, LP, 9/30/28	12,500,000	12,375,000
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/29, Callable 10/1/24 @ 101.94 (f)	10,200,000	10,174,500
5.25%, 10/1/29, Callable 10/1/24 @ 102.63 (f)	2,200,000	2,235,750
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25 (d)(f)	3,100,000	3,013,634
White Capital Parent LLC PIK, 8.25%, 3/15/26, Callable 3/15/22 @ 102 (f)(h)	2,250,000	2,323,013
Wolverine Escrow LLC
9.00%, 11/15/26, Callable 11/15/22 @ 106.75 (f)	2,653,000	2,451,743
13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (f)	4,750,000	3,124,312
		46,903,932
Health Care (2.2%):
Air Methods Corp., 8.00%, 5/15/25, Callable 11/8/21 @ 102 (f)(g)	14,250,000	13,634,970
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (f)(g)	10,466,000	9,757,138
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (f)(g)	2,500,000	2,685,875
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (f)	2,150,000	2,326,322
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 10/25/21 @ 101.59 (f)	8,383,000	8,095,379
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (f)	7,000,000	7,345,800
		43,845,484
Industrials (1.7%):
American Airlines, Inc., 11.75%, 7/15/25 (f)	17,185,000	21,258,704
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 11/8/21 @ 100 (f)	4,000,000	4,009,720
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (f)	4,000,000	4,352,400
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25 (d)(f)	3,950,000	3,948,618
		33,569,442

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Information Technology (0.8%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (f)	$13,800,000	$15,509,268
Total Corporate Bonds (Cost $300,252,808)		302,134,034

Yankee Dollars (1.2%)
Energy (0.5%):
Husky Holding Ltd. PIK, 13.00%, 2/15/25, Callable 11/8/21 @ 109.75 (f)(g)(h)	4,500,000	4,781,970
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (f)	4,800,000	5,148,192
		9,930,162
Industrials (0.6%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 10/19/21 @ 102.5 (f)(g)	4,000,000	4,100,040
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (f)	6,500,000	6,739,330
		10,839,370
Materials (0.1%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 11/8/21 @ 103.88 (f)(g)	2,500,000	2,555,225

Total Yankee Dollars (Cost $22,566,910)		23,324,757

Exchange-Traded Funds (1.7%)
iShares iBoxx High Yield Corporate Bond ETF (g)	133,050	11,640,544
SPDR Blackstone Senior Loan ETF (g)	304,500	14,013,090
SPDR Bloomberg Barclays High Yield Bond ETF (g)	84,750	9,268,260
Total Exchange-Traded Funds (Cost $34,959,042)		34,921,894
Total Investments (Cost $2,018,581,570) — 100.6%		2,024,510,521
Liabilities in excess of other assets — (0.6)%		(11,540,625)
NET ASSETS - 100.00%		$2,012,969,896

(a)	Amount represents less than 0.05% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(c)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(d)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2021, illiquid securities were 0.7% of net assets.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $301,056,552 and amounted to 15.0% of net assets.
(g)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(h)	All of the coupon is paid in kind.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
PRIME—U.S. Prime Rate
REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Income Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value

Asset-Backed Securities (1.0%)
Commonbond Student Loan Trust, Series 2021-AGS, Class A, 1.20%, 8/25/50, Callable 2/25/30 @ 100 (a)	$240,373	$239,173
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, 3/26/46, Callable 3/25/24 @ 100 (a)	500,000	499,077
Total Asset-Backed Securities (Cost $740,318)		738,250

Collateralized Mortgage Obligations (9.1%)
AIMCO CLO, Series 2017-AA, Class DR, 3.28% (LIBOR03M+315bps), 4/20/34, Callable 4/20/23 @ 100 (a)(b)	400,000	399,052
Aimco CLO 14 Ltd., Series 2021-14A, Class D, 3.10% (LIBOR03M+290bps), 4/20/34, Callable 4/20/23 @ 100 (a)(b)(c)	800,000	791,741
Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3.38% (LIBOR03M+325bps), 4/15/34, Callable 4/15/23 @ 100 (a)(b)(c)	800,000	800,721
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36, Callable 11/5/24 @ 100 (a)	300,000	316,234
Grace Trust, Series 2020-GRCE, Class C, 2.77%, 12/10/40, Callable 12/10/30 @ 100 (a)(c)(d)	650,000	654,612
Greywolf CLO II Ltd., Series 2013-1A, Class C2RR, 4.33% (LIBOR03M+420bps), 4/15/34, Callable 4/15/23 @ 100 (a)(b)(c)	900,000	897,240
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45, Callable 2/10/22 @ 100 (c)	155,361	155,861
GS Mortgage Securities Trust, Series 2017-FARM, Class B, 3.66%, 1/10/43, Callable 1/10/28 @ 100 (a)(d)	650,000	692,592
Hilton USA Trust, Series 2016-SFP, Class A, 2.83%, 11/5/35 (a)(c)	500,000	500,409
JPMCC Mortgage Securities Trust, Series 2017-JP5, Class B, 4.08%, 3/15/50 (d)	200,000	219,378
OHA Credit Funding 2 Ltd., Series 2019-2A, Class CR, 2.33% (LIBOR03M+220bps), 4/21/34, Callable 4/21/23 @ 100 (a)(b)	600,000	601,387
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	600,000	619,714
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class B, 4.00%, 12/15/50 (d)	150,000	163,539
Total Collateralized Mortgage Obligations (Cost $6,839,646)		6,812,480

Corporate Bonds (61.5%)
Communication Services (9.5%):
AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100	625,000	618,850
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 2/1/32, Callable 11/1/31 @ 100 (c)	700,000	667,086
3.70%, 4/1/51, Callable 10/1/50 @ 100	130,000	125,860
CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a)(c)	1,000,000	1,081,330
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5 (a)	500,000	524,965

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
iHeartCommunications, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63 (a)(c)	$1,000,000	$1,039,980
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 7/15/22 @ 104.41 (a)	250,000	256,242
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a)(c)	1,500,000	1,487,400
Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75 (a)(c)	500,000	541,950
Sprint Corp., 7.63%, 3/1/26, Callable 11/1/25 @ 100	500,000	605,835
Univision Communications, Inc., 4.50%, 5/1/29, Callable 5/1/24 @ 102.25 (a)	200,000	203,658
		7,153,156
Consumer Discretionary (14.4%):
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (a)	1,500,000	1,576,560
Expedia Group, Inc., 2.95%, 3/15/31, Callable 12/15/30 @ 100	1,080,000	1,093,997
General Motors Co., 5.95%, 4/1/49, Callable 10/1/48 @ 100	200,000	264,396
Kohl's Corp., 5.55%, 7/17/45, Callable 1/17/45 @ 100 (c)(e)	300,000	357,117
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88 (a)	500,000	517,580
Lowe's Cos., Inc.
2.63%, 4/1/31, Callable 1/1/31 @ 100	900,000	924,183
3.00%, 10/15/50, Callable 4/15/50 @ 100 (e)	300,000	292,227
Magic Mergeco, Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94 (a)	500,000	518,510
Marriott International, Inc., 2.85%, 4/15/31, Callable 1/15/31 @ 100 (c)	1,180,000	1,191,186
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	500,000	543,845
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88 (a)(c)	750,000	817,920
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (a)	100,000	101,109
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (a)	200,000	202,004
Ross Stores, Inc., 1.88%, 4/15/31, Callable 1/15/31 @ 100	1,300,000	1,254,162
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75 (a)(c)	1,000,000	1,152,280
		10,807,076
Consumer Staples (3.4%):
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 (c)	1,200,000	1,154,736
Constellation Brands, Inc. 4.10%, 2/15/48, Callable 8/15/47 @ 100 (c)	400,000	451,868
Kraft Heinz Foods Co., 4.25%, 3/1/31, Callable 12/1/30 @ 100 (c)	800,000	903,200
		2,509,804
Energy (6.6%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (a)	750,000	838,095
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (c)(e)	750,000	832,050
ONEOK, Inc.
3.40%, 9/1/29, Callable 6/1/29 @ 100 (c)	500,000	531,220
4.45%, 9/1/49, Callable 3/1/49 @ 100 (e)	200,000	222,514
Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100 (c)(e)	1,600,000	1,806,800
Williams Cos., Inc. (The)
2.60%, 3/15/31, Callable 12/15/30 @ 100 (e)	600,000	608,400
4.85%, 3/1/48, Callable 9/1/47 @ 100	100,000	122,226
		4,961,305
Financials (11.9%):
Bank of America Corp.
2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b)(c)	400,000	408,332
2.83% (SOFR+188bps), 10/24/51, Callable 10/24/50 @ 100, MTN (b)(c)	500,000	480,875
Chubb INA Holdings, Inc., 1.38%, 9/15/30, Callable 6/15/30 @ 100 (e)	1,750,000	1,656,305
CNA Financial Corp., 2.05%, 8/15/30, Callable 5/15/30 @ 100 (c)	1,300,000	1,275,768
Discover Bank, 2.70%, 2/6/30, Callable 11/6/29 @ 100 (c)	1,650,000	1,711,133

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc., 3.60%, 6/21/30, Callable 3/21/30 @ 100 (c)	$250,000	$267,812
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (a)	700,000	689,731
Liberty Mutual Group, Inc., 3.95%, 10/15/50, Callable 4/15/50 @ 100 (a)(e)	300,000	335,064
Morgan Stanley
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)	500,000	489,065
3.22% (SOFR+149bps), 4/22/42, Callable 4/22/41 @ 100 (b)	600,000	627,324
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/29, Callable 10/1/24 @ 101.94 (a)	400,000	399,000
5.25%, 10/1/29, Callable 10/1/24 @ 102.63 (a)	100,000	101,625
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25 (a)(f)	500,000	486,070
		8,928,104
Health Care (2.9%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 (c)	400,000	473,592
Bausch Health Cos., Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (a)(c)(e)	1,000,000	932,270
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (a)(e)	500,000	541,005
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 10/25/21 @ 101.59 (a)	250,000	241,422
		2,188,289
Industrials (8.1%):
Air Lease Corp.
4.63%, 10/1/28, Callable 7/1/28 @ 100 (c)(e)	1,100,000	1,237,511
3.00%, 2/1/30, Callable 11/1/29 @ 100, MTN	300,000	304,698
American Airlines, Inc., 11.75%, 7/15/25 (a)	200,000	247,410
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (a)	400,000	413,548
Caterpillar, Inc.
1.90%, 3/12/31, Callable 12/12/30 @ 100 (e)	400,000	397,912
3.25%, 4/9/50, Callable 10/9/49 @ 100	100,000	108,781
Cornerstone Building Brands, Inc., 6.13%, 1/15/29, Callable 9/15/23 @ 103.06 (a)(c)	1,000,000	1,063,010
The Boeing Co.
5.15%, 5/1/30, Callable 2/1/30 @ 100 (c)	530,000	622,262
3.75%, 2/1/50, Callable 8/1/49 @ 100	250,000	253,463
Waste Connections, Inc., 2.60%, 2/1/30, Callable 11/1/29 @ 100	1,400,000	1,442,966
		6,091,561
Information Technology (0.9%):
Oracle Corp.
2.88%, 3/25/31, Callable 12/25/30 @ 100	200,000	206,104
3.95%, 3/25/51, Callable 9/25/50 @ 100	450,000	476,730
		682,834
Materials (2.2%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,300,000	1,331,447
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	250,000	307,633
		1,639,080
Real Estate (1.6%):
Simon Property Group LP, 2.20%, 2/1/31, Callable 11/1/30 @ 100 (c)(e)	1,250,000	1,230,188

Total Corporate Bonds (Cost $45,933,007)		46,191,397

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	September 30, 2021
(Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage-Backed Securities (0.1%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 9/20/22 @ 100 (c)	$41,854	$43,361
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 10/25/21 @ 100 (c)	60,043	63,759
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 4/25/29 @ 100 (c)	1,614	1,577
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 2.29%, 2/25/35, Callable 10/25/21 @ 100 (c)(d)	12,090	12,090
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 10/25/21 @ 100 (c)	1,306	929
Total Residential Mortgage-Backed Securities (Cost $118,913)		121,716

Yankee Dollars (9.8%)
Consumer Discretionary (0.6%):
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100 (a)(e)	450,000	506,435

Consumer Staples (0.9%):
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (a)	700,000	695,828

Energy (1.0%):
Cenovus Energy, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100 (e)	500,000	491,015
5.40%, 6/15/47, Callable 12/15/46 @ 100	200,000	246,148
		737,163
Financials (4.5%):
Credit Suisse Group AG, 3.87% (LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a)(b)(c)	1,500,000	1,637,310
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100 (a)(c)	1,600,000	1,733,392
		3,370,702
Materials (2.8%):
Nutrien, Ltd., 2.95%, 5/13/30, Callable 2/13/30 @ 100	1,000,000	1,055,680
Vale Overseas Ltd., 3.75%, 7/8/30, Callable 4/8/30 @ 100 (c)	1,000,000	1,035,950
		2,091,630
Total Yankee Dollars (Cost $7,434,614)		7,401,758

U.S. Government Mortgage-Backed Agencies (0.1%)
Federal National Mortgage Association 3.50%, 7/1/43 (c)	47,428	51,402

Total U.S. Government Mortgage-Backed Agencies (Cost $48,475)		51,402

U.S. Treasury Obligations (7.2%)
U.S. Treasury Bonds
1.88%, 2/15/41 (c)	3,950,000	3,865,445
1.38%, 8/15/50	500,000	422,110
U.S. Treasury Notes
1.25%, 5/31/28	500,000	499,375
1.63%, 5/15/31	640,000	647,600
Total U.S. Treasury Obligations (Cost $5,354,184)		5,434,530

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Strategic Income Fund	September 30, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Exchange-Traded Funds (8.9%)
Invesco Senior Loan ETF (c)(e)	$148,700	$3,287,757
SPDR Blackstone Senior Loan ETF (c)	73,850	3,398,577
Total Exchange-Traded Funds (Cost $6,703,570)		6,686,334

Collateral for Securities Loaned^ (12.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.04% (g)	177,902	177,902
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (g)	5,272,448	5,272,448
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (g)	88,782	88,782
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (g)	707,918	707,918
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	3,182,939	3,182,939
Total Collateral for Securities Loaned (Cost $9,429,989)		9,429,989
Total Investments (Cost $82,602,716) — 110.3%		82,867,856
Liabilities in excess of other assets — (10.3)%		(7,749,723)
NET ASSETS - 100.00%		$75,118,133

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2021, the fair value of these securities was $27,894,656 and amounted to 37.1% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2021.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2021.
(e)	All or a portion of this security is on loan.
(f)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(g)	Rate disclosed is the daily yield on September 30, 2021.

bps—Basis points
ETF—Exchange-Traded Fund
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	54	12/31/21	$11,889,905	$11,882,953	$(6,952)
5-Year U.S. Treasury Note Futures	17	12/31/21	2,096,102	2,086,617	(9,485)
Ultra Long Term U.S. Treasury Bond Futures	17	12/21/21	3,367,999	3,248,063	(119,936)
					$(136,373)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
US 10-Year US Treasury Note Futures Dec11	85	12/21/21	$12,620,936	$12,346,250	$274,686

	Total unrealized appreciation				$274,686
	Total unrealized depreciation				(136,373)
	Total net unrealized appreciation (depreciation)				$138,313